UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2022

Date of reporting period:	July 31, 2022

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

July 31, 2022
iShares Trust
iShares ESG MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX
2022 Annual Report

Dear Shareholder,
The 12-month reporting period as of July 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have room to rise before peaking, although investors’ inflation expectations began to decline near the end of the period.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we believe that we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of July 31, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(7.81%) (4.64%)
U.S. small cap equities
(Russell 2000
®
Index)
(6.42) (14.29)
International equities
(MSCI Europe, Australasia,
Far East Index)
(11.27) (14.32)
Emerging market equities
(MSCI Emerging Markets
Index)
(16.24) (20.09)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.21 0.22
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.38) (10.00)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(6.14) (9.12)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(3.95) (6.93)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(6.58) (8.03)

This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 32

Market Overview

2022
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended July 31, 2022 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance, returned
-7.35%. Equities advanced early in the reporting period as strong household balance sheets and robust job growth supported rising consumer spending. Increased economic activity led to strong corporate earnings as companies reaped the benefits amid a recovery from the effects of the coronavirus pandemic. However, significant challenges emerged as the reporting period continued, including high inflation, rising interest rates, slower economic growth, and the impacts of Russia’s invasion of Ukraine. These factors drove stock prices sharply lower, erasing prior gains and leading to significantly negative performance for the reporting period overall.
The U.S. economy grew briskly over the final half of 2021, powered primarily by consumer spending. Record-high personal savings rates allowed consumers to spend at an elevated level, releasing pent-up demand for goods and services. Growth subsequently stalled in the first half of 2022, and the economy contracted amid lower inventories and faltering business investment. Despite the economic downturn, indicators were mixed, showing evidence of a slowdown in some areas while others remained positive.
Hiring continued to increase as businesses restored capacity, and unemployment declined substantially, falling to 3.5% in July 2022 — identical to the pre-pandemic rate in
February 2020. Although high inflation negatively impacted consumer sentiment, which declined significantly, consumer spending continued to rise.
The rapid increase in consumer spending drove a significant rise in inflation. Supply chains for many goods were disrupted by the pandemic and could not quickly adapt to the rapid rebound in demand. Oil prices also rose significantly as demand increased and a lack of investment constrained the supply of oil. The strong job market led to higher wages, particularly at the lower end of the market. These factors drove prices higher in many areas of the economy.
Rising inflation led to a shift in policy from the U.S. Federal Reserve (“the Fed”). As the reporting period began, the Fed was using accommodative monetary policy to stimulate the economy. Short-term interest rates were kept at near-zero levels, and the Fed used bond-buying programs to stabilize debt markets. However, rising prices led the Fed to tighten monetary policy during the reporting period in an attempt to prevent runaway inflation. The Fed slowed and then ended its bond-buying activities, finally reversing course as it began to reduce its balance sheet in June 2022.
In March 2022, the Fed began to raise short-term interest rates, followed by three more increases for a total increase of 225 basis points, the most rapid rise in decades.
Interest rates rose significantly in response, leading to higher borrowing costs for businesses. The effect of higher inflation and interest rates on equities varied significantly based on equity class. Growth stocks, which derive much of their value from expectations of future growth, declined significantly more than value stocks.
Russia’s invasion of Ukraine in late February 2022 led to substantial disruptions to the global economy and increased uncertainty in financial markets, exacerbating inflation and impacting U.S. businesses with operations in Russia. The invasion was met with widespread condemnation, and many countries imposed sanctions on the Russian state, businesses, and individuals. As Russia is a top producer of both oil and natural gas, global supply concerns led to sharp volatility in U.S. energy markets.

iShares
®
ESG MSCI USA Min Vol Factor ETF
5
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large and mid capitalization equities that, in aggregate, have lower volatility characteristics, reduced carbon exposure and improved environmental, social and governance (ESG) quality characteristics relative to the parent index, as represented by the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was November 2, 2021. The first day of secondary market trading was November 4, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Cumulative
Total
Returns
Since Inception
Fund NAV ....................................................................................................... (6.83) %
Fund Market .....................................................................................................
– % (6.84)
Index .......................................................................................................... (6.71)
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 961.20  $ 0.88  $ 1,000.00  $ 1,023.90  $ 0.90  0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
ESG MSCI USA Min Vol Factor ETF
6
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. After ESG investments reached a record level in 2021, monthly net inflows to ESG-focused investments turned negative in May 2022 for the first time in three years. The impact of the COVID-19 pandemic on public health served as a motivating factor for many businesses to reexamine their ESG policies. A rule proposed by the Department of Labor in October 2021 would expand the ability of retirement plan sponsors to offer ESG products, reversing the stance of the prior administration. In March 2022, the SEC proposed a rule to require climate-
related disclosures from public companies. However, Texas implemented a law prohibiting state investments in businesses with certain ESG-related policies, and Florida proposed restrictions on ESG considerations in state investments.
In this environment, stocks with improved ESG and lower volatility characteristics declined during the reporting period. The information technology sector was the largest detractor from the Index’s return, led by the software industry. Declining earnings and investors’ concerns about the high valuations of some technology stocks in an environment of high inflation and increasing interest rates worked against the industry. The return of some remote workers to physical offices also negatively impacted the sales growth of software platforms designed to facilitate online collaboration.
The consumer discretionary sector further weighed on performance as growing inventories fueled by shifting consumer demand led to more markdowns in the multiline retail industry and pressured profits. Stocks of streaming content providers in the communication services sector also retreated amid stiff competition.
On the upside, the consumer staples sector contributed to the Index’s performance, propelled by strength in the food products industry amid international growth in sales of snack foods. The utilities sector also gained, driven in part by the profitability of sustainable energy ventures.
In terms of relative performance, the Index outperformed the broader market, as represented by the MSCI USA Index, for the reporting period. The Index seeks exposure to stocks that experience lower volatility, which were in high demand during the reporting period as investors sought refuge from volatility induced by elevated inflation, interest rate increases, and geopolitical instability.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 23.3%
Health Care ................................... 18.4
Industrials ..................................... 11.7
Consumer Staples ............................... 11.2
Utilities ....................................... 8.0
Financials ..................................... 7.7
Communication Services ........................... 7.3
Consumer Discretionary ........................... 6.0
Real Estate .................................... 2.8
Materials ..................................... 2.6
Energy ....................................... 1.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Automatic Data Processing, Inc. ...................... 1.7%
NextEra Energy, Inc. ............................. 1.6
Microsoft Corp. ................................. 1.6
Vertex Pharmaceuticals, Inc. ........................ 1.6
Cisco Systems, Inc. .............................. 1.6
PepsiCo, Inc. .................................. 1.6
Marsh & McLennan Companies, Inc. ................... 1.5
Motorola Solutions, Inc. ........................... 1.5
Texas Instruments, Inc. ............................ 1.5
Consolidated Edison, Inc. .......................... 1.5
aaa aa

iShares
®
MSCI USA Min Vol Factor ETF
7
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (1.85) % 10.11% 11.81% (1.85) % 61.89% 205.46%
Fund Market ...............................
(1.84) 10.12 11.82 – % (1.84) 61.91 205.51
Index .................................... (1.69) 10.29 12.00 (1.69) 63.20 210.61
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 975.80  $ 0.73  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
MSCI USA Min Vol Factor ETF
8
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of companies with lower volatility characteristics declined for the reporting period. The communication services sector detracted the most from the Index’s performance, particularly the entertainment industry. Stocks of streaming content providers retreated amid stiff competition as more entrants into the streaming market weighed on revenue growth. Customers in search of deals and new content moved frequently between streaming providers, creating significant customer turnover. Furthermore, streaming media providers incurred high costs from creating original programming in an attempt to acquire new customers and retain existing ones. The media industry also declined as slowing revenue and customer growth worked against broadband providers, and rising interest rates pressured highly indebted companies.
The information technology sector also weighed on the Index’s return as the software industry faced significant headwinds. The return of some remote workers to physical offices negatively impacted the sales growth of software platforms designed to facilitate online collaboration. Higher interest rates and a slowing economy also prompted investors to question the trajectory of high-valuation growth stocks in the industry.
On the upside, the utilities sector contributed to the Index’s return as investors sought out stocks of companies with steadier earnings as the economic outlook weakened.
The multi-utilities industry gained, benefiting from the profitability of sustainable energy ventures.
The consumer staples sector was another source of strength as the food products industry experienced continued revenue and earnings growth and implemented price increases that more than offset rising labor and materials costs. Healthcare sector stocks also advanced, driven by strong sales of Alzheimer’s and diabetes drugs, which supported revenue and earnings growth in the pharmaceuticals industry.
In terms of relative performance, the Index significantly outperformed the broader market, as represented by the MSCI USA Index, for the reporting period. The Index seeks exposure to stocks that experience lower volatility, which were in high demand later in the reporting period as investors sought refuge from volatility induced by elevated inflation, interest rate increases, and geopolitical instability. Looking at sectors, overweight positions in the utilities, consumer staples, and healthcare sectors benefited the
Index’s relative performance, as did an underweight position in the consumer discretionary sector. Conversely, an underweight position in the energy sector detracted from the Index’s return compared to the broader market.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 23.1%
Health Care ................................... 18.8
Consumer Staples ............................... 11.4
Industrials ..................................... 9.7
Communication Services ........................... 8.7
Utilities ....................................... 7.8
Financials ..................................... 7.7
Consumer Discretionary ........................... 6.6
Materials ..................................... 2.9
Real Estate .................................... 2.8
Energy ....................................... 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
T-Mobile U.S., Inc. ............................... 1.6%
Vertex Pharmaceuticals, Inc. ........................ 1.6
Cisco Systems, Inc. .............................. 1.6
Waste Management, Inc. ........................... 1.5
Republic Services, Inc. ............................ 1.5
Texas Instruments, Inc. ............................ 1.5
Paychex, Inc. .................................. 1.5
Johnson & Johnson .............................. 1.4
PepsiCo, Inc. .................................. 1.4
Waste Connections, Inc. ........................... 1.4
aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
July 31, 2022
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
10
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.2%
L3Harris Technologies, Inc. ................... 36 $ 8,639
a
Air Freight & Logistics  — 2.1%
CH Robinson Worldwide, Inc. ................. 316 34,981
Expeditors International of Washington, Inc. ........ 429 45,581
United Parcel Service, Inc., Class B ............. 95 18,515
99,077
a
Beverages  — 2.4%
Coca-Cola Co. (The) ....................... 436 27,978
Keurig Dr Pepper, Inc. ...................... 279 10,808
PepsiCo, Inc. ............................ 411 71,909
110,695
a
Biotechnology  — 6.4%
Amgen, Inc. ............................. 253 62,610
BioMarin Pharmaceutical, Inc.
(a)
................ 114 9,810
Gilead Sciences, Inc. ....................... 1,047 62,558
Horizon Therapeutics PLC
(a)
.................. 51 4,231
Incyte Corp.
(a)
............................ 204 15,847
Regeneron Pharmaceuticals, Inc.
(a)
.............. 90 52,352
Seagen, Inc.
(a)
............................ 98 17,638
Vertex Pharmaceuticals, Inc.
(a)
................. 259 72,626
297,672
a
Building Products  — 1.7%
Carrier Global Corp. ........................ 224 9,079
Johnson Controls International PLC ............. 959 51,699
Lennox International, Inc. .................... 13 3,114
Trane Technologies PLC ..................... 101 14,846
78,738
a
Capital Markets  — 3.3%
Cboe Global Markets, Inc. .................... 255 31,462
CME Group, Inc. .......................... 105 20,945
Intercontinental Exchange, Inc. ................ 273 27,843
MarketAxess Holdings, Inc. ................... 14 3,791
Moody's Corp. ............................ 32 9,928
S&P Global, Inc. .......................... 150 56,540
T Rowe Price Group, Inc. .................... 19 2,346
152,855
a
Chemicals  — 0.3%
Ecolab, Inc. ............................. 61 10,075
Linde PLC .............................. 13 3,926
14,001
a
Commercial Services & Supplies  — 1.7%
Republic Services, Inc. ...................... 46 6,378
Rollins, Inc. .............................. 71 2,739
Waste Connections, Inc. ..................... 40 5,335
Waste Management, Inc. ..................... 402 66,153
80,605
a
Communications Equipment  — 3.1%
Cisco Systems, Inc. ........................ 1,587 72,002
Motorola Solutions, Inc. ..................... 299 71,339
143,341
a
Containers & Packaging  — 1.3%
Amcor PLC .............................. 3,836 49,676
Ball Corp. ............................... 164 12,041
61,717
a
Security Shares Value
a
Distributors  — 0.4%
Pool Corp. .............................. 45 $ 16,097
a
Diversified Financial Services  — 0.4%
Berkshire Hathaway, Inc., Class B
(a)
............. 62 18,637
a
Diversified Telecommunication Services  — 1.8%
AT&T, Inc. ............................... 980 18,405
Liberty Global PLC, Class C, NVS
(a)
............. 138 3,159
Verizon Communications, Inc. ................. 1,349 62,310
83,874
a
Electric Utilities  — 3.6%
Eversource Energy ........................ 740 65,283
Exelon Corp. ............................. 537 24,965
NextEra Energy, Inc. ....................... 878 74,182
164,430
a
Electronic Equipment, Instruments & Components  — 1.5%
Amphenol Corp., Class A .................... 224 17,277
Keysight Technologies, Inc.
(a)
.................. 301 48,943
Zebra Technologies Corp., Class A
(a)
............. 11 3,934
70,154
a
Entertainment  — 3.0%
Activision Blizzard, Inc. ...................... 435 34,778
Electronic Arts, Inc. ........................ 436 57,217
Take-Two Interactive Software, Inc.
(a)
............. 189 25,086
Walt Disney Co. (The)
(a)
..................... 192 20,371
137,452
a
Equity Real Estate Investment Trusts (REITs)  — 2.8%
American Tower Corp. ...................... 128 34,666
Equinix, Inc. ............................. 56 39,410
Prologis, Inc. ............................. 123 16,305
SBA Communications Corp. .................. 113 37,944
128,325
a
Food & Staples Retailing  — 1.0%
Kroger Co. (The) .......................... 1,036 48,112
a
Food Products  — 3.5%
Campbell Soup Co. ........................ 290 14,311
General Mills, Inc. ......................... 385 28,794
Hormel Foods Corp. ........................ 714 35,229
JM Smucker Co. (The) ...................... 61 8,072
Kellogg Co. .............................. 611 45,165
McCormick & Co., Inc., NVS .................. 335 29,262
160,833
a
Health Care Equipment & Supplies  — 1.4%
Abbott Laboratories ........................ 21 2,286
Baxter International, Inc. ..................... 92 5,397
Becton Dickinson and Co. .................... 55 13,437
Edwards Lifesciences Corp.
(a)
................. 64 6,434
Hologic, Inc.
(a)
............................ 361 25,768
ResMed, Inc. ............................ 52 12,507
65,829
a
Health Care Providers & Services  — 1.5%
AmerisourceBergen Corp. .................... 59 8,610
Cardinal Health, Inc. ........................ 259 15,426
Elevance Health, Inc. ....................... 13 6,202
Humana, Inc. ............................ 10 4,820
Quest Diagnostics, Inc. ...................... 143 19,530
UnitedHealth Group, Inc. ..................... 27 14,643
69,231
a

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2022
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure  — 0.4%
Domino's Pizza, Inc. ........................ 50 $ 19,606
a
Household Products  — 4.3%
Church & Dwight Co., Inc. .................... 78 6,861
Clorox Co. (The) .......................... 239 33,900
Colgate-Palmolive Co. ...................... 834 65,669
Kimberly-Clark Corp. ....................... 225 29,653
Procter & Gamble Co. (The) .................. 467 64,871
200,954
a
Industrial Conglomerates  — 1.9%
3M Co. ................................. 396 56,723
Honeywell International, Inc. .................. 167 32,141
88,864
a
Insurance  — 3.5%
Aon PLC, Class A ......................... 9 2,619
Arthur J Gallagher & Co. ..................... 175 31,323
Erie Indemnity Co., Class A, NVS ............... 13 2,644
Marsh & McLennan Companies, Inc. ............. 436 71,487
Progressive Corp. (The) ..................... 227 26,119
Travelers Companies, Inc. (The) ................ 130 20,631
Willis Towers Watson PLC .................... 30 6,208
161,031
a
Interactive Media & Services  — 0.8%
Alphabet, Inc., Class C, NVS
(a)
................. 307 35,809
a
Internet & Direct Marketing Retail  — 0.5%
Amazon.com, Inc.
(a)
........................ 176 23,751
a
IT Services  — 8.5%
Accenture PLC, Class A ..................... 208 63,702
Akamai Technologies, Inc.
(a)(b)
.................. 183 17,608
Automatic Data Processing, Inc. ................ 320 77,158
Broadridge Financial Solutions, Inc. ............. 76 12,202
Cognizant Technology Solutions Corp., Class A ...... 214 14,544
Fiserv, Inc.
(a)
............................. 86 9,089
International Business Machines Corp. ........... 288 37,668
Jack Henry & Associates, Inc. ................. 177 36,775
Mastercard, Inc., Class A ..................... 103 36,440
Paychex, Inc. ............................ 125 16,035
VeriSign, Inc.
(a)
........................... 100 18,916
Visa, Inc., Class A ......................... 200 42,422
Western Union Co. (The) .................... 749 12,748
395,307
a
Leisure Products  — 0.4%
Hasbro, Inc. ............................. 212 16,689
a
Life Sciences Tools & Services  — 2.8%
Agilent Technologies, Inc. .................... 233 31,245
Danaher Corp. ........................... 26 7,578
Mettler-Toledo International, Inc.
(a)
.............. 9 12,148
Thermo Fisher Scientific, Inc. .................. 16 9,575
Waters Corp.
(a)
........................... 33 12,013
West Pharmaceutical Services, Inc. ............. 165 56,687
129,246
a
Machinery  — 1.0%
Otis Worldwide Corp. ....................... 112 8,755
Xylem, Inc. .............................. 432 39,757
48,512
a
Media  — 0.5%
Charter Communications, Inc., Class A
(a)
.......... 7 3,025
Comcast Corp., Class A ..................... 112 4,202
Security Shares Value
a
Media (continued)
Liberty Broadband Corp., Class C, NVS
(a)
......... 124 $ 13,507
Sirius XM Holdings, Inc.
(b)
.................... 544 3,634
24,368
a
Metals & Mining  — 1.0%
Newmont Corp. ........................... 1,001 45,325
a
Mortgage Real Estate Investment  — 0.5%
Annaly Capital Management, Inc. ............... 3,427 23,578
a
Multiline Retail  — 2.0%
Dollar General Corp. ....................... 187 46,456
Target Corp. ............................. 287 46,890
93,346
a
Multi-Utilities  — 3.4%
Consolidated Edison, Inc. .................... 698 69,290
Public Service Enterprise Group, Inc. ............ 976 64,094
Sempra Energy ........................... 157 26,031
159,415
a
Oil, Gas & Consumable Fuels  — 1.0%
Cheniere Energy, Inc. ....................... 257 38,442
Hess Corp. .............................. 82 9,223
47,665
a
Pharmaceuticals  — 6.2%
Bristol-Myers Squibb Co. ..................... 642 47,367
Eli Lilly & Co. ............................ 139 45,827
Johnson & Johnson ........................ 380 66,318
Merck & Co., Inc. .......................... 719 64,235
Pfizer, Inc. .............................. 118 5,960
Zoetis, Inc. .............................. 319 58,233
287,940
a
Professional Services  — 0.6%
Booz Allen Hamilton Holding Corp. .............. 124 11,901
Leidos Holdings, Inc. ....................... 39 4,173
Verisk Analytics, Inc. ........................ 67 12,747
28,821
a
Road & Rail  — 0.9%
AMERCO ............................... 13 6,982
Old Dominion Freight Line, Inc. ................ 108 32,779
39,761
a
Semiconductors & Semiconductor Equipment  — 1.7%
Intel Corp. .............................. 179 6,499
Texas Instruments, Inc. ...................... 395 70,662
77,161
a
Software  — 7.9%
Adobe, Inc.
(a)
............................. 115 47,164
Autodesk, Inc.
(a)
........................... 41 8,869
Black Knight, Inc.
(a)
......................... 119 7,816
Cadence Design Systems, Inc.
(a)
............... 205 38,146
Citrix Systems, Inc. ........................ 298 30,220
Intuit, Inc. ............................... 16 7,299
Microsoft Corp. ........................... 261 73,273
NortonLifeLock, Inc. ........................ 1,476 36,206
Oracle Corp. ............................. 601 46,782
Roper Technologies, Inc. ..................... 32 13,973
Salesforce, Inc.
(a)
.......................... 127 23,371
ServiceNow, Inc.
(a)
......................... 51 22,780
VMware, Inc., Class A ....................... 77 8,947
364,846
a

Schedule of Investments
(continued)
July 31, 2022
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
12
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Specialty Retail  — 2.4%
Best Buy Co., Inc. ......................... 44 $ 3,388
Home Depot, Inc. (The) ..................... 190 57,179
Lowe's Companies, Inc. ..................... 189 36,199
O'Reilly Automotive, Inc.
(a)
.................... 5 3,518
Tractor Supply Co. ......................... 51 9,765
110,049
a
Technology Hardware, Storage & Peripherals  — 0.6%
Apple, Inc. .............................. 127 20,639
Dell Technologies, Inc., Class C ................ 169 7,615
28,254
a
Trading Companies & Distributors  — 1.4%
Fastenal Co. ............................. 53 2,722
WW Grainger, Inc. ......................... 117 63,593
66,315
a
Water Utilities  — 1.0%
American Water Works Co., Inc. ................ 285 44,300
a
Wireless Telecommunication Services  — 1.2%
T-Mobile U.S., Inc.
(a)
........................ 387 55,364
a
Total Long-Term Investments — 99.8%
(Cost: $4,917,261) .................................. 4,626,591
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.96%
(c)(d)(e)
............................ 21,112 $ 21,112
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.84%
(c)(d)
............................. 4,545 4,545
a
Total Short-Term Securities — 0.5%
(Cost: $25,653) .................................... 25,657
Total Investments — 100.3%
(Cost: $4,942,914) .................................. 4,652,248
Liabilities in Excess of Other Assets — (0.3)% ............... (16,162)
Net Assets — 100.0% ................................. $ 4,636,086
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
11/02/21
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ — $ 21,097
(b)
$ — $ 11 $ 4 $ 21,112 21,112 $ 65
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ — 4,545
(b)
— — — 4,545 4,545 205 —
$ 11 $ 4
$ 25,657
$ 270 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2022
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 4,626,591 $ — $ — $ 4,626,591
Short-Term Securities
Money Market Funds .......................................... 25,657 — — 25,657
$ 4,652,248 $ — $ — $ 4,652,248

Schedule of Investments
July 31, 2022
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
14
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.3%
Lockheed Martin Corp. ...................... 115,981 $ 47,994,098
Northrop Grumman Corp. .................... 71,258 34,125,456
82,119,554
a
Air Freight & Logistics  — 2.0%
CH Robinson Worldwide, Inc.
(a)
................ 1,871,588 207,184,792
Expeditors International of Washington, Inc. ........ 2,640,547 280,558,119
United Parcel Service, Inc., Class B ............. 438,331 85,426,328
573,169,239
a
Beverages  — 2.3%
Keurig Dr Pepper, Inc. ...................... 6,385,301 247,366,561
PepsiCo, Inc. ............................ 2,310,911 404,316,988
651,683,549
a
Biotechnology  — 6.6%
AbbVie, Inc. ............................. 518,093 74,351,526
Amgen, Inc. ............................. 574,725 142,227,196
BioMarin Pharmaceutical, Inc.
(a)(b)
............... 1,211,633 104,261,020
Gilead Sciences, Inc. ....................... 5,944,048 355,156,868
Horizon Therapeutics PLC
(b)
.................. 1,948,547 161,670,945
Incyte Corp.
(b)
............................ 1,630,249 126,637,742
Neurocrine Biosciences, Inc.
(b)
................. 575,137 54,137,646
Regeneron Pharmaceuticals, Inc.
(b)
.............. 482,486 280,657,281
Seagen, Inc.
(b)
............................ 867,250 156,087,655
Vertex Pharmaceuticals, Inc.
(a)(b)
................ 1,593,476 446,826,605
1,902,014,484
a
Capital Markets  — 1.9%
Cboe Global Markets, Inc. .................... 1,156,088 142,638,137
CME Group, Inc. .......................... 709,485 141,528,068
Intercontinental Exchange, Inc.
(a)
............... 1,561,827 159,290,736
MarketAxess Holdings, Inc. ................... 111,725 30,252,896
Tradeweb Markets, Inc., Class A
(a)
.............. 885,377 62,436,786
536,146,623
a
Chemicals  — 1.1%
Air Products and Chemicals, Inc. ............... 318,922 79,166,008
Corteva, Inc. ............................. 2,187,113 125,868,353
Linde PLC
(a)
............................. 73,501 22,197,302
Sherwin-Williams Co. (The) ................... 333,033 80,574,004
307,805,667
a
Commercial Services & Supplies  — 4.8%
Republic Services, Inc.
(a)
..................... 3,158,189 437,914,487
Rollins, Inc.
(a)
............................ 2,485,172 95,853,084
Waste Connections, Inc.
(a)
.................... 3,029,664 404,066,288
Waste Management, Inc. ..................... 2,664,559 438,479,829
1,376,313,688
a
Communications Equipment  — 3.0%
Arista Networks, Inc.
(b)
...................... 440,151 51,334,811
Cisco Systems, Inc. ........................ 9,757,075 442,678,493
Juniper Networks, Inc. ...................... 1,090,558 30,568,341
Motorola Solutions, Inc. ..................... 1,364,283 325,504,281
850,085,926
a
Containers & Packaging  — 0.8%
Amcor PLC .............................. 11,670,134 151,128,235
Ball Corp.
(a)
.............................. 292,346 21,464,043
International Paper Co. ...................... 713,521 30,517,293
Packaging Corp. of America .................. 284,435 39,994,406
243,103,977
a
Security Shares Value
a
Diversified Financial Services  — 1.4%
Berkshire Hathaway, Inc., Class B
(b)
............. 1,338,451 $ 402,338,371
a
Diversified Telecommunication Services  — 1.9%
AT&T, Inc. ............................... 7,339,263 137,831,359
Liberty Global PLC, Class C, NVS
(a)(b)
............ 708,619 16,220,289
Verizon Communications, Inc. ................. 8,290,666 382,945,863
536,997,511
a
Electric Utilities  — 4.8%
Alliant Energy Corp. ........................ 538,669 32,821,102
American Electric Power Co., Inc. ............... 1,368,662 134,895,327
Duke Energy Corp. ........................ 3,147,360 345,989,285
Evergy, Inc. .............................. 313,514 21,400,466
Eversource Energy ........................ 811,932 71,628,641
NextEra Energy, Inc. ....................... 1,595,698 134,820,524
Southern Co. (The) ........................ 4,413,726 339,371,392
Xcel Energy, Inc. .......................... 4,022,503 294,366,769
1,375,293,506
a
Electronic Equipment, Instruments & Components  — 2.2%
Amphenol Corp., Class A .................... 2,872,883 221,585,466
Arrow Electronics, Inc.
(b)
..................... 628,737 80,585,221
Keysight Technologies, Inc.
(b)
.................. 1,671,404 271,770,290
Zebra Technologies Corp., Class A
(b)
............. 143,226 51,230,508
625,171,485
a
Entertainment  — 2.3%
Activision Blizzard, Inc. ...................... 3,413,922 272,943,064
Electronic Arts, Inc. ........................ 1,809,848 237,506,353
Take-Two Interactive Software, Inc.
(b)
............. 1,113,094 147,740,966
Walt Disney Co. (The)
(b)
..................... 134,229 14,241,697
672,432,080
a
Equity Real Estate Investment Trusts (REITs)  — 2.8%
American Tower Corp. ...................... 325,397 88,127,270
Crown Castle, Inc. ......................... 991,534 179,130,532
Equinix, Inc. ............................. 37,866 26,647,819
Extra Space Storage, Inc. .................... 249,126 47,214,360
Public Storage ............................ 1,048,569 342,263,407
SBA Communications Corp. .................. 344,180 115,572,202
798,955,590
a
Food & Staples Retailing  — 2.3%
Kroger Co. (The) .......................... 5,904,609 274,210,042
Walmart, Inc. ............................. 2,846,623 375,896,567
650,106,609
a
Food Products  — 4.1%
Campbell Soup Co.
(a)
....................... 1,055,326 52,080,338
General Mills, Inc.
(a)
........................ 1,736,017 129,836,711
Hershey Co. (The) ......................... 1,488,073 339,221,121
Hormel Foods Corp.
(a)
....................... 4,236,499 209,028,861
JM Smucker Co. (The) ...................... 578,468 76,542,886
Kellogg Co. .............................. 1,894,230 140,021,482
McCormick & Co., Inc., NVS .................. 917,715 80,162,405
Mondelez International, Inc., Class A ............. 2,341,593 149,955,616
1,176,849,420
a
Health Care Equipment & Supplies  — 2.1%
Abbott Laboratories ........................ 1,009,213 109,842,743
Baxter International, Inc. ..................... 1,896,785 111,265,408
Becton Dickinson and Co.
(a)
................... 860,846 210,313,286
Cooper Companies, Inc. (The)
(a)
................ 187,137 61,193,799
Hologic, Inc.
(b)
............................ 858,531 61,281,943

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2022
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Medtronic PLC ........................... 533,597 $ 49,368,395
603,265,574
a
Health Care Providers & Services  — 1.9%
AmerisourceBergen Corp. .................... 312,290 45,572,480
Humana, Inc. ............................ 67,221 32,400,522
Laboratory Corp. of America Holdings
(a)
........... 349,799 91,713,800
Quest Diagnostics, Inc. ...................... 631,322 86,219,645
UnitedHealth Group, Inc. ..................... 551,032 298,846,695
554,753,142
a
Hotels, Restaurants & Leisure  — 1.7%
Domino's Pizza, Inc. ........................ 324,948 127,415,360
McDonald's Corp. ......................... 1,417,634 373,362,267
500,777,627
a
Household Durables  — 0.2%
Garmin Ltd. .............................. 665,632 64,978,996
a
Household Products  — 2.7%
Church & Dwight Co., Inc. .................... 1,208,865 106,343,854
Clorox Co. (The) .......................... 1,130,041 160,285,015
Colgate-Palmolive Co. ...................... 1,235,766 97,304,215
Kimberly-Clark Corp. ....................... 612,569 80,730,469
Procter & Gamble Co. (The)
(a)
................. 2,429,282 337,451,563
782,115,116
a
Industrial Conglomerates  — 0.5%
3M Co. ................................. 536,599 76,862,441
Honeywell International, Inc. .................. 365,785 70,398,981
147,261,422
a
Insurance  — 4.1%
Aon PLC, Class A ......................... 408,064 118,762,947
Arthur J Gallagher & Co.
(a)
.................... 1,468,107 262,776,472
Assurant, Inc. ............................ 437,593 76,920,097
Erie Indemnity Co., Class A, NVS
(a)
.............. 360,027 73,215,091
Marsh & McLennan Companies, Inc. ............. 1,702,466 279,136,325
Progressive Corp. (The) ..................... 2,351,467 270,559,793
Travelers Companies, Inc. (The) ................ 97,267 15,436,273
Willis Towers Watson PLC
(a)
................... 360,383 74,577,658
1,171,384,656
a
Interactive Media & Services  — 1.1%
Alphabet, Inc., Class C, NVS
(b)
................. 2,789,580 325,376,611
a
Internet & Direct Marketing Retail  — 0.3%
Amazon.com, Inc.
(a)(b)
....................... 641,440 86,562,328
eBay, Inc. ............................... 310,004 15,075,495
101,637,823
a
IT Services  — 9.1%
Accenture PLC, Class A
(a)
.................... 1,228,653 376,287,268
Akamai Technologies, Inc.
(a)(b)
.................. 1,533,383 147,542,112
Automatic Data Processing, Inc. ................ 894,711 215,732,716
Broadridge Financial Solutions, Inc.
(a)
............ 827,262 132,816,914
Cognizant Technology Solutions Corp., Class A ...... 1,662,869 113,008,577
Fidelity National Information Services, Inc. ......... 455,719 46,556,253
Fiserv, Inc.
(a)(b)
............................ 1,181,991 124,912,809
International Business Machines Corp. ........... 945,330 123,639,711
Jack Henry & Associates, Inc. ................. 1,051,772 218,526,668
Mastercard, Inc., Class A
(a)
................... 512,335 181,259,000
Paychex, Inc. ............................ 3,307,657 424,306,240
VeriSign, Inc.
(b)
........................... 1,108,748 209,730,772
Visa, Inc., Class A
(a)
........................ 971,965 206,163,496
Security Shares Value
a
IT Services (continued)
Western Union Co. (The) .................... 5,778,303 $ 98,346,717
2,618,829,253
a
Life Sciences Tools & Services  — 1.7%
Danaher Corp. ........................... 1,241,363 361,820,073
Thermo Fisher Scientific, Inc. .................. 134,461 80,462,807
West Pharmaceutical Services, Inc.
(a)
............ 133,630 45,909,923
488,192,803
a
Machinery  — 0.2%
Illinois Tool Works, Inc.
(a)
..................... 138,208 28,714,094
Otis Worldwide Corp. ....................... 225,366 17,616,860
46,330,954
a
Media  — 1.7%
Charter Communications, Inc., Class A
(a)(b)
......... 341,905 147,737,150
Comcast Corp., Class A
(a)
.................... 3,119,693 117,050,881
Fox Corp., Class B ......................... 531,101 16,411,021
Liberty Broadband Corp., Class C, NVS
(a)(b)
........ 1,773,991 193,240,840
474,439,892
a
Metals & Mining  — 1.0%
Newmont Corp. ........................... 6,157,330 278,803,902
a
Mortgage Real Estate Investment  — 0.3%
Annaly Capital Management, Inc. ............... 12,563,932 86,439,852
a
Multiline Retail  — 2.1%
Dollar General Corp. ....................... 1,119,865 278,208,062
Dollar Tree, Inc.
(a)(b)
........................ 591,878 97,872,946
Target Corp. ............................. 1,391,111 227,279,715
603,360,723
a
Multi-Utilities  — 2.9%
Ameren Corp. ............................ 637,228 59,338,671
CMS Energy Corp. ......................... 959,592 65,952,758
Consolidated Edison, Inc. .................... 3,209,299 318,587,112
Dominion Energy, Inc. ....................... 1,344,058 110,185,875
WEC Energy Group, Inc. ..................... 2,645,478 274,627,071
828,691,487
a
Oil, Gas & Consumable Fuels  — 0.5%
Cheniere Energy, Inc. ....................... 680,717 101,821,649
Williams Companies, Inc. (The) ................ 1,273,968 43,429,569
145,251,218
a
Pharmaceuticals  — 6.4%
Bristol-Myers Squibb Co. ..................... 3,797,656 280,191,060
Eli Lilly & Co. ............................ 987,656 325,620,306
Johnson & Johnson ........................ 2,340,373 408,441,896
Merck & Co., Inc. .......................... 4,420,297 394,909,334
Pfizer, Inc. .............................. 5,790,069 292,456,385
Zoetis, Inc. .............................. 660,429 120,561,314
1,822,180,295
a
Professional Services  — 0.7%
Booz Allen Hamilton Holding Corp. .............. 950,488 91,227,838
Verisk Analytics, Inc. ........................ 510,239 97,072,970
188,300,808
a
Road & Rail  — 1.3%
AMERCO ............................... 139,380 74,858,210
Norfolk Southern Corp. ...................... 264,532 66,442,503
Old Dominion Freight Line, Inc.
(a)
............... 735,191 223,137,820
364,438,533
a

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
16
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 1.9%
Broadcom, Inc. ........................... 176,226 $ 94,365,498
Intel Corp. .............................. 555,583 20,173,219
Texas Instruments, Inc. ...................... 2,385,101 426,670,718
541,209,435
a
Software  — 5.7%
Adobe, Inc.
(b)
............................. 410,919 168,526,100
Black Knight, Inc.
(b)
......................... 1,024,421 67,283,971
Citrix Systems, Inc. ........................ 1,765,999 179,089,959
Microsoft Corp. ........................... 1,340,054 376,206,760
NortonLifeLock, Inc. ........................ 5,608,265 137,570,740
Oracle Corp.
(a)
............................ 4,148,883 322,949,053
Roper Technologies, Inc.
(a)
.................... 419,786 183,307,953
Tyler Technologies, Inc.
(b)
.................... 307,087 122,527,713
VMware, Inc., Class A ....................... 145,041 16,853,764
Zoom Video Communications, Inc., Class A
(b)
....... 456,206 47,381,555
1,621,697,568
a
Specialty Retail  — 2.1%
AutoZone, Inc.
(b)
.......................... 106,930 228,551,113
Home Depot, Inc. (The) ..................... 675,758 203,362,612
Lowe's Companies, Inc. ..................... 226,405 43,363,350
O'Reilly Automotive, Inc.
(b)
.................... 190,898 134,313,924
609,590,999
a
Technology Hardware, Storage & Peripherals  — 1.2%
Apple, Inc. .............................. 1,237,339 201,079,961
Dell Technologies, Inc., Class C ................ 3,230,108 145,548,666
346,628,627
a
Security Shares Value
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ................ 127,665 $ 19,844,248
a
Wireless Telecommunication Services  — 1.6%
T-Mobile U.S., Inc.
(b)
........................ 3,233,851 462,634,724
a
Total Long-Term Investments — 99.7%
(Cost: $25,781,554,892) .............................. 28,559,003,567
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.96%
(c)(d)(e)
............................ 189,835,614 189,835,614
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.84%
(c)(d)
............................. 49,067,165 49,067,165
a
Total Short-Term Securities — 0.8%
(Cost: $238,811,174) ................................ 238,902,779
Total Investments — 100.5%
(Cost: $26,020,366,066) .............................. 28,797,906,346
Liabilities in Excess of Other Assets — (0.5)% ............... (145,108,825)
Net Assets — 100.0% ................................. $ 28,652,797,521
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 432,992,054 $ — $ (243,029,900)
(a)
$ (111,075) $ (15,465) $ 189,835,614 189,835,614 $ 388,860
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 50,790,000 — (1,722,835)
(a)
— — 49,067,165 49,067,165 116,629 —
$ (111,075) $ (15,465)
$ 238,902,779
$ 505,489 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2022
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 304  09/16/22 $ 11,801  $ 746,998
S&P 500 E-Mini Index ................................................................... 385  09/16/22 79,570  3,733,570
$ 4,480,568
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,480,568 $ — $ — $ — $ 4,480,568
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (1,726,721) $ — $ — $ — $ (1,726,721)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 2,552,819 $ — $ — $ — $ 2,552,819
Futures contracts
Average notional value of contracts — long ................................................................................... $ 62,437,456
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Min Vol Factor ETF
18
2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 28,559,003,567 $ — $ — $ 28,559,003,567
Short-Term Securities
Money Market Funds .......................................... 238,902,779 — — 238,902,779
$ 28,797,906,346 $ — $ — $ 28,797,906,346
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 4,480,568 $ — $ — $ 4,480,568
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
July 31, 2022
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
.................................................................... $ 4,626,591  $ 28,559,003,567
Investments, at value — affiliated
(c)
....................................................................... 25,657  238,902,779
Cash ........................................................................................... 768  3,336,024
Cash pledged:
Futures contracts ................................................................................. —  4,294,000
Receivables:
Securities lending income — affiliated ................................................................... 16  29,558
Capital shares sold ................................................................................ —  212,724
Dividends — unaffiliated ............................................................................ 4,634  39,320,662
Dividends — affiliated .............................................................................. 199  31,132
Variation margin on futures contracts .................................................................... —  1,024,597
Total assets ......................................................................................
4,657,865  28,846,155,043
LIABILITIES
Collateral on securities loaned .......................................................................... 21,098  189,906,626
Payables:
Investment advisory fees ............................................................................ 681  3,450,896
Total liabilities .....................................................................................
21,779  193,357,522
NET ASSETS .....................................................................................
$ 4,636,086  $ 28,652,797,521
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 5,074,390  $ 27,851,087,306
Accumulated earnings (loss) ........................................................................... (438,304) 801,710,215
NET ASSETS .....................................................................................
$ 4,636,086  $ 28,652,797,521
NET ASSET VALUE
Shares outstanding ................................................................................. 200,000  388,400,000
Net asset value .................................................................................... $ 23.18  $ 73.77
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 21,010  $ 187,331,291
(b)
Investments, at cost — unaffiliated ..................................................................... $ 4,917,261  $ 25,781,554,892
(c)
Investments, at cost — affiliated ....................................................................... $ 25,653  $ 238,811,174

2022
iShares Annual Report to Shareholders
Statements of Operations
Year Ended July 31, 2022
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
(a)
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 60,466  $ 460,827,716
Dividends — affiliated .............................................................................. 205  116,629
Securities lending income — affiliated — net ............................................................... 65  388,860
Foreign taxes withheld ............................................................................. (3) (387,242)
Total investment income ..............................................................................
60,733  460,945,963
EXPENSES
Investment advisory ............................................................................... 6,441  42,010,317
Professional fees ................................................................................. —  217
Total expenses .................................................................................... 6,441  42,010,534
Net investment income ...............................................................................
54,292  418,935,429
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (158,234) (524,636,946)
Investments — affiliated ........................................................................... 11  (111,075)
Foreign currency transactions ....................................................................... —  2,057
Futures contracts ............................................................................... —  (1,726,721)
In-kind redemptions
(b)
............................................................................. 1,865  2,412,407,762
(156,358) 1,885,935,077
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (290,670) (2,867,565,951)
Investments — affiliated ........................................................................... 4  (15,465)
Futures contracts ............................................................................... —  2,552,819
(290,666) (2,865,028,597)
Net realized and unrealized loss .........................................................................
(447,024) (979,093,520)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................
$ (392,732) $ (560,158,091)
(a)
For the period from November 2, 2021 (commencement of operations) to July 31, 2022.
(b)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG MSCI USA
Min Vol Factor ETF
iShares
MSCI USA Min Vol Factor ETF
Period From
11/02/21
(a)
to 07/31/22
Year Ended
07/31/22
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 54,292  $ 418,935,429  $ 494,532,373
Net realized gain (loss) ........................................................... (156,358) 1,885,935,077  3,371,054,672
Net change in unrealized appreciation (depreciation) ....................................... (290,666) (2,865,028,597) 2,187,151,044
Net increase (decrease) in net assets resulting from operations ..................................
(392,732) (560,158,091) 6,052,738,089
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(43,707) (377,829,879) (512,658,921)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................
5,072,525  1,119,798,350  (11,581,152,074)
NET ASSETS
Total increase (decrease) in net assets .................................................. 4,636,086  181,810,380  (6,041,072,906)
Beginning of period ...............................................................
—  28,470,987,141  34,512,060,047
End of period ...................................................................
$ 4,636,086  $ 28,652,797,521  $ 28,470,987,141
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI
USA Min Vol Factor
ETF
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period ......................................................................................
$ 25.11
Net investment income
(b)
.............................................................................................. 0.27
Net realized and unrealized loss
(c)
........................................................................................
(1.98)
Net decrease from investment operations ....................................................................................
(1.71)
Distributions from net investment income
(d)
.................................................................................... (0.22)
Net asset value, end of period ...........................................................................................
$ 23.18
Total Return
(e)
–
Based on net asset value ...............................................................................................
(6.83)%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.18%
(h)
Net investment income .................................................................................................
1.51%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 4,636
Portfolio turnover rate
(i)
.................................................................................................
31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not Annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year ..........................
$ 76.19  $ 63.37  $ 62.75  $ 54.90  $ 49.89
Net investment income
(a)
................................ 1.13  1.08  1.29  1.23  1.02
Net realized and unrealized gain (loss)
(b)
......................
(2.52) 12.84  0.62  7.77  4.98
Net increase (decrease) from investment operations ...............
(1.39) 13.92  1.91  9.00  6.00
Distributions from net investment income
(c)
...................... (1.03) (1.10) (1.29) (1.15) (0.99)
Net asset value, end of year ..............................
$ 73.77  $ 76.19  $ 63.37  $ 62.75  $ 54.90
Total Return
(d)
– – – – –
Based on net asset value .................................
(1.85)% 22.23% 3.18% 16.61% 12.16%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...................................
1.50% 1.59% 2.06% 2.12% 1.95%
Supplemental Data
Net assets, end of year (000) ...............................
$ 28,652,798  $ 28,470,987  $ 34,512,060  $ 30,646,395  $ 15,191,622
Portfolio turnover rate
(f)
...................................
20% 23% 22% 21% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

2022
iShares Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
ESG MSCI USA Min Vol Factor
(a)
.......................................................................................... Non-diversified
MSCI USA Min Vol Factor ............................................................................................... Diversified
(a)
The Fund commenced operations on November 2, 2021.

Notes to Financial Statements
( continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued
Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global
Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by
BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.
The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
ESG MSCI USA Min Vol Factor
BofA Securities, Inc. ......................................... $ 3,540  $ (3,540) $ —  $ —
Jefferies LLC .............................................. 54  (54) —  —
RBC Capital Markets LLC ..................................... 17,416  (17,416) —  —
$ 21,010  $ (21,010)
$ —
$ —
a
MSCI USA Min Vol Factor
Barclays Capital, Inc. ........................................ 957,432  (957,432) —  —
BNP Paribas SA ............................................ 9,868,409  (9,868,409) —  —
BofA Securities, Inc. ......................................... 49,111,738  (49,111,738) —  —
Citigroup Global Markets, Inc. ................................... 4,825,690  (4,825,690) —  —
Credit Suisse Securities (USA) LLC ............................... 17,899  (17,899) —  —
Goldman Sachs & Co. LLC .................................... 8,947,959  (8,947,959) —  —
HSBC Bank PLC ........................................... 7,368,270  (7,368,270) —  —
J.P. Morgan Securities LLC .................................... 38,410,798  (38,410,798) —  —
Jefferies LLC .............................................. 2,825,255  (2,817,864) —  7,391
(b)
Morgan Stanley ............................................ 3,770,887  (3,770,887) —  —
RBC Capital Markets LLC ..................................... 174,668  (174,668) —  —
SG Americas Securities LLC ................................... 30,136,180  (28,325,720) —  1,810,460
(b)
State Street Bank & Trust Co. ................................... 45,127  (45,127) —  —
UBS AG ................................................. 28,686,123  (28,686,123) —  —
Virtu Americas LLC .......................................... 1,383,160  (1,383,160) —  —
Wells Fargo Bank N.A. ....................................... 801,696  (801,696) —  —
$ 187,331,291  $ (185,513,440)
$ —
$ 1,817,851
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of
Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2022, each Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70%
of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
ESG MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(continued)
28
2022
iShares Annual Report to Shareholders
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:
For the year ended July 31, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Fees Paid to BTC
ESG MSCI USA Min Vol Factor .......................................................................................... $ 19
MSCI USA Min Vol Factor .............................................................................................. 163,513
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor .......................................................... $ 1,113,751,955  $ 1,245,711,075  $ (228,961,633)
iShares ETF Purchases Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 1,055,713  $ 1,039,165
MSCI USA Min Vol Factor ............................................................................ 5,712,103,639  5,674,447,295
iShares ETF In-kind Purchases In-kind Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 6,261,416  $ 1,204,334
MSCI USA Min Vol Factor ............................................................................ 9,058,111,419  7,990,470,626
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG MSCI USA Min Vol Factor ........................................................................ $ 1,865  $ (1,865)
MSCI USA Min Vol Factor ............................................................................ 2,397,418,141  (2,397,418,141)
iShares ETF
Year Ended
07/31/22
ESG MSCI USA Min Vol Factor
Ordinary income .............................................................................................................. $ 43,707

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
As of July 31, 2022, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
iShares ETF
Year Ended
07/31/22
Year Ended
07/31/21
MSCI USA Min Vol Factor
Ordinary income .......................................................................................... $ 377,829,879  $ 512,658,921
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG MSCI USA Min Vol Factor ...................................
$ 10,550  $ (144,558) $ (304,296) $ (438,304)
MSCI USA Min Vol Factor .......................................
69,395,548  (1,983,684,771) 2,715,999,438  801,710,215
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG MSCI USA Min Vol Factor .................................... $ 4,956,544  $ 181,916  $ (486,212) $ (304,296)
MSCI USA Min Vol Factor ........................................ 26,081,906,908  3,969,764,115  (1,253,764,677) 2,715,999,438

Notes to Financial Statements
(continued)
30
2022
iShares Annual Report to Shareholders
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/22
Year Ended
07/31/21
iShares ETF Shares Amount Shares Amount
ESG MSCI USA Min Vol Factor
(a)
Shares sold ............................................... 250,000  $ 6,279,385  —  $ —
Shares redeemed ........................................... (50,000) (1,206,860) —  —
200,000  $ 5,072,525  —  $ —
MSCI USA Min Vol Factor
Shares sold ............................................... 121,200,000  $ 9,094,785,815  25,300,000  $ 1,741,186,816
Shares redeemed ........................................... (106,500,000) (7,974,987,465) (196,200,000) (13,322,338,890)
14,700,000  $ 1,119,798,350  (170,900,000) $ (11,581,152,074)
(a)
The Fund commenced operations on November 2, 2021.

Report of Independent Registered Public Accounting Firm
31
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
 iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent and brokers.  We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares ESG MSCI USA Min Vol Factor ETF
(1)
    iShares MSCI USA Min Vol Factor ETF
(2)
(1)
Statement of operations and statement of changes in net assets for the period November 2, 2021 (commencement of operations) to July 31, 2022.
(2)
Statement of operations for the year ended July 31, 2022 and statements of changes in net assets for each of the two years in the period ended July 31, 2022.

Important Tax Information
(unaudited)
32
2022
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2022:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2022:
U
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG MSCI USA Min Vol Factor ........................................................................................... $ 56,372
MSCI USA Min Vol Factor ............................................................................................... 426,037,346
iShares ETF
Qualified Business
Income
ESG MSCI USA Min Vol Factor ........................................................................................... $ 317
MSCI USA Min Vol Factor ............................................................................................... 6,858,708
iShares ETF
Dividends-Received
Deduction
ESG MSCI USA Min Vol Factor ........................................................................................... 100.00%
MSCI USA Min Vol Factor ............................................................................................... 98.23

Board Review and Approval of Investment Advisory Contract
33
Board Review and Approval of Investment Advisory Contract
iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment
Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board
Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory
Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by
BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the
Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.
Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-
end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted
that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and

Board Review and Approval of Investment Advisory Contract
(continued)
34
2022
iShares Annual Report to Shareholders
inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.
iShares MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk

Board Review and Approval of Investment Advisory Contract
( continued)
35
Board Review and Approval of Investment Advisory Contract
management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted

Board Review and Approval of Investment Advisory Contract
(continued)
36
2022
iShares Annual Report to Shareholders
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
37
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2022
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG MSCI USA Min Vol Factor ......... $ 0.218535  $ —  $ —  $ 0.218535  100% — % — % 100%
MSCI USA Min Vol Factor ............. 1.026342  —  —  1.026342  100 — — 100

Trustee and Officer Information
(unaudited)
38
2022
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 384 funds as of July 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the
address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock,
Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(65)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(52)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (67)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (66)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (67)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (73)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair
(1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President
(2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-
2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Trustee of
Thrivent Church Loan and Income Fund (since
2019).

Trustee and Officer Information
(unaudited) ( continued)
39
Trustee and Officer Information
Officers
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (63)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
John E.
Martinez (61)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (57)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years
Armando
Senra (51)
President (since 2019). Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of
Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent
Walker (48)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (54)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (41)
Secretary (since 2022). Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).
Rachel
Aguirre (40)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (46)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (51)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice
Presidents.
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Independent Trustees (
continued
)

General Information
40
2022
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
41
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-AR-717-0722
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2022
iShares Trust
iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
iShares Core Conservative Allocation ETF | AOK | NYSE Arca
iShares Core Growth Allocation ETF | AOR | NYSE Arca
iShares Core Moderate Allocation ETF | AOM | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX
2022 Annual Report

Dear Shareholder,
The 12-month reporting period as of July 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have room to rise before peaking, although investors’ inflation expectations began to decline near the end of the period.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we believe that we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of July 31, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(7.81%) (4.64%)
U.S. small cap equities
(Russell 2000
®
Index)
(6.42) (14.29)
International equities
(MSCI Europe, Australasia,
Far East Index)
(11.27) (14.32)
Emerging market equities
(MSCI Emerging Markets
Index)
(16.24) (20.09)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.21 0.22
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.38) (10.00)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(6.14) (9.12)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(3.95) (6.93)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(6.58) (8.03)
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 48

Market Overview
4
2022
iShares Annual Report to Shareholders
iShares Trust
Global Market Overview
Global equity markets declined during the 12 months ended July 31, 2022 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -10.48% in U.S. dollar terms for the reporting period.
For the first five months of the reporting period, economic recovery supported stocks in most regions of the world. The global economy continued to rebound from the impact of restrictions imposed at the beginning of the coronavirus pandemic, as mitigation and adaptation allowed most economic activity to continue. However, substantial challenges emerged at the beginning of 2022, which negatively affected stock prices. Inflation rose significantly in many countries, reducing consumers’ purchasing power and leading many central banks to tighten monetary policy. Russia’s invasion of Ukraine presented a further challenge to the global economy, disrupting important commodities markets.
The U.S. economy grew briskly over the final half of 2021, powered primarily by consumer spending. Record-high personal savings rates allowed consumers to spend at an elevated level, releasing pent-up demand for goods and services. Growth subsequently stalled in the first half of 2022, and the economy contracted amid lower inventories and faltering business investment. Despite the economic downturn, unemployment declined substantially, falling to 3.5% in July 2022 — identical to the pre-pandemic rate in
February 2020. Although high inflation negatively impacted consumer sentiment, which declined significantly, consumer spending continued to increase.
Rising inflation led to a shift in policy from the U.S. Federal Reserve (“the Fed”). As the reporting period began, the Fed was using accommodative monetary policy to stimulate the economy. Short-term interest rates were kept at near-zero levels, and the Fed used bond-buying programs to stabilize debt markets. However, rising prices led the Fed to tighten monetary policy during the reporting period in an attempt to prevent runaway inflation. The Fed slowed and then ended its bond-buying activities, finally reversing course as it began to reduce its balance sheet in June 2022. In March 2022, the Fed began to raise short-term interest rates, followed by three more increases for a total increase of 225 basis points, the most rapid rise in decades. Interest rates rose significantly in response, leading to higher borrowing costs for businesses.
Stocks declined in Europe and economic growth stalled, with the Eurozone economy slowing substantially beginning in the fourth quarter of 2021. Significantly higher inflation and Russia’s invasion of Ukraine negatively impacted equities. Russia is an important trading partner with many European countries, and new sanctions imposed limits on certain types of trade with Russia. Investors became concerned that the sharp rise in energy prices during the reporting period would constrain economic growth, as Europe relies on imported energy for much of its industrial and heating needs. The European Central Bank (“ECB”) responded to elevated inflation by raising interest rates in July
2022, the first such increase in over a decade.
Despite relatively low inflation by global standards, Asia-Pacific stocks declined significantly. Chinese stocks faced significant headwinds amid regulatory interventions by the Chinese government and strict lockdowns following COVID-19 outbreaks. Japanese stocks also declined amid an economic contraction in the first quarter of 2022 and a sharp decline in the Japanese yen relative to the U.S. dollar. Emerging market stocks declined substantially, as higher interest rates and a strengthening U.S. dollar raised the cost of borrowing in many emerging economies.

iShares
®
Core Aggressive Allocation ETF
5
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (9.24) % 6.59% 8.59% (9.24) % 37.59% 128.03%
Fund Market ...............................
(9.25) 6.56 8.59 – % (9.25) 37.39 127.90
Index .................................... (9.15) 6.73 8.73 (9.15) 38.50 130.94
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 911.10  $ 0.71  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
Core Aggressive Allocation ETF
6
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock and bond funds designed to represent a growth target risk allocation strategy declined for the reporting period. The equity allocation, which represented approximately 80% of the Index on average, was the largest detractor from the Index’s return.
Stocks in international developed markets declined, as global growth cooled in an environment of high inflation, rising interest rates, and volatility in commodities markets.
In Japan, which endured two separate quarters of economic contraction during the reporting period, the weakening Japanese yen negatively impacted the value of stocks in
U.S. dollar terms. The industrials sector declined the most amid a notable slowdown in industrial production.
German stocks also detracted from the Index’s return, as weakness in the automobiles industry weighed on the consumer discretionary sector. French stocks also faced headwinds as lockdowns in China negatively impacted demand for luxury products in the consumer discretionary sector.
Large capitalization U.S. stocks declined, particularly in the communication services sector. A change to the tracking data policies of a popular mobile platform impeded the ability of social media companies to target specific customer demographics, reducing the value of the advertising they sell. Consequently, revenues declined, weighing heavily on stocks in the growth-oriented interactive media and services industry.
Emerging market equities also declined substantially, particularly Asian stocks. China was a notable detractor, as significant lockdowns to prevent the spread of COVID-19 weighed on economic activity. Meanwhile, product delays and cooling demand for some consumer electronics drove negative performance in South Korean stocks.
Within the bond allocation, which represented approximately 20% of the Index on average, U.S. bonds detracted the most from the Index’s performance, as the Fed raised short-term interest rates four times, diminishing the value of previously issued bonds. Consequently, all bond categories detracted from the Index’s performance, especially corporate and government bonds. Rising interest rates drove increased yields (which move inversely to bond prices) on corporate bonds and raised borrowing costs for issuers.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 47.3%
International Equity ................................ 31.9
Domestic Fixed Income ............................. 17.7
International Fixed Income ........................... 3.1
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core S&P 500 ETF ........................... 43.5%
iShares Core MSCI International Developed Markets ETF ...... 23.8
iShares Core Total USD Bond Market ETF ................. 17.7
iShares Core MSCI Emerging Markets ETF ................ 8.1
iShares Core International Aggregate Bond ETF ............. 3.1

iShares
®
Core Conservative Allocation ETF
7
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the
Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (9.16) % 3.32% 4.01% (9.16) % 17.72% 48.20%
Fund Market ...............................
(9.24) 3.33 4.01 – % (9.24) 17.80 48.21
Index .................................... (9.07) 3.49 4.14 (9.07) 18.71 50.00
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 927.80  $ 0.72  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
Core Conservative Allocation ETF
8
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock and bond funds designed to represent a conservative target risk allocation strategy declined for the reporting period. The bond allocation, which represented approximately 70% of the Index on average, detracted the most from the Index’s performance. U.S. bonds led the decline, as the Fed raised short-term interest rates four times, diminishing the value of previously issued bonds. Consequently, all bond categories detracted from the Index’s performance, especially corporate and government bonds. Rising interest rates drove increased yields (which move inversely to bond prices) on corporate bonds and raised borrowing costs for issuers.
Furthermore, corporate bond spreads (the difference between corporate bond yields and the yields of similarly-dated U.S. Treasury bonds) widened, indicating increasing investor caution in an environment of high inflation and rising interest rates.
U.S. Treasury bonds also detracted from the Index’s return, as yields rose at every maturity level. Mortgage-backed securities (“MBS”) declined amid a significant rise in mortgage rates and action by the Fed to reduce its holdings of MBS. International bonds were another source of weakness, particularly government-issued bonds. Many central banks around the world raised interest rates in response to high inflation, weighing on the value of previously-issued government bonds.
Within the equity allocation, which represented approximately 30% of the Index on average, international stocks from developed economies detracted the most from the
Index’s performance. Global growth cooled in an environment of high inflation, rising interest rates, and volatility in commodities markets, pressuring equities. In Japan, which endured two separate quarters of economic contraction during the reporting period, the weakening Japanese yen negatively impacted the value of stocks in U.S. dollar terms.
Large capitalization U.S. stocks declined, particularly in the communication services sector. A change to the tracking data policies of a popular mobile platform impeded the ability of social media companies to target specific customer demographics, reducing the value of the advertising they sell. Emerging market equities also declined substantially, particularly Chinese stocks, which were negatively affected by lockdowns.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 60.4%
Domestic Equity .................................. 17.3
International Equity ................................ 11.6
International Fixed Income ........................... 10.7
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 60.4%
iShares Core S&P 500 ETF ........................... 15.9
iShares Core International Aggregate Bond ETF ............. 10.7
iShares Core MSCI International Developed Markets ETF ...... 8.7
iShares Core MSCI Emerging Markets ETF ................ 2.9

iShares
®
Core Growth Allocation ETF
9
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (9.18) % 5.33% 6.86% (9.18) % 29.65% 94.09%
Fund Market ...............................
(9.04) 5.33 6.86 – % (9.04) 29.63 94.07
Index .................................... (9.11) 5.49 6.99 (9.11) 30.62 96.54
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 917.90  $ 0.71  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
Core Growth Allocation ETF
10
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock and bond funds designed to represent a growth target risk allocation strategy declined for the reporting period. The equity allocation, which represented approximately 60% of the Index on average, was the largest detractor from the Index’s return.
Stocks in international developed markets led the decline, as global growth cooled in an environment of high inflation, rising interest rates, and volatility in commodities markets. In Japan, which endured two separate quarters of economic contraction during the reporting period, the weakening Japanese yen negatively impacted the value of stocks in U.S. dollar terms. The industrials sector declined the most amid a notable slowdown in industrial production.
Large capitalization U.S. stocks declined, particularly in the communication services sector. A change to the tracking data policies of a popular mobile platform impeded the ability of social media companies to target specific customer demographics, reducing the value of the advertising they sell. Consequently, revenues declined, weighing heavily on stocks in the growth-oriented interactive media and services industry.
Emerging market equities also declined substantially, particularly Asian stocks. China was a notable detractor, as significant lockdowns to prevent the spread of COVID-19 weighed on economic activity. Meanwhile, product delays and cooling demand for some consumer electronics drove a decline in South Korean stocks.
Within the bond allocation, which represented approximately 40% of the Index on average, U.S. bonds detracted the most from the Index’s performance, as the Fed raised short-term interest rates four times, diminishing the value of previously issued bonds. Consequently, all bond categories detracted from the Index’s performance, led by corporate bonds. Rising interest rates drove increased yields (which move inversely to bond prices) on corporate bonds and raised borrowing costs for issuers.
U.S. Treasury bonds also detracted from the Index’s return, as yields rose at every maturity level. Mortgage-backed securities (“MBS”) declined amid a significant rise in mortgage rates and action by the Fed to reduce its holdings of MBS. International bonds were another source of weakness, particularly government-issued bonds.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 35.1%
Domestic Fixed Income ............................. 35.1
International Equity ................................ 23.6
International Fixed Income ........................... 6.2
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 35.1%
iShares Core S&P 500 ETF ........................... 32.3
iShares Core MSCI International Developed Markets ETF ...... 17.6
iShares Core International Aggregate Bond ETF ............. 6.2
iShares Core MSCI Emerging Markets ETF ................ 6.0

iShares
®
Core Moderate Allocation ETF
11
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (9.15) % 4.01% 5.03% (9.15) % 21.69% 63.42%
Fund Market ...............................
(9.35) 3.96 5.02 – % (9.35) 21.44 63.21
Index .................................... (9.08) 4.17 5.17 (9.08) 22.68 65.50
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 924.60  $ 0.72  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
Core Moderate Allocation ETF
12
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock and bond funds designed to represent a moderate target risk allocation strategy declined for the reporting period. The bond allocation, which represented approximately 60% of the Index on average, detracted the most from the Index’s performance. U.S. bonds led the decline, as the Fed raised short-term interest rates four times, diminishing the value of previously issued bonds. Consequently, all bond categories detracted from the Index’s performance, led by corporate and government bonds. Rising interest rates drove increased yields (which move inversely to bond prices) on corporate bonds and raised borrowing costs for issuers.
Furthermore, corporate bond spreads (the difference between corporate bond yields and the yields of similarly-dated U.S. Treasury bonds) widened, indicating increasing investor caution in an environment of high inflation and rising interest rates.
U.S. Treasury bonds also detracted from the Index’s return, as yields rose at every maturity level. Mortgage-backed securities (“MBS”) declined amid a significant rise in mortgage rates and action by the Fed to reduce its holdings of MBS.
Within the equity allocation, which represented approximately 40% of the Index on average, international stocks from developed economies detracted the most from the
Index’s performance. Global growth cooled in an environment of high inflation, rising interest rates, and volatility in commodities markets, pressuring equities. In Japan, which endured two separate quarters of economic contraction during the reporting period, the weakening Japanese yen negatively impacted the value of stocks in U.S. dollar terms.
The industrials sector declined the most amid a notable slowdown in industrial production.
Large capitalization U.S. stocks declined, particularly in the communication services sector. A change to the tracking data policies of a popular mobile platform impeded the ability of social media companies to target specific customer demographics, reducing the value of the advertising they sell.
Emerging market equities also declined substantially, particularly Asian stocks. China was a notable detractor, as significant lockdowns to prevent the spread of COVID-19 weighed on economic activity.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 52.1%
Domestic Equity .................................. 23.2
International Equity ................................ 15.5
International Fixed Income ........................... 9.2
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 52.1%
iShares Core S&P 500 ETF ........................... 21.3
iShares Core MSCI International Developed Markets ETF ...... 11.6
iShares Core International Aggregate Bond ETF ............. 9.2
iShares Core MSCI Emerging Markets ETF ................ 3.9

iShares
®
Morningstar Multi-Asset Income ETF
13
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar
®
Multi-Asset High
Income Index
SM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (12.75) % 0.09% 2.50% (12.75) % 0.47% 28.00%
Fund Market ...............................
(12.63) 0.11 2.51 – % (12.63) 0.54 28.08
Index .................................... (13.14) 0.12 2.49 (13.14) 0.59 27.84
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 888.40  $ 1.17  $ 1,000.00  $ 1,023.55  $ 1.25  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
Morningstar Multi-Asset Income ETF
14
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock, bond, and real estate investment trust (“REIT”) funds designed to seek a high current income while providing an opportunity for capital appreciation declined for the reporting period. The bond component was the most significant detractor from the Index’s performance. Long-term U.S. Treasuries led the decline, as the
Fed raised short-term interest rates four times, diminishing the value of previously issued bonds, and inflation eroded the value of fixed interest payments. Consequently,
U.S. Treasury yields (which move inversely to prices) rose at every maturity level, pressuring bond prices. Furthermore, the Fed, in a move to tighten monetary policy, moved from a policy of purchasing U.S. Treasuries to reducing its holdings by the end of the reporting period. In addition, new U.S. Treasury issuance was relatively high by historic standards, although issuance decreased somewhat from the stimulus-fueled peak of 2020-2021.
Emerging market sovereign bonds denominated in local currencies also detracted notably from the Index’s return. The U.S. dollar strengthened significantly against many emerging market currencies during the reporting period, reducing the value of assets denominated in those currencies. Furthermore, rising interest rates and high inflation pressured the finances of some emerging market countries, raising concerns among investors about deteriorating credit quality. The war in Ukraine further exacerbated financial difficulties faced by emerging markets by putting upward pressure on food and energy prices.
Preferred stocks, which have some bond-like characteristics, also declined. Because preferred stock typically pays out a fixed dividend, it becomes relatively less attractive to investors when interest rates are rising. High-yield corporate bonds also faced headwinds, as high-yield corporate bond spreads (the difference between corporate bond yields and the yields of similarly-dated U.S. Treasury bonds) widened, indicating increasing investor caution in an environment of high inflation and rising interest rates.
The Index’s equity component also detracted from the Index’s return, primarily driven by emerging market stocks with high dividend yields. The majority of the detraction was driven by Russian bonds, which were negatively impacted by the aftermath of Russia’s Ukrainian invasion. Sanctions issued on Russia’s financial institutions limited Russia’s ability to make bond payments, and new currency controls imposed by the Russian government affected payments to some foreign bondholders.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Non-Investment Grade Bonds ......................... 20.7%
Domestic Fixed Income ............................. 20.0
International Equity ................................ 17.6
Domestic Equity .................................. 16.0
Mortgage-Backed Securities .......................... 15.5
Domestic Real Estate ............................... 5.3
International Fixed Income ........................... 4.9
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............. 20.7%
iShares Preferred and Income Securities ETF ............... 16.0
iShares MBS ETF ................................. 15.5
iShares J.P. Morgan USD Emerging Markets Bond ETF ........ 14.9
iShares International Select Dividend ETF ................. 9.0

About Fund Performance
15
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
July 31, 2022
iShares
®
Core Aggressive Allocation ETF
(Percentages shown are based on Net Assets)
16
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  47.2%
iShares Core S&P 500 ETF ................... 1,565,912 $ 648,726,023
iShares Core S&P Mid-Cap ETF
(b)
.............. 157,800 39,596,754
iShares Core S&P Small-Cap ETF
(b)
............. 170,141 17,284,624
705,607,401
a
Domestic Fixed Income  —  17.7%
iShares Core Total USD Bond Market ETF ......... 5,513,189 264,302,281
a
International Equity  —  31.8%
iShares Core MSCI Emerging Markets ETF ........ 2,448,635 120,130,033
iShares Core MSCI International Developed Markets
ETF ................................. 6,255,478 354,435,384
474,565,417
a
International Fixed Income  —  3.1%
iShares Core International Aggregate Bond ETF ..... 909,593 46,675,765
a
Total Long-Term Investments — 99.8%
(Cost: $1,385,057,994) ............................... 1,491,150,864
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.96%
(a)(c)(d)
............................ 2,154,731 $ 2,154,731
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.84%
(a)(c)
............................. 2,676,395 2,676,395
a
Total Short-Term Securities — 0.3%
(Cost: $4,830,698) .................................. 4,831,126
Total Investments — 100.1%
(Cost: $1,389,888,692) ............................... 1,495,981,990
Liabilities in Excess of Other Assets — (0.1)% ............... (2,081,805)
Net Assets — 100.0% ................................. $ 1,493,900,185
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 2,166,428
(a)
$ — $ (12,125) $ 428 $ 2,154,731 2,154,731 $ 11,895
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,373,000 1,303,395
(a)
— — — 2,676,395 2,676,395 14,863 —
iShares Core
International
Aggregate Bond
ETF ......... 43,583,243 13,483,622 (6,410,292) (12,084) (3,968,724) 46,675,765 909,593 537,909 25,353
iShares Core MSCI
Emerging Markets
ETF ......... 125,859,707 40,743,390 (14,120,007) 1,805,715 (34,158,772) 120,130,033 2,448,635 4,522,461 —
iShares Core MSCI
International
Developed Markets
ETF ......... 376,933,707 94,216,777 (46,748,396) 2,737,423 (72,704,127) 354,435,384 6,255,478 14,398,338 —
iShares Core S&P
500 ETF ...... 614,119,744 163,609,870 (85,671,594) 33,178,675 (76,510,672) 648,726,023 1,565,912 8,859,526 —
iShares Core S&P
Mid-Cap ETF ... 38,615,190 9,990,079 (5,921,869) 1,744,230 (4,830,876) 39,596,754 157,800 546,044 —
iShares Core S&P
Small-Cap ETF . 17,578,972 4,432,805 (3,185,671) 694,188 (2,235,670) 17,284,624 170,141 284,280 —
iShares Core Total
USD Bond Market
ETF ......... 246,824,801 78,006,169 (29,509,977) 194,339 (31,213,051) 264,302,281 5,513,189 4,867,467 —
$ 40,330,361 $ (225,621,464)
$ 1,495,981,990
$ 34,042,783 $ 25,353
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(continued)
July 31, 2022
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 12 09/16/22 $ 2,480 $ 103,275
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 103,275 $ — $ — $ — $ 103,275
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (418,078) $ — $ — $ — $ (418,078)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 63,159 $ — $ — $ — $ 63,159
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,778,548
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(continued)
July 31, 2022
iShares
®
Core Aggressive Allocation ETF
18
2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 1,491,150,864 $ — $ — $ 1,491,150,864
Short-Term Securities
Money Market Funds .......................................... 4,831,126 — — 4,831,126
$ 1,495,981,990 $ — $ — $ 1,495,981,990
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 103,275 $ — $ — $ 103,275
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Core Conservative Allocation ETF
Schedule of Investments
July 31, 2022
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  17 .2%
iShares Core S&P 500 ETF ................... 297,502 $ 123,249,129
iShares Core S&P Mid-Cap ETF ................ 29,971 7,520,623
iShares Core S&P Small-Cap ETF .............. 32,410 3,292,532
134,062,284
a
Domestic Fixed Income  —  60 .3%
iShares Core Total USD Bond Market ETF ......... 9,776,332 468,677,355
a
International Equity  —  11 .6%
iShares Core MSCI Emerging Markets ETF ........ 465,209 22,823,154
iShares Core MSCI International Developed Markets
ETF ................................. 1,188,510 67,340,977
90,164,131
a
International Fixed Income  —  10 .7%
iShares Core International Aggregate Bond ETF ..... 1,612,931 82,767,554
a
Total Long-Term Investments — 99.8%
(Cost: $ 847,956,176 ) ................................ 775,671,324
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(a) (b)
............................. 2,230,003 $ 2,230,003
a
Total Short-Term Securities — 0.3%
(Cost: $ 2,230,003 ) .................................. 2,230,003
Total Investments — 100.1%
(Cost: $ 850,186,179 ) ................................ 777,901,327
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (449,561)
Net Assets — 100.0% ................................. $ 777,451,766
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ — $ 7,415
(b)
$ — $ (7,415) $ — $ — — $ 7,674
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,661,000 569,003
(b)
— — — 2,230,003 2,230,003 7,592 —
iShares Core
International
Aggregate Bond
ETF ......... 98,849,025 71,375,133 (78,223,606) (326,526) (8,906,472) 82,767,554 1,612,931 1,211,592 57,140
iShares Core MSCI
Emerging Markets
ETF ......... 30,584,348 21,672,118 (21,748,174) 1,320,244 (9,005,382) 22,823,154 465,209 1,057,773 —
iShares Core MSCI
International
Developed Markets
ETF ......... 91,596,469 59,761,773 (67,802,050) 3,823,886 (20,039,101) 67,340,977 1,188,510 3,297,951 —
iShares Core S&P
500 ETF ...... 149,235,706 103,062,419 (120,239,280) 30,949,388 (39,759,104) 123,249,129 297,502 2,139,914 —
iShares Core S&P
Mid-Cap ETF ... 9,385,099 6,345,656 (7,567,046) 1,773,925 (2,417,011) 7,520,623 29,971 131,808 —
iShares Core S&P
Small-Cap ETF . 4,276,875 2,791,820 (3,440,364) 826,831 (1,162,630) 3,292,532 32,410 68,403 —
iShares Core Total
USD Bond Market
ETF ......... 559,809,278 405,793,898 (426,058,082) (6,480,018) (64,387,721) 468,677,355 9,776,332 11,077,138 —
$ 31,880,315 $ (145,677,421)
$ 777,901,327
$ 18,999,845 $ 57,140
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
July 31, 2022
iShares
®
Core Conservative Allocation ETF
20
2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 775,671,324 $ — $ — $ 775,671,324
Short-Term Securities
Money Market Funds .......................................... 2,230,003 — — 2,230,003
$ 777,901,327 $ — $ — $ 777,901,327

iShares
®
Core Growth Allocation ETF
Schedule of Investments
July 31, 2022
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  35.1%
iShares Core S&P 500 ETF
(b)
.................. 1,543,974 $ 639,637,549
iShares Core S&P Mid-Cap ETF
(b)
.............. 155,570 39,037,180
iShares Core S&P Small-Cap ETF
(b)
............. 167,768 17,043,551
695,718,280
a
Domestic Fixed Income  —  35.0%
iShares Core Total USD Bond Market ETF ......... 14,496,074 694,941,787
a
International Equity  —  23.6%
iShares Core MSCI Emerging Markets ETF ........ 2,414,345 118,447,766
iShares Core MSCI International Developed Markets
ETF ................................. 6,167,941 349,475,537
467,923,303
a
International Fixed Income  —  6.2%
iShares Core International Aggregate Bond ETF ..... 2,391,647 122,727,366
a
Total Long-Term Investments — 99.9%
(Cost: $1,996,482,372) ............................... 1,981,310,736
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.96%
(a)(c)(d)
............................ 161,535,850 $ 161,535,851
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.84%
(a)(c)
............................. 2,239,395 2,239,395
a
Total Short-Term Securities — 8.2%
(Cost: $163,742,947) ................................ 163,775,246
Total Investments — 108.1%
(Cost: $2,160,225,319) ............................... 2,145,085,982
Liabilities in Excess of Other Assets — (8.1)% ............... (161,648,271)
Net Assets — 100.0% ................................. $ 1,983,437,711
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 161,500,200
(a)
$ — $ 3,352 $ 32,299 $ 161,535,851 161,535,850 $ 15,001
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,523,000 716,395
(a)
— — — 2,239,395 2,239,395 19,199 —
iShares Core
International
Aggregate Bond
ETF ......... 110,030,490 57,241,757 (34,293,860) 1,018,615 (11,269,636) 122,727,366 2,391,647 1,436,951 67,896
iShares Core MSCI
Emerging Markets
ETF ......... 119,154,769 62,035,597 (32,026,612) 4,293,455 (35,009,443) 118,447,766 2,414,345 4,485,278 —
iShares Core MSCI
International
Developed Markets
ETF ......... 356,851,973 162,567,791 (103,909,056) 8,432,808 (74,467,979) 349,475,537 6,167,941 14,202,684 —
iShares Core S&P 500
ETF ......... 581,403,308 280,189,523 (184,501,551) 66,278,832 (103,732,563) 639,637,549 1,543,974 8,694,164 —
iShares Core S&P
Mid-Cap ETF ... 36,553,257 17,189,750 (11,933,299) 3,365,213 (6,137,741) 39,037,180 155,570 536,099 —
iShares Core S&P
Small-Cap ETF . 16,649,040 7,653,181 (5,842,565) 1,377,388 (2,793,493) 17,043,551 167,768 280,306 —
iShares Core Total
USD Bond Market
ETF ......... 623,132,518 327,680,333 (176,509,963) 1,506,450 (80,867,551) 694,941,787 14,496,074 12,605,997 —
$ 86,276,113 $ (314,246,107)
$ 2,145,085,982
$ 42,275,679 $ 67,896
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2022
iShares
®
Core Growth Allocation ETF
22
2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,981,310,736 $ — $ — $ 1,981,310,736
Short-Term Securities
Money Market Funds ...................................... 163,775,246 — — 163,775,246
$ 2,145,085,982 $ — $ — $ 2,145,085,982

iShares
®
Core Moderate Allocation ETF
Schedule of Investments
July 31, 2022
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  23.1%
iShares Core S&P 500 ETF
(b)
.................. 803,109 $ 332,711,997
iShares Core S&P Mid-Cap ETF
(b)
.............. 80,936 20,309,270
iShares Core S&P Small-Cap ETF
(b)
............. 87,341 8,872,972
361,894,239
a
Domestic Fixed Income  —  52.0%
iShares Core Total USD Bond Market ETF ......... 16,965,191 813,311,256
a
International Equity  —  15.5%
iShares Core MSCI Emerging Markets ETF ........ 1,255,830 61,611,020
iShares Core MSCI International Developed Markets
ETF ................................. 3,208,224 181,777,972
243,388,992
a
International Fixed Income  —  9.2%
iShares Core International Aggregate Bond ETF ..... 2,798,997 143,630,531
a
Total Long-Term Investments — 99.8%
(Cost: $1,619,843,387) ............................... 1,562,225,018
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.96%
(a)(c)(d)
............................ 63,558,320 $ 63,558,320
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.84%
(a)(c)
............................. 2,973,259 2,973,259
a
Total Short-Term Securities — 4.3%
(Cost: $66,519,040) ................................. 66,531,579
Total Investments — 104.1%
(Cost: $1,686,362,427) ............................... 1,628,756,597
Liabilities in Excess of Other Assets — (4.1)% ............... (63,672,866)
Net Assets — 100.0% ................................. $ 1,565,083,731
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 63,546,216
(a)
$ — $ (435) $ 12,539 $ 63,558,320 63,558,320 $ 8,042
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,776,000 1,197,259
(a)
— — — 2,973,259 2,973,259 15,013 —
iShares Core
International
Aggregate Bond
ETF ......... 153,049,515 42,630,363 (38,396,496) 353,495 (14,006,346) 143,630,531 2,798,997 1,813,509 85,526
iShares Core MSCI
Emerging Markets
ETF ......... 73,662,595 21,678,557 (15,774,133) 2,172,987 (20,128,986) 61,611,020 1,255,830 2,509,564 —
iShares Core MSCI
International
Developed Markets
ETF ......... 220,609,290 54,373,815 (54,890,645) 4,079,646 (42,394,134) 181,777,972 3,208,224 7,851,768 —
iShares Core S&P
500 ETF ...... 359,429,377 92,624,830 (97,286,903) 30,202,701 (52,258,008) 332,711,997 803,109 5,038,632 —
iShares Core S&P
Mid-Cap ETF ... 22,610,059 5,704,779 (6,351,128) 1,691,184 (3,345,624) 20,309,270 80,936 310,353 —
iShares Core S&P
Small-Cap ETF . 10,293,984 2,556,211 (3,128,506) 674,829 (1,523,546) 8,872,972 87,341 162,370 —
iShares Core Total
USD Bond Market
ETF ......... 866,759,864 246,916,744 (194,184,236) (766,434) (105,414,682) 813,311,256 16,965,191 16,437,703 —
$ 38,407,973 $ (239,058,787)
$ 1,628,756,597
$ 34,146,954 $ 85,526
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2022
iShares
®
Core Moderate Allocation ETF
24
2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,562,225,018 $ — $ — $ 1,562,225,018
Short-Term Securities
Money Market Funds ...................................... 66,531,579 — — 66,531,579
$ 1,628,756,597 $ — $ — $ 1,628,756,597

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
July 31, 2022
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  16 .0%
iShares Preferred and Income Securities ETF ....... 807,469 $ 28,075,697
a
Domestic Fixed Income  —  5 .1%
iShares 10-20 Year Treasury Bond ETF ........... 58,573 7,230,837
iShares 20+ Year Treasury Bond ETF ............ 14,998 1,761,215
8,992,052
a
Domestic Real Estate  —  5 .3%
iShares Mortgage Real Estate ETF
(b)
............. 135,571 4,149,829
iShares U.S. Real Estate ETF ................. 50,868 5,093,413
9,243,242
a
International Equity  —  17 .6%
iShares Emerging Markets Dividend ETF .......... 586,478 15,178,051
iShares International Select Dividend ETF ......... 573,644 15,872,729
31,050,780
a
International Fixed Income  —  19 .8%
iShares J.P. Morgan EM Local Currency Bond ETF ... 254,115 8,665,321
iShares J.P. Morgan USD Emerging Markets Bond ETF 298,177 26,245,540
34,910,861
a
Mortgage-Backed Securities  —  15 .5%
iShares MBS ETF ......................... 271,450 27,259,009
a
Security Shares Value
a
Non-Investment Grade Bonds  —  20 .6%
iShares iBoxx $ High Yield Corporate Bond ETF
(b)
.... 464,537 $ 36,322,148
a
Total Long-Term Investments — 99.9%
(Cost: $ 196,281,141 ) ................................ 175,853,789
a
Short-Term Securities
Money Market Funds  —  22 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(a) (c) (d)
............................ 39,860,940 39,860,940
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(a) (c)
............................. 218,181 218,181
a
Total Short-Term Securities — 22.8%
(Cost: $ 40,072,650 ) ................................. 40,079,121
Total Investments — 122.7%
(Cost: $ 236,353,791 ) ................................ 215,932,910
Liabilities in Excess of Other Assets — ( 22 .7 ) % .............. (39,892,354)
Net Assets — 100.0% ................................. $ 176,040,556
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,891,231 $ 25,982,344
(a)
$ — $ (501) $ (12,134) $ 39,860,940 39,860,940 $ 484,318
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 140,000 78,181
(a)
— — — 218,181 218,181 611 —
iShares 10-20 Year
Treasury Bond ETF 25,390,759 12,589,607 (25,737,604) (5,636,164) 624,239 7,230,837 58,573 430,274 —
iShares 20+ Year
Treasury Bond ETF 38,754,388 651,404 (33,371,234) (6,769,908) 2,496,565 1,761,215 14,998 308,652 —
iShares 7-10 Year
Treasury Bond
ETF
(c)
........ 11,183,745 — (11,131,622) 225,532 (277,655) — — 7,232 —
iShares Core High
Dividend ETF
(c)
. 22,389,381 246,747 (23,635,413) 1,786,999 (787,714) — — 265,177 —
iShares Emerging
Markets Dividend
ETF ......... 22,843,120 5,989,598 (6,825,405) 60,040 (6,889,302) 15,178,051 586,478 1,249,200 —
iShares iBoxx $ High
Yield Corporate
Bond ETF ..... 13,749,068 39,574,324 (13,652,681) 11,467 (3,360,030) 36,322,148 464,537 923,994 —
iShares International
Developed Real
Estate ETF
(c)
... — 1,741,992 (1,616,236) (125,756) — — — 16,639 —

Schedule of Investments
(continued)
July 31, 2022
iShares
®
Morningstar Multi-Asset Income ETF
26
2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares International
Select Dividend
ETF ......... $ 1,122,377 $ 21,959,342 $ (4,840,700) $ 160,586 $ (2,528,876) $ 15,872,729 573,644 $ 857,882 $ —
iShares J.P. Morgan
EM Local Currency
Bond ETF ..... 11,784,335 14,676,279 (13,054,948) (2,507,168) (2,233,177) 8,665,321 254,115 849,322 —
iShares J.P. Morgan
USD Emerging
Markets Bond ETF 11,396,778 38,057,414 (21,658,277) (697,483) (852,892) 26,245,540 298,177 330,399 —
iShares MBS ETF . 35,775,205 7,884,183 (14,136,518) (466,731) (1,797,130) 27,259,009 271,450 290,159 —
iShares Mortgage
Real Estate ETF . 8,267,709 9,943,385 (13,451,729) (1,734,324) 1,124,788 4,149,829 135,571 206,313 —
iShares Preferred and
Income Securities
ETF ......... 36,571,471 4,513,704 (8,947,508) (261,027) (3,800,943) 28,075,697 807,469 1,399,722 —
iShares U.S. Real
Estate ETF .... 3,856,007 13,383,626 (11,732,916) (247,216) (166,088) 5,093,413 50,868 133,202 —
$ (16,201,654) $ (18,460,349)
$ 215,932,910
$ 7,753,096 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 175,853,789 $ — $ — $ 175,853,789
Short-Term Securities
Money Market Funds ...................................... 40,079,121 — — 40,079,121
$ 215,932,910 $ — $ — $ 215,932,910

Financial Statements
Statements of Assets and Liabilities
July 31, 2022
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
....................................... $ 1,495,981,990  $ 777,901,327  $ 2,145,085,982  $ 1,628,756,597
Cash ............................................................ 29,389  —  —  —
Cash pledged:
Futures contracts .................................................. 140,000  —  —  —
Receivables:
Securities lending income — affiliated .................................... 8,101  6,800  12,174  6,135
Dividends — affiliated ............................................... 4,684  2,204  5,408  4,189
Variation margin on futures contracts ..................................... 36,000  —  —  —
Total assets .......................................................
1,496,200,164  777,910,331  2,145,103,564  1,628,766,921
LIABILITIES
Collateral on securities loaned ........................................... 2,166,428  9,564  161,500,200  63,545,225
Payables:
Capital shares redeemed ............................................. 5,645  372,533  —  11,547
Investment advisory fees ............................................. 127,906  76,468  165,653  126,418
Total liabilities ......................................................
2,299,979  458,565  161,665,853  63,683,190
NET ASSETS ......................................................
$ 1,493,900,185  $ 777,451,766  $ 1,983,437,711  $ 1,565,083,731
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,396,700,872  $ 853,473,284  $ 2,008,499,602  $ 1,629,583,785
Accumulated earnings (loss) ............................................ 97,199,313  (76,021,518) (25,061,891) (64,500,054)
NET ASSETS ......................................................
$ 1,493,900,185  $ 777,451,766  $ 1,983,437,711  $ 1,565,083,731
NET ASSET VALUE
Shares outstanding .................................................. 23,700,000  21,750,000  39,600,000  38,750,000
Net asset value ..................................................... $ 63.03  $ 35.74  $ 50.09  $ 40.39
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 2,144,476  $ —  $ 160,616,683  $ 63,201,387
(b)
Investments, at cost — affiliated ........................................ $ 1,389,888,692  $ 850,186,179  $ 2,160,225,319  $ 1,686,362,427

2022
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
July 31, 2022
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 215,932,910
Receivables:
Securities lending income — affiliated ................................................................................... 32,958
Dividends — affiliated .............................................................................................. 324
Total assets ......................................................................................................
215,966,192
LIABILITIES
Collateral on securities loaned .......................................................................................... 39,892,772
Payables:
Investment advisory fees ............................................................................................ 32,864
Total liabilities .....................................................................................................
39,925,636
NET ASSETS .....................................................................................................
$ 176,040,556
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 238,888,258
Accumulated loss .................................................................................................. (62,847,702)
NET ASSETS .....................................................................................................
$ 176,040,556
NET ASSET VALUE
Shares outstanding ................................................................................................. 8,600,000
Net asset value .................................................................................................... $ 20.47
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 39,179,049
(b)
Investments, at cost — affiliated ....................................................................................... $ 236,353,791

Financial Statements
Statements of Operations
Year Ended July 31, 2022
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 34,030,888  $ 18,992,171  $ 42,260,678  $ 34,138,912
Securities lending income — affiliated — net ............................... 11,895  7,674  15,001  8,042
Total investment income ..............................................
34,042,783  18,999,845  42,275,679  34,146,954
EXPENSES
Investment advisory ............................................... 2,617,405  1,709,903  3,394,741  2,975,619
Professional fees ................................................. 217  217  217  217
Total expenses .................................................... 2,617,622  1,710,120  3,394,958  2,975,836
Less: (727,984) (568,391) (1,018,538) (951,001)
Investment advisory fees waived ....................................... (727,984) (568,391) (1,018,538) (951,001)
Total expenses after fees waived ........................................
1,889,638  1,141,729  2,376,420  2,024,835
Net investment income ...............................................
32,153,145  17,858,116  39,899,259  32,122,119
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... (989,773) (420,218) (664,748) (822,100)
Capital gain distributions from underlying funds — affiliated ................... 25,353  57,140  67,896  85,526
Futures contracts ............................................... (418,078) —  —  —
In-kind redemptions
(a)
............................................. 41,320,134  32,300,533  86,940,861  39,230,073
39,937,636  31,937,455  86,344,009  38,493,499
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... (225,621,464) (145,677,421) (314,246,107) (239,058,787)
Futures contracts ............................................... 63,159  —  —  —
(225,558,305) (145,677,421) (314,246,107) (239,058,787)
Net realized and unrealized loss .........................................
(185,620,669) (113,739,966) (227,902,098) (200,565,288)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (153,467,524) $ (95,881,850) $ (188,002,839) $ (168,443,169)
(a)
See Note 2 of the Notes to Financial Statements.

2022
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended July 31, 2022
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 7,268,778
Securities lending income — affiliated — net ............................................................................... 484,318
Total investment income ..............................................................................................
7,753,096
EXPENSES
Investment advisory ............................................................................................... 526,047
Professional fees ................................................................................................. 217
Total expenses .................................................................................................... 526,264
Less: (5,995)
Investment advisory fees waived ....................................................................................... (5,995)
Total expenses after fees waived ........................................................................................
520,269
Net investment income ...............................................................................................
7,232,827
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... (15,410,740)
In-kind redemptions
(a)
............................................................................................. (790,914)
(16,201,654)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... (18,460,349)
(18,460,349)
Net realized and unrealized loss .........................................................................................
(34,662,003)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................
$ (27,429,176)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core Aggressive Allocation ETF
iShares
Core Conservative Allocation ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/22
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 32,153,145  $ 19,874,953  $ 17,858,116  $ 13,179,502
Net realized gain ............................................. 39,937,636  22,007,730  31,937,455  32,643,402
Net change in unrealized appreciation (depreciation) ..................... (225,558,305) 242,147,462  (145,677,421) 31,604,915
Net increase (decrease) in net assets resulting from operations ................
(153,467,524) 284,030,145  (95,881,850) 77,427,819
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(32,266,259) (20,581,128) (17,925,123) (14,457,143)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
214,927,706  185,091,938  (53,997,076) 183,867,378
NET ASSETS
Total increase (decrease) in net assets ................................ 29,193,923  448,540,955  (167,804,049) 246,838,054
Beginning of year ...............................................
1,464,706,262  1,016,165,307  945,255,815  698,417,761
End of year ...................................................
$ 1,493,900,185  $ 1,464,706,262  $ 777,451,766  $ 945,255,815
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core Growth Allocation ETF
iShares
Core Moderate Allocation ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/22
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 39,899,259  $ 25,949,482  $ 32,122,119  $ 23,134,026
Net realized gain ............................................. 86,344,009  60,814,176  38,493,499  49,451,984
Net change in unrealized appreciation (depreciation) ..................... (314,246,107) 203,291,958  (239,058,787) 105,739,072
Net increase (decrease) in net assets resulting from operations ................
(188,002,839) 290,055,616  (168,443,169) 178,325,082
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(40,047,030) (27,609,936) (32,237,867) (25,186,094)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
366,489,181  168,248,398  57,844,441  315,724,534
NET ASSETS
Total increase (decrease) in net assets ................................ 138,439,312  430,694,078  (142,836,595) 468,863,522
Beginning of year ...............................................
1,844,998,399  1,414,304,321  1,707,920,326  1,239,056,804
End of year ...................................................
$ 1,983,437,711  $ 1,844,998,399  $ 1,565,083,731  $ 1,707,920,326
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Year Ended
07/31/22
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 7,232,827  $ 8,175,908
Net realized loss ................................................................................ (16,201,654) (5,964,961)
Net change in unrealized appreciation (depreciation) ........................................................ (18,460,349) 22,646,447
Net increase (decrease) in net assets resulting from operations ...................................................
(27,429,176) 24,857,394
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(7,447,378) (9,541,720)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(32,274,013) (51,574,819)
NET ASSETS
Total decrease in net assets .......................................................................... (67,150,567) (36,259,145)
Beginning of year ..................................................................................
243,191,123  279,450,268
End of year ......................................................................................
$ 176,040,556  $ 243,191,123
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Aggressive Allocation ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year ..........................
$ 70.93  $ 56.77  $ 54.53  $ 54.21  $ 52.49
Net investment income
(a)
................................ 1 .43  1 .05  1 .24  1 .29  1 .06
Net realized and unrealized gain (loss)
(b)
......................
( 7 .93 ) 14.19  2 .24  0 .28  3 .51
Net increase (decrease) from investment operations ...............
( 6 .50 ) 15.24  3 .48  1 .57  4 .57
Distributions
(c)
– – – – –
From net investment income ............................. ( 1 .40 ) ( 1 .08 ) ( 1 .24 ) ( 1 .25 ) ( 1 .05 )
From net realized gains ................................. —  —  —  —  ( 1 .80 )
Total distributions ......................................
( 1 .40 ) ( 1 .08 ) ( 1 .24 ) ( 1 .25 ) ( 2 .85 )
Net asset value, end of year ..............................
$ 63.03  $ 70.93  $ 56.77  $ 54.53  $ 54.21
Total Return
(d)
– – – – –
Based on net asset value .................................
( 9 .24 ) % 27.01% 6 .49% 2 .99% 8 .84%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .17% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .12% 0 .20% 0 .19% 0 .19% 0 .18%
Net investment income ...................................
2 .11% 1 .62% 2 .27% 2 .44% 1 .97%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,493,900  $ 1,464,706  $ 1,016,165  $ 948,896  $ 897,242
Portfolio turnover rate
(f)
...................................
2% 6% 4% 4% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

35
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Conservative Allocation ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year ..........................
$ 40.05  $ 37.15  $ 35.27  $ 34.18  $ 34.19
Net investment income
(a)
................................ 0 .68  0 .61  0 .88  0 .98  0 .70
Net realized and unrealized gain (loss)
(b)
......................
( 4 .32 ) 2 .96  1 .89  1 .08  0 .33
Net increase (decrease) from investment operations ...............
( 3 .64 ) 3 .57  2 .77  2 .06  1 .03
Distributions
(c)
– – – – –
From net investment income ............................. ( 0 .67 ) ( 0 .67 ) ( 0 .89 ) ( 0 .97 ) ( 0 .72 )
From net realized gains ................................. —  —  —  —  ( 0 .32 )
Total distributions ......................................
( 0 .67 ) ( 0 .67 ) ( 0 .89 ) ( 0 .97 ) ( 1 .04 )
Net asset value, end of year ..............................
$ 35.74  $ 40.05  $ 37.15  $ 35.27  $ 34.18
Total Return
(d)
– – – – –
Based on net asset value .................................
( 9 .16 ) % 9 .70% 7 .98% 6 .17% 3 .05%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .17% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .11% 0 .19% 0 .19% 0 .19% 0 .18%
Net investment income ...................................
1 .79% 1 .58% 2 .46% 2 .87% 2 .04%
Supplemental Data
Net assets, end of year (000) ...............................
$ 777,452  $ 945,256  $ 698,418  $ 529,064  $ 471,721
Portfolio turnover rate
(f)
...................................
2% 5% 5% 3% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

36
2022
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Growth Allocation ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year ..........................
$ 56.25  $ 47.70  $ 45.57  $ 44.84  $ 44.08
Net investment income
(a)
................................ 1 .08  0 .84  1 .09  1 .16  0 .88
Net realized and unrealized gain (loss)
(b)
......................
( 6 .19 ) 8 .60  2 .13  0 .69  1 .96
Net increase (decrease) from investment operations ...............
( 5 .11 ) 9 .44  3 .22  1 .85  2 .84
Distributions
(c)
– – – – –
From net investment income ............................. ( 1 .05 ) ( 0 .89 ) ( 1 .09 ) ( 1 .12 ) ( 0 .90 )
From net realized gains ................................. —  —  —  —  ( 1 .18 )
Total distributions ......................................
( 1 .05 ) ( 0 .89 ) ( 1 .09 ) ( 1 .12 ) ( 2 .08 )
Net asset value, end of year ..............................
$ 50.09  $ 56.25  $ 47.70  $ 45.57  $ 44.84
Total Return
(d)
– – – – –
Based on net asset value .................................
( 9 .18 ) % 19.92% 7 .20% 4 .24% 6 .53%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .17% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .12% 0 .20% 0 .19% 0 .19% 0 .18%
Net investment income ...................................
2 .01% 1 .59% 2 .37% 2 .63% 1 .96%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,983,438  $ 1,844,998  $ 1,414,304  $ 1,310,259  $ 1,118,727
Portfolio turnover rate
(f)
...................................
2% 7% 4% 4% 44%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Moderate Allocation ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year ..........................
$ 45.30  $ 40.76  $ 38.77  $ 37.73  $ 37.48
Net investment income
(a)
................................ 0 .80  0 .68  0 .96  1 .05  0 .77
Net realized and unrealized gain (loss)
(b)
......................
( 4 .91 ) 4 .59  1 .99  0 .99  0 .80
Net increase (decrease) from investment operations ...............
( 4 .11 ) 5 .27  2 .95  2 .04  1 .57
Distributions
(c)
– – – – –
From net investment income ............................. ( 0 .80 ) ( 0 .73 ) ( 0 .96 ) ( 1 .00 ) ( 0 .77 )
From net realized gains ................................. —  —  —  —  ( 0 .55 )
Total distributions ......................................
( 0 .80 ) ( 0 .73 ) ( 0 .96 ) ( 1 .00 ) ( 1 .32 )
Net asset value, end of year ..............................
$ 40.39  $ 45.30  $ 40.76  $ 38.77  $ 37.73
Total Return
(d)
– – – – –
Based on net asset value .................................
( 9 .15 ) % 13.03% 7 .75% 5 .52% 4 .24%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .17% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .12% 0 .19% 0 .19% 0 .19% 0 .18%
Net investment income ...................................
1 .86% 1 .57% 2 .44% 2 .80% 2 .03%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,565,084  $ 1,707,920  $ 1,239,057  $ 1,106,956  $ 909,234
Portfolio turnover rate
(f)
...................................
2% 7% 6% 4% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

38
2022
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year .........................
$ 24.32  $ 22.91  $ 24.96  $ 24.87  $ 25.63
Net investment income
(a)
............................... 0 .78  0 .74  1 .23  1 .25  1 .17
Net realized and unrealized gain (loss)
(b)
.....................
( 3 .82 ) 1 .54  ( 2 .02 ) 0 .16  ( 0 .71 )
Net increase (decrease) from investment operations ..............
( 3 .04 ) 2 .28  ( 0 .79 ) 1 .41  0 .46
Distributions
(c)
– – – – –
From net investment income ............................ ( 0 .81 ) ( 0 .87 ) ( 1 .21 ) ( 1 .31 ) ( 1 .22 )
Return of capital .....................................
—  —  ( 0 .05 ) ( 0 .01 ) —
Total distributions .....................................
( 0 .81 ) ( 0 .87 ) ( 1 .26 ) ( 1 .32 ) ( 1 .22 )
Net asset value, end of year .............................
$ 20.47  $ 24.32  $ 22.91  $ 24.96  $ 24.87
Total Return
(d)
– – – – –
Based on net asset value ................................
(12.75) % 10.15% ( 3 .10 ) % 5 .92% 1 .85%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........................
0 .25% 0 .24% 0 .22% 0 .23% 0 .24%
Net investment income ..................................
3 .44% 3 .16% 5 .15% 5 .14% 4 .65%
Supplemental Data
Net assets, end of year (000) ..............................
$ 176,041  $ 243,191  $ 279,450  $ 341,893  $ 324,618
Portfolio turnover rate
(f)
..................................
73% 94% 66% 50% 64%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
39
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
iShares ETF
Diversification
Classification
Core Aggressive Allocation .............................................................................................. Diversified
Core Conservative Allocation ............................................................................................. Diversified
Core Growth Allocation ................................................................................................. Diversified
Core Moderate Allocation ............................................................................................... Diversified
Morningstar Multi-Asset Income ........................................................................................... Diversified

Notes to Financial Statements
(continued)
40
2022
iShares Annual Report to Shareholders
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued
Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global
Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by
BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.
The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)
41
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core Aggressive Allocation
Barclays Capital, Inc. ......................................... $ 1,003,720  $ (1,003,720) $ —  $ —
Virtu Americas LLC ........................................... 579,063  (579,063) —  —
Wells Fargo Bank N.A. ........................................ 561,693  (561,693) —  —
$ 2,144,476  $ (2,144,476)
$ —
$ —
a
Core Growth Allocation
BNP Paribas SA ............................................. 552,046  (552,046) —  —
J.P. Morgan Securities LLC ..................................... 157,036,231  (157,036,231) —  —
UBS AG .................................................. 1,981,005  (1,981,005) —  —
Wells Fargo Bank N.A. ........................................ 1,047,401  (1,047,401) —  —
$ 160,616,683  $ (160,616,683)
$ —
$ —
a
Core Moderate Allocation
BNP Paribas SA ............................................. 476,767  (476,767) —  —
J.P. Morgan Securities LLC ..................................... 62,142,000  (62,142,000) —  —
Wells Fargo Bank N.A. ........................................ 582,620  (582,620) —  —
$ 63,201,387  $ (63,201,387)
$ —
$ —
a
Morningstar Multi-Asset Income
BofA Securities, Inc. .......................................... 1,672,640  (1,672,640) —  —
Citigroup Global Markets, Inc. .................................... 3,220,172  (3,220,172) —  —
Goldman Sachs & Co. LLC ..................................... 34,286,237  (34,286,237) —  —
$ 39,179,049  $ (39,179,049)
$ —
$ —
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's Statement of
Assets and Liabilities.

Notes to Financial Statements
(continued)
42
2022
iShares Annual Report to Shareholders
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Prior to October 20, 2021, for its investment advisory services to each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth
Allocation and iShares Core Moderate Allocation ETFs, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs,
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company (“SSB”) for the Funds, with the exception of iShares Morningstar Multi-Asset
Income ETF, which SSB performed ETF Services prior to June 6, 2022.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Core Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Growth Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
iShares ETF Amounts Waived
Core Aggressive Allocation .............................................................................................................................................. $ 727,984
Core Conservative Allocation ............................................................................................................................................ 568,391
Core Growth Allocation .................................................................................................................................................. 1,018,538
Core Moderate Allocation ............................................................................................................................................... 951,001
Morningstar Multi-Asset Income ......................................................................................................................................... 5,995

Notes to Financial Statements
( continued)
43
Notes to Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the year ended July 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:
For the year ended July 31, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2022, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
iShares ETF Fees Paid to BTC
Core Aggressive Allocation ............................................................................................. $ 5,155
Core Conservative Allocation ............................................................................................ 3,004
Core Growth Allocation ................................................................................................ 6,089
Core Moderate Allocation .............................................................................................. 3,459
Morningstar Multi-Asset Income .......................................................................................... 122,310
iShares ETF Purchases Sales
Core Aggressive Allocation ........................................................................... $ 24,474,676  $ 25,842,857
Core Conservative Allocation .......................................................................... 16,199,023  16,328,288
Core Growth Allocation .............................................................................. 37,336,506  37,420,822
Core Moderate Allocation ............................................................................ 32,353,413  33,502,853
Morningstar Multi-Asset Income ........................................................................ 153,703,302  153,823,160
iShares ETF In-kind Purchases In-kind Sales
Core Aggressive Allocation ........................................................................... $ 380,008,036  $ 165,724,951
Core Conservative Allocation .......................................................................... 654,603,794  708,750,314
Core Growth Allocation .............................................................................. 877,221,425  511,596,085
Core Moderate Allocation ............................................................................ 434,131,887  376,509,195
Morningstar Multi-Asset Income ........................................................................ 17,726,971  49,969,632
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Core Aggressive Allocation .......................................................................... $ 41,202,975  $ (41,202,975)
Core Conservative Allocation ......................................................................... 32,039,392  (32,039,392)
Core Growth Allocation ............................................................................. 86,757,520  (86,757,520)
Core Moderate Allocation ........................................................................... 39,091,054  (39,091,054)
Morningstar Multi-Asset Income ....................................................................... (1,413,562) 1,413,562

Notes to Financial Statements
(continued)
44
2022
iShares Annual Report to Shareholders
The tax character of distributions paid was as follows:
As of July 31, 2022, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
iShares ETF
Year Ended
07/31/22
Year Ended
07/31/21
Core Aggressive Allocation
Ordinary income .......................................................................................... $ 32,266,259  $ 20,581,128
Core Conservative Allocation
Ordinary income .......................................................................................... $ 17,925,123  $ 14,457,143
Core Growth Allocation
Ordinary income .......................................................................................... $ 40,047,030  $ 27,609,936
Core Moderate Allocation
Ordinary income .......................................................................................... $ 32,237,867  $ 25,186,094
Morningstar Multi-Asset Income
Ordinary income .......................................................................................... $ 7,447,378  $ 9,541,720
iShares ETF
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Core Aggressive Allocation ........................................................
$ (8,713,879) $ 105,913,192  $ 97,199,313
Core Conservative Allocation .......................................................
(3,661,090) (72,360,428) (76,021,518)
Core Growth Allocation ...........................................................
(9,839,456) (15,222,435) (25,061,891)
Core Moderate Allocation .........................................................
(6,755,641) (57,744,413) (64,500,054)
Morningstar Multi-Asset Income .....................................................
(42,282,917) (20,564,785) (62,847,702)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Aggressive Allocation ....................................... $ 1,390,068,798  $ 159,791,618  $ (53,878,426) $ 105,913,192
Core Conservative Allocation ...................................... 850,261,755  289,921  (72,650,349) (72,360,428)
Core Growth Allocation .......................................... 2,160,308,417  89,896,781  (105,119,216) (15,222,435)
Core Moderate Allocation ........................................ 1,686,501,010  53,059,377  (110,803,790) (57,744,413)
Morningstar Multi-Asset Income .................................... 236,497,695  73,539  (20,638,324) (20,564,785)

Notes to Financial Statements
( continued)
45
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(continued)
46
2022
iShares Annual Report to Shareholders
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/22
Year Ended
07/31/21
iShares ETF Shares Amount Shares Amount
Core Aggressive Allocation
Shares sold ............................................... 5,600,000  $ 381,107,591  4,050,000  $ 268,069,430
Shares redeemed ........................................... (2,550,000) (166,179,885) (1,300,000) (82,977,492)
3,050,000  $ 214,927,706  2,750,000  $ 185,091,938
Core Conservative Allocation
Shares sold ............................................... 17,650,000  $ 656,206,590  10,250,000  $ 393,898,126
Shares redeemed ........................................... (19,500,000) (710,203,666) (5,450,000) (210,030,748)
(1,850,000) $ (53,997,076) 4,800,000  $ 183,867,378
Core Growth Allocation
Shares sold ............................................... 16,550,000  $ 879,676,549  8,000,000  $ 423,696,814
Shares redeemed ........................................... (9,750,000) (513,187,368) (4,850,000) (255,448,416)
6,800,000  $ 366,489,181  3,150,000  $ 168,248,398
Core Moderate Allocation
Shares sold ............................................... 9,950,000  $ 435,193,583  13,200,000  $ 571,073,241
Shares redeemed ........................................... (8,900,000) (377,349,142) (5,900,000) (255,348,707)
1,050,000  $ 57,844,441  7,300,000  $ 315,724,534
Morningstar Multi-Asset Income
Shares sold ............................................... 850,000  $ 17,749,459  200,000  $ 4,737,279
Shares redeemed ........................................... (2,250,000) (50,023,472) (2,400,000) (56,312,098)
(1,400,000) $ (32,274,013) (2,200,000) $ (51,574,819)

Report of Independent Registered Public Accounting Firm
47
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
 iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2022, the related statements of operations for the year ended July 31, 2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2022 and each of the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent and brokers.  We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares Core Aggressive Allocation ETF
    iShares Core Conservative Allocation ETF
    iShares Core Growth Allocation ETF
    iShares Core Moderate Allocation ETF
    iShares Morningstar Multi-Asset Income ETF

Important Tax Information
(unaudited)
48
2022
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2022:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2022:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2022:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2022:
iShares ETF
Qualified Dividend
Income
Core Aggressive Allocation .............................................................................................. $ 20,022,589
Core Conservative Allocation ............................................................................................. 4,939,524
Core Growth Allocation ................................................................................................. 19,861,097
Core Moderate Allocation ............................................................................................... 11,743,535
Morningstar Multi-Asset Income ........................................................................................... 3,328,252
iShares ETF
Qualified Business
Income
Core Aggressive Allocation .............................................................................................. $ 86,846
Core Conservative Allocation ............................................................................................. 21,689
Core Growth Allocation ................................................................................................. 86,297
Core Moderate Allocation ............................................................................................... 51,653
Morningstar Multi-Asset Income ........................................................................................... 314,169
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Core Aggressive Allocation .............................................................................
$ 13,460,544 $ 787,021
Core Conservative Allocation ............................................................................
4,523,847 201,757
Core Growth Allocation ................................................................................
14,404,874 788,372
Core Moderate Allocation ..............................................................................
9,536,940 468,499
Morningstar Multi-Asset Income ..........................................................................
4,029,334 64,308
iShares ETF
Dividends-Received
Deduction
Core Aggressive Allocation .............................................................................................. 30.52%
Core Conservative Allocation ............................................................................................. 13.63
Core Growth Allocation ................................................................................................. 24.44
Core Moderate Allocation ............................................................................................... 17.55
Morningstar Multi-Asset Income ........................................................................................... 18.87
iShares ETF
Interest-Related
Dividends
Core Aggressive Allocation .............................................................................................. $ 3,235,331
Core Conservative Allocation ............................................................................................. 7,339,705
Core Growth Allocation ................................................................................................. 8,365,241
Core Moderate Allocation ............................................................................................... 10,858,676
Morningstar Multi-Asset Income ........................................................................................... 1,210,331

Board Review and Approval of Investment Advisory Contract
49
Board Review and Approval of Investment Advisory Contract
iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation ETF, iShares
Core Moderate Allocation ETF, iShares Morningstar Multi-Asset Income ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
50
2022
iShares Annual Report to Shareholders
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
51
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2022
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Core Aggressive Allocation ............ $ 1 .400209  $ —  $ —  $ 1 .400209  100% — % — % 100%
Core Conservative Allocation ........... 0 .673469  —  —  0 .673469  100 — — 100
Core Growth Allocation ............... 1 .047902  —  —  1 .047902  100 — — 100
Core Moderate Allocation ............. 0 .800144  —  —  0 .800144  100 — — 100
Morningstar Multi-Asset Income ......... 0 .808641  —  —  0 .808641  100 — — 100

Trustee and Officer Information
(unaudited)
52
2022
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 384 funds as of July 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the
address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock,
Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(65)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(52)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (67)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (66)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (67)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (73)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair
(1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President
(2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-
2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Trustee of
Thrivent Church Loan and Income Fund (since
2019).

Trustee and Officer Information
(unaudited) ( continued)
53
Trustee and Officer Information
Officers
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (63)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
John E.
Martinez (61)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (57)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years
Armando
Senra (51)
President (since 2019). Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of
Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent
Walker (48)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (54)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (41)
Secretary (since 2022). Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).
Rachel
Aguirre (40)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (46)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (51)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice
Presidents.
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Independent Trustees (
continued
)

General Information
54
2022
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-AR-704-0722
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2022
iShares Trust
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX
2022 Annual Report

Dear Shareholder,
The 12-month reporting period as of July 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have room to rise before peaking, although investors’ inflation expectations began to decline near the end of the period.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we believe that we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of July 31, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(7.81%) (4.64%)
U.S. small cap equities
(Russell 2000
®
Index)
(6.42) (14.29)
International equities
(MSCI Europe, Australasia,
Far East Index)
(11.27) (14.32)
Emerging market equities
(MSCI Emerging Markets
Index)
(16.24) (20.09)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.21 0.22
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.38) (10.00)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(6.14) (9.12)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(3.95) (6.93)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(6.58) (8.03)
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 52

Market Overview
4
2022
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended July 31, 2022 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance, returned
-7.35%. Equities advanced early in the reporting period as strong household balance sheets and robust job growth supported rising consumer spending. Increased economic activity led to strong corporate earnings as companies reaped the benefits amid a recovery from the effects of the coronavirus pandemic. However, significant challenges emerged as the reporting period continued, including high inflation, rising interest rates, slower economic growth, and the impacts of Russia’s invasion of Ukraine. These factors drove stock prices sharply lower, erasing prior gains and leading to significantly negative performance for the reporting period overall.
The U.S. economy grew briskly over the final half of 2021, powered primarily by consumer spending. Record-high personal savings rates allowed consumers to spend at an elevated level, releasing pent-up demand for goods and services. Growth subsequently stalled in the first half of 2022, and the economy contracted amid lower inventories and faltering business investment. Despite the economic downturn, indicators were mixed, showing evidence of a slowdown in some areas while others remained positive.
Hiring continued to increase as businesses restored capacity, and unemployment declined substantially, falling to 3.5% in July 2022 — identical to the pre-pandemic rate in
February 2020. Although high inflation negatively impacted consumer sentiment, which declined significantly, consumer spending continued to rise.
The rapid increase in consumer spending drove a significant rise in inflation. Supply chains for many goods were disrupted by the pandemic and could not quickly adapt to the rapid rebound in demand. Oil prices also rose significantly as demand increased and a lack of investment constrained the supply of oil. The strong job market led to higher wages, particularly at the lower end of the market. These factors drove prices higher in many areas of the economy.
Rising inflation led to a shift in policy from the U.S. Federal Reserve (“the Fed”). As the reporting period began, the Fed was using accommodative monetary policy to stimulate the economy. Short-term interest rates were kept at near-zero levels, and the Fed used bond-buying programs to stabilize debt markets. However, rising prices led the Fed to tighten monetary policy during the reporting period in an attempt to prevent runaway inflation. The Fed slowed and then ended its bond-buying activities, finally reversing course as it began to reduce its balance sheet in June 2022.
In March 2022, the Fed began to raise short-term interest rates, followed by three more increases for a total increase of 225 basis points, the most rapid rise in decades.
Interest rates rose significantly in response, leading to higher borrowing costs for businesses. The effect of higher inflation and interest rates on equities varied significantly based on equity class. Growth stocks, which derive much of their value from expectations of future growth, declined significantly more than value stocks.
Russia’s invasion of Ukraine in late February 2022 led to substantial disruptions to the global economy and increased uncertainty in financial markets, exacerbating inflation and impacting U.S. businesses with operations in Russia. The invasion was met with widespread condemnation, and many countries imposed sanctions on the Russian state, businesses, and individuals. As Russia is a top producer of both oil and natural gas, global supply concerns led to sharp volatility in U.S. energy markets.

iShares
®
MSCI USA Momentum Factor ETF
5
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum SR Variant Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through November 22, 2020 reflects the performance of the MSCI USA Momentum Index. Index performance beginning on November 23, 2020 reflects the performance of the MSCI USA Momentum SR Variant Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................................. (17.35) % 10.49% 12.92% (17.35) % 64.65% 209.35%
Fund Market ...............................
(17.31) 10.49 12.93 – % (17.31) 64.70 209.48
Index .................................... (17.25) 10.70 13.14 (17.25) 66.25 214.75
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 870.90  $ 0.70  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
MSCI USA Momentum Factor ETF
6
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S stocks with relatively high price momentum declined sharply for the reporting period as a variety of macroeconomic factors pressured equities worldwide. Rising global inflation, Fed interest rate increases, the war between Russia and Ukraine, and China’s strict policies aimed at controlling the spread of COVID-19 restricted global economic growth and led to a broad reassessment of the growth potential of high valuation stocks.
The information technology sector detracted the most from the Index’s return as recession fears led to less risk-taking in financial markets. The software industry drove the decline, despite advancing during the early stages of the coronavirus pandemic as offices closed, and at-home workers accessed myriad programs to complete their tasks. But growth faded during the reporting period as more workers returned to their offices. Consequently, investors began focusing more on the industry’s profitability and attempting to assess accurate post-pandemic growth rates. The application software industry, which has relatively high stock valuations, proved particularly vulnerable to the market’s reassessment of growth, as revenue slowed amid decreased work-at-home needs and rising uncertainty about when slowing growth would stabilize.
Semiconductors companies declined amid materials shortages and other supply-chain and logistical problems, leading to production delays even as demand from a wide variety of industries continued rising.
The healthcare sector also detracted from the Index’s performance, driven by the biotechnology industry. Manufacturers of COVID-19 vaccines declined as the Omicron variant subsided, and investors grew concerned about the revenue outlook for the vaccines. The communication services sector also detracted, amid declining advertising revenue for interactive media and services firms, while entertainment companies faced reduced consumer discretionary spending. On the upside, the energy sector contributed to the
Index’s performance as surging oil and gas prices drove growth in the oil, gas, and consumable fuels industry.
In terms of relative performance, the Index underperformed the broader market for the reporting period, as measured by the MSCI USA Index. As the Fed began raising interest rates, in the middle of the reporting period, overweight positions in the financials and information technology sectors and a tilt toward growth-oriented stocks detracted considerably from relative performance. During the last two months of the reporting period, underweight positions in the information technology and consumer discretionary sectors and an overweight in the energy sector all detracted from relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Health Care ................................... 29.7%
Energy ....................................... 19.7
Consumer Staples ............................... 17.2
Information Technology ............................ 10.2
Financials ..................................... 7.0
Utilities ....................................... 4.7
Industrials ..................................... 4.0
Materials ..................................... 2.9
Real Estate .................................... 2.7
Consumer Discretionary ........................... 1.8
Communication Services ........................... 0.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 5.8%
Exxon Mobil Corp. ............................... 5.2
UnitedHealth Group, Inc. ........................... 4.9
Chevron Corp. .................................. 4.6
Johnson & Johnson .............................. 4.4
Berkshire Hathaway, Inc., Class B .................... 4.1
Procter & Gamble Co. (The) ........................ 3.9
Eli Lilly & Co. .................................. 3.8
AbbVie, Inc. ................................... 3.5
Costco Wholesale Corp. ........................... 3.3
aaa aa

iShares
®
MSCI USA Quality Factor ETF
7
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was July 16, 2013. The first day of secondary market trading was July 18, 2013.
Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI
USA Sector Neutral Quality Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................................. (10.09) % 12.00% 12.19% (10.09) % 76.20% 182.90%
Fund Market ...............................
(10.07) 12.00 12.19 – % (10.07) 76.23 183.07
Index .................................... (9.96) 12.19 12.38 (9.96) 77.76 187.20
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 905.90  $ 0.71  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
MSCI USA Quality Factor ETF
8
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. stocks of companies with quality characteristics declined substantially for the reporting period. The consumer discretionary sector detracted the most from the Index’s return amid historically high inflation and slow real wage growth. In this environment, consumer spending on nonessential purchases declined, weighing heavily on the consumer durables industries. Additionally, ongoing supply chain disruptions led to production shortfalls and increased costs for inputs and shipping, reducing profits.
Recurring lockdowns in China, due to outbreaks of COVID-19, coupled with the increasing strength of the U.S. dollar negatively impacted foreign sales. Sales on e-commerce platforms declined due to reduced demand for goods consumers acquired during the pandemic and a return to in-person shopping as restrictions eased.
The communication services sector also detracted significantly from the Index’s return. In the interactive media and services industry, demand for digital advertisements slowed considerably amid the broader global economic slowdown and rising inflation, leading to reduced prices for online advertisements and declining revenues. Interactive media and services companies were also challenged by increased competition for digital advertising and new privacy rules that allow users to limit targeted advertisements on mobile devices.
The information technology sector detracted modestly from the Index’s return. As businesses returned to in-person work amid easing restrictions, growth in demand digital document software slowed sharply. The Russian invasion of Ukraine led to the suspension of operations in Russia and its allies, reducing software sales.
On the upside, the energy sector contributed to the Index’s return. In the oil, gas, and consumable fuels industry, demand for oil recovered while global supply diminished amid sanctions imposed on Russia, lifting prices and profits.
In terms of relative performance, the Index underperformed the broader market as represented by the MSCI USA Index. In the increasing interest rate environment which characterized the reporting period, investors shifted from growth companies to value-oriented companies. As the quality factor favors growth companies, the fund underperformed the broader market amid this shift. Overweight positions in the textiles, apparel, and luxury goods industry and the interactive media and services industry detracted from relative performance. Conversely, an overweight to the pharmaceuticals industry and an underweight position in the internet and direct marketing industry contributed to relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.0%
Health Care ................................... 14.4
Financials ..................................... 11.0
Consumer Discretionary ........................... 10.9
Communication Services ........................... 8.3
Industrials ..................................... 7.9
Consumer Staples ............................... 7.0
Energy ....................................... 4.2
Real Estate .................................... 3.1
Utilities ....................................... 2.7
Materials ..................................... 2.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
S&P Global, Inc. ................................ 4.4%
Apple, Inc. .................................... 3.7
Johnson & Johnson .............................. 3.7
Nike, Inc., Class B ............................... 3.6
Microsoft Corp. ................................. 3.5
Eli Lilly & Co. .................................. 3.0
NVIDIA Corp. .................................. 2.9
Meta Platforms, Inc., Class A ........................ 2.9
Mastercard , Inc., Class A ........................... 2.5
Visa, Inc., Class A ............................... 2.3
aaa aa

iShares
®
MSCI USA Size Factor ETF
9
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index
.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through December 2, 2018 reflects the performance of the MSCI USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI USA Low Size Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................................. (7.35) % 10.59% 11.65% (7.35) % 65.41% 178.53%
Fund Market ...............................
(7.37) 10.57 11.65 – % (7.37) 65.30 178.49
Index .................................... (7.25) 10.74 11.81 (7.25) 66.57 182.13
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 933.10  $ 0.72  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
MSCI USA Size Factor ETF
10
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. large- and mid-capitalization companies with smaller average market capitalizations declined significantly for the reporting period. The consumer discretionary sector detracted the most driven by the specialty retail industry. Rising inflation reduced consumer spending, especially among lower-income shoppers, and rising interest rates increased the cost of financing automobiles, negatively impacting car sales. In the consumer services industry, despite strong revenues, companies declined amid rising expenses and increased competition. The consumer durables industry also detracted as people returned to exercising at gyms, lowering demand for home fitness equipment and sharply reducing sales.
The information technology sector also detracted significantly from the Index’s return. In the application software industry, growth in demand for digital signatures slowed sharply as businesses returned to in-person work in 2022. Despite rising revenues, digital document management companies declined as relatively high valuations led investors to closely scrutinize earnings. Competition for online video collaboration solutions increased, and demand for teleconferencing software decreased. Additionally, in the IT services industry, revenue growth slowed and costs rose amid increased competition for communications platforms as a service, weighing heavily on profits.
The communication services sector also detracted from the Index’s return as demand for digital advertisements slowed considerably in the interactive media and services industry. Amid the global economic slowdown and rising inflation, prices for online advertisement decreased and sales revenues declined. Stocks in the cable and satellite industry also detracted as subscriber growth slowed and competition for home telecommunications connections increased, including from new technologies such as fiberoptics.
On the upside, the energy sector contributed to the Index’s return. As pandemic-related travel restrictions eased, demand for oil increased. Additionally, global supply diminished amid sanctions imposed on Russia following the invasion of Ukraine, bolstering prices and profits in the energy industry.
In terms of relative performance, the Index marginally underperformed the broader market, as represented by the MSCI USA Index. Rising inflation and interest rate increases by the Fed negatively impacted the fund’s low size factor, which typically does not perform well during economic downturns. An underweight allocation to the technology hardware, storage, and peripherals industry detracted from relative performance. Conversely, underweight positions in the interactive media and services and the internet and direct marketing retail industries contributed to relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 19.1%
Industrials ..................................... 13.6
Financials ..................................... 13.4
Health Care ................................... 12.5
Consumer Discretionary ........................... 10.9
Real Estate .................................... 6.1
Communication Services ........................... 5.4
Consumer Staples ............................... 5.3
Utilities ....................................... 5.1
Materials ..................................... 5.1
Energy ....................................... 3.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Enphase Energy, Inc. ............................. 0.3%
Chewy, Inc., Class A .............................. 0.2
SolarEdge Technologies, Inc. ........................ 0.2
Veeva Systems, Inc., Class A ........................ 0.2
Etsy, Inc. ..................................... 0.2
Plug Power, Inc. ................................ 0.2
Erie Indemnity Co., Class A, NVS ..................... 0.2
Insulet Corp. ................................... 0.2
MongoDB, Inc. ................................. 0.2
Rockwell Automation, Inc. .......................... 0.2
aaa aa

iShares
®
MSCI USA Value Factor ETF
11
Fund Summary
Fund Summary
as of July 31, 2022
Investment Objective
The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................................. (5.48) % 7.81% 9.76% (5.48) % 45.64% 137.62%
Fund Market ...............................
(5.54) 7.80 9.76 – % (5.54) 45.56 137.55
Index .................................... (5.33) 7.96 9.93 (5.33) 46.68 140.95
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 905.10  $ 0.71  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2022 (continued)
iShares
®
MSCI USA Value Factor ETF
12
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. stocks with value characteristics declined moderately for the reporting period, while outperforming the broad market. The information technology sector detracted the most from the Index’s return as businesses and consumers reduced technology purchases amid rising inflation and slowing global economic growth. In the semiconductors and semiconductor equipment industry, a lack of manufacturing capacity due to pandemic-related disruptions extended the global chip shortage. Revenues declined amid declining consumer demand for telecommuting as the easing of pandemic-related restrictions reduced remote work and learning. Supply chain difficulties, exacerbated by the
Russian invasion of Ukraine and additional pandemic-related restrictions in China, led to decreased sales of the processors used in laptops and desktops. Reduced demand for smartphones, especially in China, also weighed on revenues.
The consumer discretionary sector also detracted significantly from the Index’s return. In the automobile manufacturers industry, despite strong demand, the ongoing shortage of semiconductors led to factory closures, driving a decrease in production and sales. Ongoing supply chain disruptions led to parts shortages and shipping delays, further decreasing inventories. Rising interest rates and the Fed’s tighter monetary policy increased the cost of automobile loans. Similarly, in the homebuilding industry, rising mortgage rates and construction costs led to declining home sales.
On the upside, the healthcare and energy sectors contributed to the Index’s return. The healthcare services industry benefited from increased in-store retail traffic as pandemic-related restrictions eased. Insurance companies were supported by declining expenditures related to the easing of the coronavirus pandemic and increasing enrollment in healthcare plans. Revenues in the managed healthcare industry grew, similarly benefiting from increased plan enrollment. The pharmaceuticals industry showed strength due to the introduction of new treatments for COVID-19. In the energy industry, as pandemic-related travel restrictions eased, demand for oil increased. Additionally, the global supply of oil diminished amid sanctions imposed following the Russian invasion of Ukraine, bolstering prices and profits.
In terms of relative performance, the Index marginally outperformed the broader market, as represented by the MSCI USA Index. During the reporting period, the Fed increased interest rates to counter rising inflation. Value stocks, which have lower interest rate sensitivity and shorter dated cash flows, outperformed the broader market amid these inflationary tailwinds. An underweight position to the interactive media and services industry contributed to relative performance. Conversely, an underweight allocation to the technology hardware, storage, and peripherals industry detracted from relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 26.7%
Health Care ................................... 14.7
Consumer Discretionary ........................... 11.6
Financials ..................................... 11.0
Industrials ..................................... 8.4
Communication Services ........................... 8.2
Consumer Staples ............................... 6.2
Energy ....................................... 4.4
Real Estate .................................... 3.1
Utilities ....................................... 3.1
Materials ..................................... 2.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
AT&T, Inc. ..................................... 5.1%
Intel Corp. .................................... 4.7
Pfizer, Inc. .................................... 3.2
Cisco Systems, Inc. .............................. 3.2
Ford Motor Co. ................................. 3.0
Micron Technology, Inc. ............................ 2.9
General Motors Co. .............................. 2.8
International Business Machines Corp. ................. 2.6
Citigroup, Inc. .................................. 2.1
AbbVie, Inc. ................................... 2.1
aaa aa

About Fund Performance
13
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
July 31, 2022
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
14
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
General Dynamics Corp. ..................... 252,566 $ 57,249,135
Lockheed Martin Corp. ...................... 282,308 116,821,874
Northrop Grumman Corp. .................... 181,628 86,981,649
261,052,658
a
Beverages  —  5 .2%
Coca-Cola Co. (The) ....................... 4,310,333 276,594,069
Molson Coors Beverage Co. , Class B ............ 146,222 8,736,765
PepsiCo, Inc. ............................ 1,330,264 232,742,989
518,073,823
a
Biotechnology  —  5 .2%
AbbVie, Inc. ............................. 2,461,169 353,202,363
Regeneron Pharmaceuticals, Inc.
(a)
.............. 107,561 62,567,158
Vertex Pharmaceuticals, Inc.
(a) (b)
................ 389,453 109,206,516
524,976,037
a
Capital Markets  —  0 .4%
FactSet Research Systems, Inc.
(b)
.............. 25,134 10,799,577
LPL Financial Holdings, Inc.
(b)
................. 67,642 14,199,409
Raymond James Financial, Inc.
(b)
............... 126,490 12,455,470
37,454,456
a
Chemicals  —  1 .3%
CF Industries Holdings, Inc. ................... 368,737 35,210,696
Corteva, Inc. ............................. 767,643 44,177,855
FMC Corp. .............................. 146,293 16,253,152
Mosaic Co. (The) .......................... 521,177 27,445,181
Westlake Corp.
(b)
.......................... 41,710 4,060,051
127,146,935
a
Commercial Services & Supplies  —  1 .2%
Republic Services, Inc. ...................... 207,162 28,725,083
Waste Connections, Inc. ..................... 208,087 27,752,563
Waste Management, Inc.
(b)
................... 368,107 60,575,688
117,053,334
a
Communications Equipment  —  0 .4%
Arista Networks, Inc.
(a) (b)
..................... 264,386 30,835,339
Juniper Networks, Inc. ...................... 304,329 8,530,342
39,365,681
a
Containers & Packaging  —  0 .2%
Packaging Corp. of America .................. 85,573 12,032,419
Sealed Air Corp. .......................... 141,931 8,674,823
20,707,242
a
Diversified Financial Services  —  4 .0%
Berkshire Hathaway, Inc. , Class B
(a)
............. 1,348,063 405,227,738
a
Electric Utilities  —  2 .4%
American Electric Power Co., Inc. ............... 469,226 46,246,915
Edison International ........................ 320,134 21,695,481
Entergy Corp. ............................ 168,563 19,406,658
Exelon Corp. ............................. 1,380,781 64,192,509
FirstEnergy Corp. ......................... 463,972 19,069,249
Southern Co. (The) ........................ 974,673 74,942,607
245,553,419
a
Energy Equipment & Services  —  1 .1%
Baker Hughes Co. ......................... 1,069,017 27,463,047
Halliburton Co. ........................... 1,149,719 33,686,767
Schlumberger NV ......................... 1,433,110 53,068,063
114,217,877
a
Security Shares Value
a
Entertainment  —  0 .1%
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
................................ 194,796 $ 13,201,325
a
Equity Real Estate Investment Trusts (REITs)  —  2 .7%
Camden Property Trust ...................... 80,619 11,375,341
Extra Space Storage, Inc.
(b)
................... 109,944 20,836,587
Host Hotels & Resorts, Inc. ................... 599,805 10,682,527
Iron Mountain, Inc. ......................... 317,568 15,398,873
Mid-America Apartment Communities, Inc.
(b)
........ 88,078 16,358,727
Prologis, Inc. ............................. 801,154 106,200,974
Public Storage ............................ 183,537 59,908,312
Welltower, Inc. ............................ 358,777 30,976,806
271,738,147
a
Food & Staples Retailing  —  3 .8%
Costco Wholesale Corp. ..................... 604,303 327,109,214
Kroger Co. (The) .......................... 1,091,610 50,694,368
377,803,582
a
Food Products  —  3 .3%
Archer-Daniels-Midland Co. ................... 932,106 77,150,414
Bunge Ltd. .............................. 168,698 15,575,886
Campbell Soup Co. ........................ 173,533 8,563,854
General Mills, Inc. ......................... 669,862 50,098,979
Hershey Co. (The) ......................... 234,319 53,415,359
Hormel Foods Corp.
(b)
....................... 382,620 18,878,471
JM Smucker Co. (The) ...................... 90,784 12,012,539
Kellogg Co. .............................. 234,434 17,329,361
Kraft Heinz Co. (The) ....................... 621,335 22,883,768
McCormick & Co., Inc. , NVS .................. 293,811 25,664,391
Tyson Foods, Inc. , Class A ................... 291,406 25,646,642
327,219,664
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ........................ 140,791 17,090,619
a
Health Care Providers & Services  —  9 .0%
AmerisourceBergen Corp. .................... 195,341 28,506,112
Centene Corp.
(a) (b)
......................... 550,327 51,163,901
CVS Health Corp. ......................... 1,257,861 120,352,141
Elevance Health, Inc. ....................... 244,761 116,775,473
McKesson Corp. .......................... 266,458 91,016,724
UnitedHealth Group, Inc. ..................... 912,198 494,721,463
902,535,814
a
Hotels, Restaurants & Leisure  —  0 .3%
Hilton Worldwide Holdings, Inc. ................ 230,681 29,543,316
a
Household Products  —  4 .1%
Church & Dwight Co., Inc. .................... 236,361 20,792,677
Procter & Gamble Co. (The)
(b)
................. 2,789,233 387,452,356
408,245,033
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Vistra Corp. ............................. 566,855 14,653,202
a
Insurance  —  2 .6%
Alleghany Corp.
(a) (b)
........................ 14,579 12,209,621
Arthur J Gallagher & Co.
(b)
.................... 161,761 28,953,601
Assurant, Inc. ............................ 42,715 7,508,443
Chubb Ltd.
(b)
............................. 358,921 67,706,858
Loews Corp. ............................. 181,940 10,598,005
Marsh & McLennan Companies, Inc. ............. 379,866 62,282,829
Progressive Corp. (The) ..................... 489,702 56,345,112

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2022
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Insurance (continued)
W R Berkley Corp. ......................... 243,310 $ 15,214,174
260,818,643
a
IT Services  —  0 .7%
Gartner, Inc.
(a) (b)
........................... 69,704 18,505,018
Jack Henry & Associates, Inc.
(b)
................ 69,865 14,515,851
Paychex, Inc. ............................ 306,050 39,260,094
72,280,963
a
Metals & Mining  —  1 .4%
Alcoa Corp. .............................. 231,561 11,784,139
Cleveland-Cliffs, Inc.
(a) (b)
..................... 422,595 7,484,157
Newmont Corp. ........................... 878,466 39,776,941
Nucor Corp.
(b)
............................ 453,646 61,605,127
Steel Dynamics, Inc.
(b)
...................... 249,706 19,447,103
140,097,467
a
Multiline Retail  —  1 .0%
Dollar General Corp. ....................... 187,804 46,656,148
Dollar Tree, Inc.
(a)
.......................... 343,504 56,801,821
103,457,969
a
Multi-Utilities  —  1 .9%
Ameren Corp. ............................ 216,607 20,170,444
CenterPoint Energy, Inc. ..................... 584,115 18,510,604
CMS Energy Corp. ......................... 243,851 16,759,879
Consolidated Edison, Inc. .................... 431,148 42,800,062
DTE Energy Co. .......................... 171,001 22,281,430
NiSource, Inc. ............................ 385,105 11,707,192
Sempra Energy ........................... 333,801 55,344,206
187,573,817
a
Oil, Gas & Consumable Fuels  —  18 .5%
APA Corp. .............................. 456,513 16,968,588
Cheniere Energy, Inc. ....................... 373,425 55,856,912
Chevron Corp. ............................ 2,826,916 462,992,302
ConocoPhillips ........................... 1,916,560 186,730,441
Coterra Energy, Inc. ........................ 1,182,067 36,159,430
Devon Energy Corp. ........................ 1,013,617 63,705,828
Diamondback Energy, Inc. .................... 158,507 20,292,066
EOG Resources, Inc. ....................... 678,995 75,517,824
EQT Corp. .............................. 570,072 25,100,270
Exxon Mobil Corp. ......................... 5,339,512 517,558,898
Hess Corp. .............................. 286,077 32,175,080
Marathon Oil Corp. ......................... 1,168,306 28,973,989
Marathon Petroleum Corp. ................... 661,993 60,678,278
Occidental Petroleum Corp.
(b)
.................. 1,335,110 87,783,483
Pioneer Natural Resources Co. ................ 266,403 63,124,191
Targa Resources Corp. ...................... 292,138 20,189,657
Valero Energy Corp. ........................ 507,097 56,171,135
Williams Companies, Inc. (The) ................ 1,441,464 49,139,508
1,859,117,880
a
Pharmaceuticals  —  15 .3%
Bristol-Myers Squibb Co. ..................... 2,888,673 213,126,294
Eli Lilly & Co. ............................ 1,138,314 375,290,743
Johnson & Johnson ........................ 2,504,558 437,095,462
Merck & Co., Inc. .......................... 2,356,978 210,572,415
Pfizer, Inc. .............................. 6,021,624 304,152,228
1,540,237,142
a
Semiconductors & Semiconductor Equipment  —  2 .1%
Broadcom, Inc. ........................... 343,598 183,989,857
ON Semiconductor Corp.
(a) (b)
.................. 367,650 24,551,667
208,541,524
a
Security Shares Value
a
Software  —  0 .9%
Fortinet, Inc.
(a) (b)
........................... 526,041 $ 31,378,346
Palo Alto Networks, Inc.
(a) (b)
................... 117,341 58,564,893
89,943,239
a
Specialty Retail  —  0 .5%
AutoZone, Inc.
(a)
.......................... 21,078 45,051,906
a
Technology Hardware, Storage & Peripherals  —  6 .0%
Apple, Inc. .............................. 3,543,074 575,784,956
HP, Inc. ................................ 878,112 29,320,159
605,105,115
a
Tobacco  —  0 .9%
Altria Group, Inc. .......................... 2,095,876 91,925,121
a
Trading Companies & Distributors  —  0 .2%
WW Grainger, Inc. ......................... 38,571 20,964,496
a
Total Long-Term Investments — 99.6%
(Cost: $ 9,946,959,558 ) ............................... 9,997,975,184
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 96,853,224 96,853,224
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 26,127,531 26,127,531
a
Total Short-Term Securities — 1.2%
(Cost: $ 122,966,558 ) ................................ 122,980,755
Total Investments — 100.8%
(Cost: $ 10,069,926,116 ) .............................. 10,120,955,939
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (79,101,056)
Net Assets — 100.0% ................................. $ 10,041,854,883
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Momentum Factor ETF
16
2022
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 116,460,162 $ — $ (19,524,933)
(a)
$ (49,468) $ (32,537) $ 96,853,224 96,853,224 $ 350,200
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 23,140,000 2,987,531
(a)
— — — 26,127,531 26,127,531 57,064 —
BlackRock, Inc.
(c)
. 177,471,544 73,615,701 (217,274,134) 5,664,399 (39,477,510) — — 2,500,355 —
$ 5,614,931 $ (39,510,047)
$ 122,980,755
$ 2,907,619 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 209 09/16/22 $ 43,195 $ 2,533,628
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,533,628 $ — $ — $ — $ 2,533,628
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,420,804 $ — $ — $ — $ 2,420,804
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 1,521,125 $ — $ — $ — $ 1,521,125

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2022
17
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 32,763,385
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 9,997,975,184 $ — $ — $ 9,997,975,184
Short-Term Securities
Money Market Funds .......................................... 122,980,755 — — 122,980,755
$ 10,120,955,939 $ — $ — $ 10,120,955,939
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 2,533,628 $ — $ — $ 2,533,628
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2022
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
18
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.5%
Lockheed Martin Corp. ...................... 725,521 $ 300,227,845
a
Air Freight & Logistics  — 2.1%
CH Robinson Worldwide, Inc. ................. 276,978 30,661,465
Expeditors International of Washington, Inc. ........ 481,602 51,170,212
United Parcel Service, Inc., Class B ............. 1,782,575 347,406,042
429,237,719
a
Beverages  — 2.8%
Brown-Forman Corp., Class B, NVS ............. 485,375 36,024,532
Coca-Cola Co. (The) ....................... 7,127,809 457,391,504
Monster Beverage Corp.
(a)
.................... 821,678 81,855,562
575,271,598
a
Biotechnology  — 1.1%
Regeneron Pharmaceuticals, Inc.
(a)
.............. 218,760 127,250,504
Vertex Pharmaceuticals, Inc.
(a)
................. 357,212 100,165,817
227,416,321
a
Building Products  — 0.2%
A O Smith Corp. .......................... 315,212 19,943,463
Allegion PLC ............................. 240,022 25,370,326
45,313,789
a
Capital Markets  — 10.6%
Ameriprise Financial, Inc. .................... 612,091 165,215,603
Blackstone, Inc., NVS ....................... 3,839,696 391,917,771
Coinbase Global, Inc., Class A
(a)(b)
............... 1,102,846 69,435,184
FactSet Research Systems, Inc. ................ 191,971 82,486,099
MarketAxess Holdings, Inc. ................... 190,033 51,457,136
Moody's Corp.
(b)
........................... 961,239 298,224,400
S&P Global, Inc.
(b)
......................... 2,342,695 883,032,026
SEI Investments Co. ........................ 630,310 34,893,961
T Rowe Price Group, Inc. .................... 1,344,576 166,014,799
2,142,676,979
a
Chemicals  — 0.9%
Celanese Corp.
(b)
.......................... 594,699 69,883,080
LyondellBasell Industries NV, Class A ............ 1,331,220 118,638,326
188,521,406
a
Commercial Services & Supplies  — 0.9%
Cintas Corp. ............................. 213,107 90,674,898
Copart, Inc.
(a)(b)
........................... 503,561 64,506,164
Rollins, Inc. .............................. 512,351 19,761,378
174,942,440
a
Communications Equipment  — 1.3%
Arista Networks, Inc.
(a)
...................... 284,080 33,132,250
Cisco Systems, Inc. ........................ 5,260,932 238,688,485
271,820,735
a
Distributors  — 0.4%
Pool Corp.
(b)
............................. 242,045 86,579,496
a
Electric Utilities  — 1.2%
NRG Energy, Inc. .......................... 6,529,994 246,507,273
a
Electrical Equipment  — 0.2%
Generac Holdings, Inc.
(a)(b)
.................... 131,142 35,185,399
a
Energy Equipment & Services  — 1.0%
Schlumberger NV ......................... 5,217,704 193,211,579
a
Security Shares Value
a
Entertainment  — 1.5%
Activision Blizzard, Inc. ...................... 1,060,869 $ 84,816,477
Electronic Arts, Inc.
(b)
....................... 350,196 45,956,221
Netflix, Inc.
(a)
............................. 613,477 137,970,977
Take-Two Interactive Software, Inc.
(a)
............. 226,793 30,102,235
298,845,910
a
Equity Real Estate Investment Trusts (REITs)  — 2.8%
AvalonBay Communities, Inc. ................. 174,281 37,285,677
Duke Realty Corp. ......................... 545,720 34,140,243
Equity Residential ......................... 525,430 41,188,458
Essex Property Trust, Inc.
(b)
................... 75,746 21,703,501
Kimco Realty Corp.
(b)
....................... 747,406 16,525,147
Mid-America Apartment Communities, Inc. ......... 128,352 23,838,817
Prologis, Inc.
(b)
............................ 1,020,660 135,298,690
Public Storage
(b)
.......................... 304,352 99,343,536
Realty Income Corp. ........................ 726,893 53,782,813
VICI Properties, Inc.
(b)
....................... 1,486,806 50,833,897
Weyerhaeuser Co. ......................... 1,279,206 46,460,762
560,401,541
a
Food & Staples Retailing  — 2.2%
Costco Wholesale Corp. ..................... 839,088 454,198,334
a
Food Products  — 0.7%
Hershey Co. (The) ......................... 471,021 107,373,947
Tyson Foods, Inc., Class A ................... 504,699 44,418,559
151,792,506
a
Gas Utilities  — 1.5%
Atmos Energy Corp. ........................ 2,432,010 295,221,694
a
Health Care Equipment & Supplies  — 1.1%
ABIOMED, Inc.
(a)
.......................... 58,355 17,098,598
Edwards Lifesciences Corp.
(a)(b)
................ 998,457 100,384,867
Hologic, Inc.
(a)
............................ 342,575 24,453,003
IDEXX Laboratories, Inc.
(a)
.................... 218,470 87,208,855
229,145,323
a
Health Care Providers & Services  — 0.3%
Cardinal Health, Inc. ........................ 392,095 23,353,178
Henry Schein, Inc.
(a)(b)
....................... 176,566 13,918,698
Quest Diagnostics, Inc. ...................... 169,909 23,204,472
60,476,348
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
................ 189,999 42,479,976
a
Household Durables  — 1.7%
DR Horton, Inc. ........................... 1,720,315 134,236,180
Garmin Ltd. .............................. 751,777 73,388,471
NVR, Inc.
(a)
.............................. 18,041 79,255,917
PulteGroup, Inc. .......................... 1,278,931 55,786,970
342,667,538
a
Household Products  — 0.2%
Church & Dwight Co., Inc. .................... 415,985 36,594,200
a
Industrial Conglomerates  — 0.9%
3M Co. ................................. 1,245,544 178,411,723
a
Insurance  — 0.4%
Erie Indemnity Co., Class A, NVS
(b)
.............. 121,740 24,757,047
Fidelity National Financial, Inc. ................. 1,238,765 49,501,049
74,258,096
a

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2022
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Interactive Media & Services  — 6.5%
Alphabet, Inc., Class A
(a)
..................... 3,253,400 $ 378,435,488
Alphabet, Inc., Class C, NVS
(a)(b)
................ 3,073,712 358,517,768
Meta Platforms, Inc., Class A
(a)
................. 3,656,365 581,727,671
1,318,680,927
a
Internet & Direct Marketing Retail  — 0.3%
Etsy, Inc.
(a)(b)
............................. 550,833 57,132,399
a
IT Services  — 7.3%
Accenture PLC, Class A
(b)
.................... 843,497 258,329,391
Automatic Data Processing, Inc. ................ 671,544 161,922,689
Jack Henry & Associates, Inc.
(b)
................ 92,450 19,208,337
Mastercard, Inc., Class A
(b)
................... 1,431,620 506,492,840
Paychex, Inc. ............................ 479,098 61,458,692
Visa, Inc., Class A
(b)
........................ 2,210,921 468,958,453
1,476,370,402
a
Life Sciences Tools & Services  — 0.5%
Agilent Technologies, Inc.
(b)
................... 415,126 55,668,397
West Pharmaceutical Services, Inc. ............. 123,467 42,418,322
98,086,719
a
Machinery  — 1.0%
Illinois Tool Works, Inc.
(b)
..................... 942,416 195,796,348
a
Media  — 0.3%
Fox Corp., Class A, NVS ..................... 366,211 12,125,247
Fox Corp., Class B ......................... 171,878 5,311,030
Interpublic Group of Companies, Inc. (The) ........ 512,744 15,315,663
Omnicom Group, Inc. ....................... 280,761 19,608,348
52,360,288
a
Metals & Mining  — 1.6%
Cleveland-Cliffs, Inc.
(a)(b)
..................... 4,665,769 82,630,769
Nucor Corp.
(b)
............................ 1,236,544 167,922,675
Steel Dynamics, Inc.
(b)
...................... 875,466 68,181,292
318,734,736
a
Multiline Retail  — 2.1%
Target Corp. ............................. 2,664,707 435,359,830
a
Oil, Gas & Consumable Fuels  — 3.2%
Coterra Energy, Inc. ........................ 3,708,596 113,445,952
Devon Energy Corp. ........................ 2,635,156 165,619,554
Kinder Morgan, Inc. ........................ 8,810,411 158,499,294
Marathon Petroleum Corp. ................... 2,321,930 212,828,104
650,392,904
a
Personal Products  — 0.9%
Estee Lauder Companies, Inc. (The), Class A
(b)
...... 675,228 184,404,767
a
Pharmaceuticals  — 11.1%
Eli Lilly & Co. ............................ 1,826,489 602,175,158
Johnson & Johnson ........................ 4,278,983 746,768,113
Merck & Co., Inc. .......................... 3,871,347 345,866,141
Pfizer, Inc. .............................. 8,152,109 411,763,026
Zoetis, Inc. .............................. 745,143 136,025,855
2,242,598,293
a
Professional Services  — 0.1%
Robert Half International, Inc. .................. 295,276 23,368,143
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
.................. 673,200 57,639,384
a
Security Shares Value
a
Road & Rail  — 0.3%
Old Dominion Freight Line, Inc. ................ 231,872 $ 70,375,471
a
Semiconductors & Semiconductor Equipment  — 9.5%
Advanced Micro Devices, Inc.
(a)
................ 1,945,614 183,802,155
Applied Materials, Inc. ...................... 1,413,783 149,832,722
Intel Corp. .............................. 4,574,100 166,085,571
KLA Corp. ............................... 271,842 104,262,281
Lam Research Corp. ....................... 245,078 122,663,990
Monolithic Power Systems, Inc. ................ 50,545 23,489,272
NVIDIA Corp. ............................ 3,216,823 584,271,562
QUALCOMM, Inc. ......................... 1,879,900 272,698,294
Skyworks Solutions, Inc. ..................... 184,164 20,051,776
Teradyne, Inc.
(b)
........................... 235,387 23,748,194
Texas Instruments, Inc. ...................... 1,505,463 269,312,276
1,920,218,093
a
Software  — 6.1%
Adobe, Inc.
(a)
............................. 621,635 254,944,946
Cadence Design Systems, Inc.
(a)
............... 342,303 63,695,742
Fortinet, Inc.
(a)
............................ 1,013,800 60,473,170
Intuit, Inc.
(b)
.............................. 279,124 127,327,995
Microsoft Corp. ........................... 2,508,644 704,276,717
Paycom Software, Inc.
(a)
..................... 57,633 19,047,130
1,229,765,700
a
Specialty Retail  — 1.7%
Best Buy Co., Inc. ......................... 1,473,727 113,462,242
Tractor Supply Co. ......................... 553,354 105,956,224
Ulta Beauty, Inc.
(a)(b)
........................ 302,119 117,497,100
336,915,566
a
Technology Hardware, Storage & Peripherals  — 3.7%
Apple, Inc. .............................. 4,623,543 751,371,973
a
Textiles, Apparel & Luxury Goods  — 4.7%
Lululemon Athletica, Inc.
(a)
.................... 685,192 212,758,968
Nike, Inc., Class B
(b)
........................ 6,394,317 734,834,910
947,593,878
a
Trading Companies & Distributors  — 0.7%
Fastenal Co. ............................. 1,467,261 75,358,525
WW Grainger, Inc. ......................... 121,787 66,194,888
141,553,413
a
Total Long-Term Investments — 99.6%
(Cost: $19,488,438,498) .............................. 20,150,125,002
a
Short-Term Securities
Money Market Funds  —  1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.96%
(c)(d)(e)
............................ 234,874,715 234,874,715
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.84%
(c)(d)
............................. 60,070,750 60,070,750
a
Total Short-Term Securities — 1.4%
(Cost: $294,890,315) ................................ 294,945,465
Total Investments — 101.0%
(Cost: $19,783,328,813) .............................. 20,445,070,467
Liabilities in Excess of Other Assets — (1.0)% ............... (207,954,255)
Net Assets — 100.0% ................................. $ 20,237,116,212

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Quality Factor ETF
20
2022
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this se curity is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 14,398,626 $ 220,531,115
(a)
$ — $ (108,210) $ 53,184 $ 234,874,715 234,874,715 $ 465,233
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 52,210,000 7,860,750
(a)
— — — 60,070,750 60,070,750 111,131 —
BlackRock, Inc.
(c)
.. 687,148,110 204,205,061 (766,059,829) 91,267,063 (216,560,405) — — 9,241,025 —
$ 91,158,853 $ (216,507,221)
$ 294,945,465
$ 9,817,389 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 412 09/16/22 $ 85,150 $ 3,003,966
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,003,966 $ — $ — $ — $ 3,003,966
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2022
21
Schedule of Investments
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 94,820 $ — $ — $ — $ 94,820
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 1,102,336 $ — $ — $ — $ 1,102,336
Futures contracts
Average notional value of contracts — long ................................................................................... $ 62,246,018
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 20,150,125,002 $ — $ — $ 20,150,125,002
Short-Term Securities
Money Market Funds .......................................... 294,945,465 — — 294,945,465
$ 20,445,070,467 $ — $ — $ 20,445,070,467
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 3,003,966 $ — $ — $ 3,003,966
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2022
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
22
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.8%
Boeing Co. (The)
(a)(b)
........................ 4,072 $ 648,710
General Dynamics Corp. ..................... 2,390 541,741
HEICO Corp. ............................ 1,743 274,889
HEICO Corp., Class A ....................... 2,936 374,868
Howmet Aerospace, Inc. ..................... 16,559 614,836
Huntington Ingalls Industries, Inc. ............... 2,827 613,007
L3Harris Technologies, Inc. ................... 2,266 543,772
Lockheed Martin Corp. ...................... 1,192 493,262
Northrop Grumman Corp. .................... 1,155 553,129
Raytheon Technologies Corp. ................. 5,595 521,510
Textron, Inc. ............................. 8,839 580,192
TransDigm Group, Inc.
(a)
..................... 993 617,984
6,377,900
a
Air Freight & Logistics  — 0.7%
CH Robinson Worldwide, Inc. ................. 5,489 607,632
Expeditors International of Washington, Inc. ........ 5,293 562,381
FedEx Corp. ............................. 2,634 613,959
United Parcel Service, Inc., Class B ............. 3,006 585,840
2,369,812
a
Airlines  — 0.3%
Delta Air Lines, Inc.
(a)
....................... 13,775 438,045
Southwest Airlines Co.
(a)
..................... 12,388 472,231
910,276
a
Auto Components  — 0.5%
Aptiv PLC
(a)
.............................. 5,691 596,929
BorgWarner, Inc. .......................... 14,473 556,632
Lear Corp. .............................. 4,261 644,007
1,797,568
a
Automobiles  — 0.8%
Ford Motor Co. ........................... 40,865 600,307
General Motors Co.
(a)
....................... 14,529 526,822
Lucid Group, Inc.
(a)(b)
........................ 27,906 509,284
Rivian Automotive, Inc., Class A
(a)(b)
.............. 18,279 626,970
Tesla, Inc.
(a)
.............................. 667 594,597
2,857,980
a
Banks  — 2.8%
Bank of America Corp. ...................... 14,257 482,029
Citigroup, Inc. ............................ 10,279 533,480
Citizens Financial Group, Inc. ................. 14,519 551,286
Fifth Third Bancorp ........................ 15,179 517,907
First Citizens BancShares, Inc., Class A ........... 857 648,475
First Republic Bank ........................ 3,752 610,488
Huntington Bancshares, Inc. .................. 41,734 554,645
JPMorgan Chase & Co. ..................... 4,114 474,591
KeyCorp ................................ 29,915 547,445
M&T Bank Corp. .......................... 3,296 584,875
PNC Financial Services Group, Inc. (The) ......... 3,359 557,392
Regions Financial Corp. ..................... 27,359 579,464
Signature Bank ........................... 2,952 547,803
SVB Financial Group
(a)(b)
..................... 1,241 500,806
Truist Financial Corp. ....................... 11,301 570,361
U.S. Bancorp ............................ 10,515 496,308
Webster Financial Corp. ..................... 12,445 578,070
Wells Fargo & Co. ......................... 11,896 521,878
9,857,303
a
Beverages  — 1.2%
Brown-Forman Corp., Class B, NVS ............. 8,671 643,562
Coca-Cola Co. (The) ....................... 8,206 526,579
Security Shares Value
a
Beverages (continued)
Constellation Brands, Inc., Class A .............. 2,246 $ 553,212
Keurig Dr Pepper, Inc. ...................... 15,325 593,690
Molson Coors Beverage Co., Class B ............ 11,033 659,222
Monster Beverage Corp.
(a)
.................... 6,077 605,391
PepsiCo, Inc. ............................ 3,072 537,477
4,119,133
a
Biotechnology  — 2.2%
AbbVie, Inc. ............................. 3,242 465,259
Alnylam Pharmaceuticals, Inc.
(a)
................ 4,266 605,943
Amgen, Inc. ............................. 2,062 510,283
Biogen, Inc.
(a)
............................ 2,785 598,942
BioMarin Pharmaceutical, Inc.
(a)
................ 6,981 600,715
Exact Sciences Corp.
(a)(b)
..................... 10,460 471,746
Gilead Sciences, Inc. ....................... 8,154 487,202
Horizon Therapeutics PLC
(a)(b)
................. 6,100 506,117
Incyte Corp.
(a)
............................ 7,408 575,453
Moderna, Inc.
(a)
........................... 3,650 598,929
Neurocrine Biosciences, Inc.
(a)
................. 6,645 625,494
Regeneron Pharmaceuticals, Inc.
(a)
.............. 787 457,790
Seagen, Inc.
(a)
............................ 3,785 681,224
Vertex Pharmaceuticals, Inc.
(a)
................. 2,037 571,195
7,756,292
a
Building Products  — 1.5%
A O Smith Corp. .......................... 9,660 611,188
Allegion PLC ............................. 5,178 547,315
Carrier Global Corp. ........................ 14,310 579,984
Fortune Brands Home & Security, Inc. ............ 8,503 592,489
Johnson Controls International PLC ............. 10,265 553,386
Lennox International, Inc. .................... 2,757 660,384
Masco Corp. ............................. 10,295 570,137
Owens Corning ........................... 6,024 558,666
Trane Technologies PLC ..................... 4,099 602,512
5,276,061
a
Capital Markets  — 4.7%
Ameriprise Financial, Inc. .................... 2,116 571,151
Bank of New York Mellon Corp. (The) ............ 12,315 535,210
BlackRock, Inc.
(c)
.......................... 865 578,841
Blackstone, Inc., NVS ....................... 4,950 505,246
Carlyle Group, Inc. (The) ..................... 15,781 614,039
Cboe Global Markets, Inc. .................... 5,300 653,914
Charles Schwab Corp. (The) .................. 8,101 559,374
CME Group, Inc. .......................... 2,724 543,384
Coinbase Global, Inc., Class A
(a)(b)
............... 8,225 517,846
FactSet Research Systems, Inc. ................ 1,539 661,278
Franklin Resources, Inc. ..................... 22,160 608,292
Goldman Sachs Group, Inc. (The) .............. 1,655 551,760
Intercontinental Exchange, Inc. ................ 5,467 557,579
Invesco Ltd. ............................. 31,453 557,976
KKR & Co., Inc. ........................... 10,643 590,261
LPL Financial Holdings, Inc. ................... 3,191 669,855
MarketAxess Holdings, Inc. ................... 2,105 569,992
Moody's Corp. ............................ 1,856 575,824
Morgan Stanley ........................... 6,301 531,174
MSCI, Inc. .............................. 1,305 628,149
Nasdaq, Inc. ............................. 3,792 685,973
Northern Trust Corp. ........................ 5,331 531,927
Raymond James Financial, Inc. ................ 5,976 588,457
S&P Global, Inc. .......................... 1,530 576,703
SEI Investments Co. ........................ 10,312 570,872
State Street Corp. ......................... 8,207 583,025
T Rowe Price Group, Inc. .................... 4,484 553,639

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2022
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc., Class A ................ 8,594 $ 606,049
16,277,790
a
Chemicals  — 2.6%
Air Products and Chemicals, Inc. ............... 2,240 556,035
Albemarle Corp.
(b)
......................... 2,252 550,186
Celanese Corp. ........................... 3,669 431,144
CF Industries Holdings, Inc. ................... 5,427 518,224
Corteva, Inc. ............................. 8,972 516,339
Dow, Inc. ............................... 7,639 406,471
DuPont de Nemours, Inc. .................... 8,314 509,066
Eastman Chemical Co. ...................... 5,380 516,104
Ecolab, Inc. ............................. 3,347 552,824
FMC Corp. .............................. 4,553 505,838
International Flavors & Fragrances, Inc. ........... 4,147 514,435
Linde PLC
(b)
............................. 1,615 487,730
LyondellBasell Industries NV, Class A ............ 4,883 435,173
Mosaic Co. (The) .......................... 8,875 467,358
PPG Industries, Inc. ........................ 4,386 567,066
RPM International, Inc. ...................... 6,616 598,087
Sherwin-Williams Co. (The) ................... 2,001 484,122
Westlake Corp.
(b)
.......................... 4,254 414,084
9,030,286
a
Commercial Services & Supplies  — 1.0%
Cintas Corp. ............................. 1,482 630,576
Copart, Inc.
(a)(b)
........................... 4,872 624,103
Republic Services, Inc. ...................... 4,157 576,410
Rollins, Inc. .............................. 16,016 617,737
Waste Connections, Inc. ..................... 4,379 584,027
Waste Management, Inc. ..................... 3,406 560,492
3,593,345
a
Communications Equipment  — 0.8%
Arista Networks, Inc.
(a)
...................... 5,299 618,023
Cisco Systems, Inc. ........................ 11,925 541,037
F5, Inc.
(a)
............................... 3,625 606,680
Juniper Networks, Inc. ...................... 19,559 548,239
Motorola Solutions, Inc. ..................... 2,536 605,064
2,919,043
a
Construction & Engineering  — 0.2%
Quanta Services, Inc. ....................... 4,853 673,257
a
Construction Materials  — 0.3%
Martin Marietta Materials, Inc. ................. 1,681 591,847
Vulcan Materials Co. ....................... 3,395 561,295
1,153,142
a
Consumer Finance  — 0.8%
Ally Financial, Inc. ......................... 14,377 475,447
American Express Co. ...................... 3,297 507,804
Capital One Financial Corp. ................... 4,649 510,600
Discover Financial Services ................... 5,156 520,756
Synchrony Financial ........................ 16,872 564,875
Upstart Holdings, Inc.
(a)(b)
..................... 11,346 276,048
2,855,530
a
Containers & Packaging  — 1.3%
Amcor PLC .............................. 42,192 546,386
Avery Dennison Corp. ....................... 3,304 629,280
Ball Corp. ............................... 7,786 571,648
Crown Holdings, Inc. ....................... 5,507 559,952
International Paper Co. ...................... 11,461 490,187
Packaging Corp. of America .................. 3,681 517,585
Sealed Air Corp. .......................... 9,439 576,912
Security Shares Value
a
Containers & Packaging (continued)
Westrock Co. ............................ 12,429 $ 526,493
4,418,443
a
Distributors  — 0.5%
Genuine Parts Co. ......................... 4,147 633,952
LKQ Corp. .............................. 11,093 608,340
Pool Corp. .............................. 1,403 501,853
1,744,145
a
Diversified Financial Services  — 0.5%
Apollo Global Management, Inc. ................ 9,932 567,117
Berkshire Hathaway, Inc., Class B
(a)
............. 1,562 469,537
Equitable Holdings, Inc. ..................... 20,186 573,888
1,610,542
a
Diversified Telecommunication Services  — 0.6%
AT&T, Inc. ............................... 24,923 468,054
Liberty Global PLC, Class A
(a)
................. 7,848 170,772
Liberty Global PLC, Class C, NVS
(a)
............. 15,948 365,050
Lumen Technologies, Inc. .................... 49,066 534,329
Verizon Communications, Inc. ................. 10,124 467,627
2,005,832
a
Electric Utilities  — 2.5%
Alliant Energy Corp. ........................ 9,449 575,728
American Electric Power Co., Inc. ............... 5,307 523,058
Constellation Energy Corp. ................... 9,563 632,114
Duke Energy Corp. ........................ 4,724 519,309
Edison International ........................ 8,209 556,324
Entergy Corp. ............................ 4,685 539,384
Evergy, Inc. .............................. 8,276 564,920
Eversource Energy ........................ 5,997 529,055
Exelon Corp. ............................. 11,137 517,759
FirstEnergy Corp. ......................... 12,891 529,820
NextEra Energy, Inc. ....................... 7,160 604,949
NRG Energy, Inc. .......................... 12,111 457,190
PG&E Corp.
(a)(b)
........................... 44,657 484,975
PPL Corp. .............................. 18,622 541,528
Southern Co. (The) ........................ 7,038 541,152
Xcel Energy, Inc. .......................... 7,066 517,090
8,634,355
a
Electrical Equipment  — 1.3%
AMETEK, Inc. ............................ 4,617 570,199
Eaton Corp. PLC .......................... 3,848 571,005
Emerson Electric Co. ....................... 6,308 568,162
Generac Holdings, Inc.
(a)(b)
.................... 2,481 665,652
Plug Power, Inc.
(a)(b)
........................ 34,057 726,776
Rockwell Automation, Inc. .................... 2,732 697,425
Sensata Technologies Holding PLC ............. 12,847 571,306
4,370,525
a
Electronic Equipment, Instruments & Components  — 1.7%
Amphenol Corp., Class A .................... 7,843 604,931
Arrow Electronics, Inc.
(a)
..................... 4,614 591,376
CDW Corp. .............................. 3,357 609,396
Cognex Corp. ............................ 11,982 610,842
Corning, Inc. ............................. 16,039 589,594
Keysight Technologies, Inc.
(a)
.................. 3,946 641,620
TE Connectivity Ltd. ........................ 4,322 577,981
Teledyne Technologies, Inc.
(a)
.................. 1,403 549,134
Trimble, Inc.
(a)
............................ 8,469 588,003
Zebra Technologies Corp., Class A
(a)
............. 1,695 606,284
5,969,161
a

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
24
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Energy Equipment & Services  — 0.4%
Baker Hughes Co. ......................... 15,283 $ 392,620
Halliburton Co. ........................... 14,833 434,607
Schlumberger NV ......................... 12,789 473,577
1,300,804
a
Entertainment  — 1.8%
Activision Blizzard, Inc. ...................... 6,705 536,065
AMC Entertainment Holdings, Inc., Class A
(a)(b)
...... 43,779 637,422
Electronic Arts, Inc. ........................ 4,095 537,387
Liberty Media Corp.-Liberty Formula One, Class C,
NVS
(a)
................................ 9,054 613,589
Live Nation Entertainment, Inc.
(a)
............... 6,044 568,075
Netflix, Inc.
(a)
............................. 2,813 632,644
Roblox Corp., Class A
(a)(b)
.................... 15,920 683,446
Roku, Inc.
(a)(b)
............................ 5,740 376,085
Take-Two Interactive Software, Inc.
(a)
............. 4,559 605,116
Walt Disney Co. (The)
(a)
..................... 4,833 512,781
Warner Bros Discovery, Inc.
(a)
................. 30,305 454,575
6,157,185
a
Equity Real Estate Investment Trusts (REITs)  — 5.8%
Alexandria Real Estate Equities, Inc. ............. 3,426 567,962
American Homes 4 Rent, Class A ............... 15,329 580,662
American Tower Corp. ...................... 2,187 592,305
AvalonBay Communities, Inc. ................. 2,698 577,210
Boston Properties, Inc. ...................... 5,229 476,676
Camden Property Trust ...................... 4,008 565,529
Crown Castle, Inc. ......................... 2,898 523,553
Digital Realty Trust, Inc. ..................... 4,173 552,714
Duke Realty Corp. ......................... 10,695 669,079
Equinix, Inc. ............................. 823 579,178
Equity LifeStyle Properties, Inc. ................ 7,859 577,794
Equity Residential ......................... 7,337 575,147
Essex Property Trust, Inc. .................... 1,943 556,728
Extra Space Storage, Inc. .................... 3,189 604,379
Healthcare Realty Trust, Inc. .................. 19,183 503,554
Healthpeak Properties, Inc. ................... 18,754 518,173
Host Hotels & Resorts, Inc. ................... 28,487 507,353
Invitation Homes, Inc. ....................... 15,220 594,037
Iron Mountain, Inc. ......................... 11,367 551,186
Kimco Realty Corp. ........................ 24,546 542,712
Medical Properties Trust, Inc. .................. 30,751 530,147
Mid-America Apartment Communities, Inc. ......... 3,146 584,307
Prologis, Inc. ............................. 4,291 568,815
Public Storage ............................ 1,692 552,286
Realty Income Corp. ........................ 7,897 584,299
Regency Centers Corp. ..................... 8,710 561,185
SBA Communications Corp. .................. 1,673 561,777
Simon Property Group, Inc. ................... 4,832 524,948
Sun Communities, Inc. ...................... 3,561 583,862
UDR, Inc. ............................... 11,945 578,138
Ventas, Inc. ............................. 9,681 520,644
VICI Properties, Inc. ........................ 18,367 627,968
Vornado Realty Trust ....................... 17,141 520,915
Welltower, Inc. ............................ 6,063 523,479
Weyerhaeuser Co. ......................... 14,212 516,180
WP Carey, Inc. ........................... 6,795 606,793
20,161,674
a
Food & Staples Retailing  — 0.8%
Costco Wholesale Corp. ..................... 1,180 638,734
Kroger Co. (The) .......................... 11,107 515,809
Sysco Corp. ............................. 6,700 568,830
Walgreens Boots Alliance, Inc. ................. 13,126 520,052
Security Shares Value
a
Food & Staples Retailing (continued)
Walmart, Inc. ............................. 4,078 $ 538,500
2,781,925
a
Food Products  — 2.1%
Archer-Daniels-Midland Co. ................... 6,282 519,961
Bunge Ltd. .............................. 4,996 461,281
Campbell Soup Co. ........................ 12,031 593,730
Conagra Brands, Inc. ....................... 17,379 594,536
General Mills, Inc.
(b)
........................ 8,012 599,217
Hershey Co. (The) ......................... 2,581 588,365
Hormel Foods Corp. ........................ 11,290 557,049
JM Smucker Co. (The) ...................... 4,385 580,223
Kellogg Co. .............................. 7,973 589,364
Kraft Heinz Co. (The) ....................... 13,658 503,024
McCormick & Co., Inc., NVS
(b)
................. 6,053 528,729
Mondelez International, Inc., Class A ............. 8,419 539,153
Tyson Foods, Inc., Class A ................... 6,371 560,712
7,215,344
a
Gas Utilities  — 0.3%
Atmos Energy Corp. ........................ 4,959 601,973
UGI Corp. ............................... 14,148 610,628
1,212,601
a
Health Care Equipment & Supplies  — 3.4%
Abbott Laboratories ........................ 4,428 481,944
ABIOMED, Inc.
(a)
.......................... 2,349 688,280
Align Technology, Inc.
(a)
...................... 1,988 558,568
Baxter International, Inc. ..................... 7,334 430,212
Becton Dickinson and Co. .................... 2,062 503,767
Boston Scientific Corp.
(a)
..................... 13,237 543,379
Cooper Companies, Inc. (The) ................. 1,619 529,413
Dentsply Sirona, Inc. ....................... 15,191 549,307
Dexcom, Inc.
(a)
........................... 6,794 557,652
Edwards Lifesciences Corp.
(a)
................. 5,534 556,388
Hologic, Inc.
(a)
............................ 6,997 499,446
IDEXX Laboratories, Inc.
(a)
.................... 1,471 587,194
Insulet Corp.
(a)(b)
........................... 2,854 707,221
Intuitive Surgical, Inc.
(a)
...................... 2,368 545,043
Masimo Corp.
(a)
........................... 4,025 581,934
Medtronic PLC ........................... 4,911 454,366
Novocure Ltd.
(a)
........................... 7,696 523,251
ResMed, Inc. ............................ 2,723 654,936
STERIS PLC ............................. 2,434 549,232
Stryker Corp. ............................ 2,231 479,107
Teleflex, Inc. ............................. 1,924 462,645
Zimmer Biomet Holdings, Inc. ................. 4,631 511,216
11,954,501
a
Health Care Providers & Services  — 2.5%
AmerisourceBergen Corp. .................... 3,585 523,159
Cardinal Health, Inc. ........................ 9,883 588,632
Centene Corp.
(a)
.......................... 6,370 592,219
Cigna Corp. ............................. 2,004 551,821
CVS Health Corp. ......................... 5,442 520,691
DaVita, Inc.
(a)(b)
........................... 5,989 504,034
Elevance Health, Inc. ....................... 1,053 502,386
HCA Healthcare, Inc. ....................... 2,564 544,645
Henry Schein, Inc.
(a)
........................ 6,747 531,866
Humana, Inc. ............................ 1,213 584,666
Laboratory Corp. of America Holdings ............ 2,204 577,867
McKesson Corp. .......................... 1,650 563,607
Molina Healthcare, Inc.
(a)
..................... 1,773 581,048
Quest Diagnostics, Inc. ...................... 3,926 536,174
UnitedHealth Group, Inc. ..................... 1,010 547,763

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2022
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B .......... 4,752 $ 534,457
8,785,035
a
Health Care Technology  — 0.4%
Teladoc Health, Inc.
(a)
....................... 17,619 649,260
Veeva Systems, Inc., Class A
(a)
................ 3,322 742,733
1,391,993
a
Hotels, Restaurants & Leisure  — 3.0%
Airbnb, Inc., Class A
(a)
....................... 4,542 504,071
Aramark ................................ 17,531 585,535
Booking Holdings, Inc.
(a)(b)
.................... 245 474,244
Caesars Entertainment, Inc.
(a)(b)
................ 11,547 527,582
Carnival Corp.
(a)(b)
.......................... 40,861 370,201
Chipotle Mexican Grill, Inc.
(a)
.................. 417 652,280
Darden Restaurants, Inc. .................... 4,731 588,962
Domino's Pizza, Inc. ........................ 1,658 650,118
Expedia Group, Inc.
(a)
....................... 4,324 458,560
Hilton Worldwide Holdings, Inc. ................ 4,043 517,787
Las Vegas Sands Corp.
(a)
.................... 16,239 612,048
Marriott International, Inc., Class A .............. 3,348 531,729
McDonald's Corp. ......................... 2,185 575,464
MGM Resorts International ................... 16,446 538,278
Royal Caribbean Cruises Ltd.
(a)
................ 9,617 372,274
Starbucks Corp. ........................... 7,163 607,279
Vail Resorts, Inc. .......................... 2,407 570,772
Wynn Resorts Ltd.
(a)
........................ 9,079 576,335
Yum! Brands, Inc. ......................... 4,870 596,770
10,310,289
a
Household Durables  — 1.3%
DR Horton, Inc. ........................... 8,154 636,257
Garmin Ltd. .............................. 5,423 529,393
Lennar Corp., Class A ....................... 7,491 636,735
Mohawk Industries, Inc.
(a)(b)
................... 4,060 521,629
Newell Brands, Inc. ........................ 28,739 580,815
NVR, Inc.
(a)
.............................. 134 588,675
PulteGroup, Inc. .......................... 13,470 587,562
Whirlpool Corp. ........................... 3,269 565,112
4,646,178
a
Household Products  — 0.8%
Church & Dwight Co., Inc. .................... 6,166 542,423
Clorox Co. (The) .......................... 3,973 563,530
Colgate-Palmolive Co. ...................... 6,931 545,747
Kimberly-Clark Corp. ....................... 4,089 538,889
Procter & Gamble Co. (The) .................. 3,440 477,851
2,668,440
a
Independent Power and Renewable Electricity Producers  — 0.3%
AES Corp. (The) .......................... 26,846 596,518
Vistra Corp. ............................. 21,379 552,647
1,149,165
a
Industrial Conglomerates  — 0.4%
3M Co. ................................. 3,502 501,626
General Electric Co. ........................ 6,802 502,736
Honeywell International, Inc. .................. 2,625 505,208
1,509,570
a
Insurance  — 4.4%
Aflac, Inc. ............................... 9,575 548,647
Alleghany Corp.
(a)
.......................... 671 561,949
Allstate Corp. (The) ........................ 4,237 495,602
American Financial Group, Inc. ................ 4,247 567,739
American International Group, Inc. .............. 9,097 470,952
Security Shares Value
a
Insurance (continued)
Aon PLC, Class A ......................... 1,959 $ 570,147
Arch Capital Group Ltd.
(a)
.................... 12,141 539,060
Arthur J Gallagher & Co. ..................... 3,444 616,442
Assurant, Inc. ............................ 3,274 575,504
Brown & Brown, Inc. ........................ 10,080 656,208
Chubb Ltd. .............................. 2,519 475,184
Cincinnati Financial Corp. .................... 4,448 432,968
Erie Indemnity Co., Class A, NVS ............... 3,489 709,523
Everest Re Group Ltd. ...................... 2,026 529,495
Fidelity National Financial, Inc. ................. 13,829 552,607
Globe Life, Inc. ........................... 6,003 604,682
Hartford Financial Services Group, Inc. (The) ....... 8,050 518,983
Lincoln National Corp. ...................... 10,701 549,389
Loews Corp. ............................. 8,762 510,387
Markel Corp.
(a)
............................ 404 524,045
Marsh & McLennan Companies, Inc. ............. 3,401 557,628
MetLife, Inc. ............................. 8,410 531,932
Principal Financial Group, Inc.
(b)
................ 7,851 525,546
Progressive Corp. (The) ..................... 4,710 541,933
Prudential Financial, Inc. ..................... 5,337 533,647
Travelers Companies, Inc. (The) ................ 3,125 495,938
W R Berkley Corp. ......................... 8,268 516,998
Willis Towers Watson PLC .................... 2,704 559,566
15,272,701
a
Interactive Media & Services  — 1.1%
Alphabet, Inc., Class A
(a)
..................... 2,140 248,925
Alphabet, Inc. , Class C, NVS
(a)
................. 1,980 230,947
IAC/InterActiveCorp.
(a)
...................... 7,017 480,665
Match Group, Inc.
(a)
........................ 7,268 532,817
Meta Platforms, Inc., Class A
(a)
................. 2,509 399,182
Pinterest, Inc., Class A
(a)
..................... 23,915 465,864
Snap, Inc., Class A, NVS
(a)
................... 22,939 226,637
Twitter, Inc.
(a)
............................. 14,399 599,142
ZoomInfo Technologies, Inc.
(a)
................. 13,720 519,851
3,704,030
a
Internet & Direct Marketing Retail  — 1.3%
Amazon.com, Inc.
(a)
........................ 4,355 587,707
Chewy, Inc., Class A
(a)(b)
..................... 22,498 873,147
DoorDash, Inc., Class A
(a)
.................... 8,119 566,300
eBay, Inc. ............................... 12,093 588,083
Etsy, Inc.
(a)
.............................. 7,098 736,205
MercadoLibre, Inc.
(a)(b)
....................... 665 541,117
Wayfair, Inc., Class A
(a)(b)
..................... 11,657 628,429
4,520,988
a
IT Services  — 4.6%
Accenture PLC, Class A ..................... 1,827 559,537
Affirm Holdings, Inc.
(a)(b)
...................... 22,215 596,251
Akamai Technologies, Inc.
(a)
................... 5,604 539,217
Automatic Data Processing, Inc. ................ 2,484 598,942
Block, Inc., Class A
(a)
....................... 6,045 459,783
Broadridge Financial Solutions, Inc. ............. 3,992 640,916
Cloudflare, Inc., Class A
(a)
.................... 9,472 476,631
Cognizant Technology Solutions Corp., Class A ...... 7,567 514,253
EPAM Systems, Inc.
(a)
....................... 1,678 586,041
Fidelity National Information Services, Inc. ......... 5,371 548,701
Fiserv, Inc.
(a)
............................. 5,521 583,459
FleetCor Technologies, Inc.
(a)
.................. 2,427 534,158
Gartner, Inc.
(a)
............................ 2,196 582,994
Global Payments, Inc. ...................... 4,433 542,245
GoDaddy, Inc., Class A
(a)
..................... 7,886 584,983
International Business Machines Corp. ........... 3,915 512,043
Jack Henry & Associates, Inc. ................. 3,123 648,866

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
26
2022
iShares Annual Report to Shareholders
Security Shares Value
a
IT Services (continued)
Mastercard, Inc., Class A ..................... 1,471 $ 520,425
MongoDB, Inc.
(a)(b)
......................... 2,250 703,058
Okta, Inc., Class A
(a)
........................ 6,711 660,698
Paychex, Inc. ............................ 4,568 585,983
PayPal Holdings, Inc.
(a)
...................... 6,316 546,523
Snowflake, Inc., Class A
(a)
.................... 3,605 540,426
SS&C Technologies Holdings, Inc. .............. 9,205 544,660
Twilio, Inc., Class A
(a)
....................... 5,389 456,987
VeriSign, Inc.
(a)
........................... 3,354 634,443
Visa, Inc., Class A ......................... 2,447 519,033
Western Union Co. (The) .................... 33,674 573,131
15,794,387
a
Leisure Products  — 0.3%
Hasbro, Inc. ............................. 6,416 505,067
Peloton Interactive, Inc., Class A
(a)(b)
............. 39,442 374,305
879,372
a
Life Sciences Tools & Services  — 2.2%
Agilent Technologies, Inc. .................... 4,351 583,469
Avantor, Inc.
(a)
............................ 17,609 511,013
Bio-Rad Laboratories, Inc., Class A
(a)(b)
........... 1,056 594,803
Bio-Techne Corp. .......................... 1,512 582,543
Charles River Laboratories International, Inc.
(a)
...... 2,412 604,303
Danaher Corp. ........................... 2,005 584,397
Illumina, Inc.
(a)
............................ 2,209 478,646
IQVIA Holdings, Inc.
(a)
....................... 2,635 633,111
Mettler-Toledo International, Inc.
(a)
.............. 438 591,182
PerkinElmer, Inc. .......................... 3,820 585,109
Thermo Fisher Scientific, Inc. .................. 900 538,569
Waters Corp.
(a)
........................... 1,686 613,755
West Pharmaceutical Services, Inc. ............. 1,800 618,408
7,519,308
a
Machinery  — 2.8%
Caterpillar, Inc. ........................... 2,462 488,091
Cummins, Inc. ............................ 2,662 589,127
Deere & Co. ............................. 1,396 479,079
Dover Corp. ............................. 4,227 565,065
Fortive Corp. ............................. 9,307 599,836
IDEX Corp. .............................. 3,026 631,678
Illinois Tool Works, Inc. ...................... 2,581 536,229
Ingersoll Rand, Inc. ........................ 12,385 616,773
Nordson Corp. ............................ 2,709 625,752
Otis Worldwide Corp. ....................... 7,374 576,426
PACCAR, Inc. ............................ 6,606 604,581
Parker-Hannifin Corp. ....................... 2,033 587,720
Pentair PLC ............................. 11,748 574,360
Snap-on, Inc. ............................ 2,598 582,082
Stanley Black & Decker, Inc. .................. 4,716 459,008
Westinghouse Air Brake Technologies Corp. ........ 6,329 591,572
Xylem, Inc. .............................. 6,750 621,202
9,728,581
a
Media  — 1.8%
Cable One, Inc.
(b)
.......................... 484 666,313
Charter Communications, Inc., Class A
(a)
.......... 1,085 468,828
Comcast Corp., Class A ..................... 11,862 445,062
DISH Network Corp., Class A
(a)
................ 27,289 474,010
Fox Corp., Class A, NVS ..................... 11,383 376,891
Fox Corp., Class B ......................... 5,365 165,779
Interpublic Group of Companies, Inc. (The) ........ 18,146 542,021
Liberty Broadband Corp., Class C, NVS
(a)
......... 4,629 504,237
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)(b)
.... 4,314 171,913
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS
(a)
. 9,479 377,454
Security Shares Value
a
Media (continued)
News Corp., Class A, NVS ................... 32,096 $ 550,125
Omnicom Group, Inc. ....................... 7,352 513,464
Paramount Global, Class B, NVS ............... 16,924 400,252
Sirius XM Holdings, Inc.
(b)
.................... 88,948 594,173
6,250,522
a
Metals & Mining  — 0.8%
Alcoa Corp. .............................. 9,019 458,977
Cleveland-Cliffs, Inc.
(a)
...................... 25,930 459,220
Freeport-McMoRan, Inc. ..................... 14,294 450,976
Newmont Corp. ........................... 7,945 359,750
Nucor Corp. ............................. 4,436 602,409
Steel Dynamics, Inc. ........................ 7,306 568,991
2,900,323
a
Mortgage Real Estate Investment  — 0.2%
Annaly Capital Management, Inc. ............... 89,687 617,047
a
Multiline Retail  — 0.5%
Dollar General Corp. ....................... 2,617 650,141
Dollar Tree, Inc.
(a)
.......................... 3,957 654,330
Target Corp. ............................. 3,365 549,774
1,854,245
a
Multi-Utilities  — 1.6%
Ameren Corp. ............................ 5,859 545,590
CenterPoint Energy, Inc. ..................... 17,835 565,191
CMS Energy Corp. ......................... 7,889 542,211
Consolidated Edison, Inc. .................... 5,631 558,989
Dominion Energy, Inc. ....................... 6,319 518,032
DTE Energy Co. .......................... 4,201 547,390
NiSource, Inc. ............................ 18,383 558,843
Public Service Enterprise Group, Inc. ............ 7,887 517,939
Sempra Energy ........................... 3,242 537,524
WEC Energy Group, Inc. ..................... 5,202 540,020
5,431,729
a
Oil, Gas & Consumable Fuels  — 3.1%
APA Corp. .............................. 13,572 504,471
Cheniere Energy, Inc. ....................... 4,094 612,380
Chevron Corp. ............................ 2,928 479,548
ConocoPhillips ........................... 4,830 470,587
Coterra Energy, Inc. ........................ 17,774 543,707
Devon Energy Corp. ........................ 7,584 476,654
Diamondback Energy, Inc. .................... 4,180 535,124
EOG Resources, Inc. ....................... 4,258 473,575
EQT Corp. .............................. 13,625 599,909
Exxon Mobil Corp. ......................... 5,326 516,249
Hess Corp. .............................. 4,698 528,384
Kinder Morgan, Inc. ........................ 27,786 499,870
Marathon Oil Corp. ......................... 20,334 504,283
Marathon Petroleum Corp. ................... 5,469 501,288
Occidental Petroleum Corp. ................... 8,156 536,257
ONEOK, Inc. ............................. 8,496 507,551
Phillips 66 ............................... 5,532 492,348
Pioneer Natural Resources Co. ................ 1,958 463,948
Targa Resources Corp. ...................... 7,996 552,604
Valero Energy Corp. ........................ 4,446 492,483
Williams Companies, Inc. (The) ................ 15,106 514,964
10,806,184
a
Personal Products  — 0.2%
Estee Lauder Companies, Inc. (The), Class A ....... 2,188 597,543
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2022
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Pharmaceuticals  — 1.7%
Bristol-Myers Squibb Co. ..................... 6,595 $ 486,579
Catalent, Inc.
(a)
........................... 5,505 622,616
Elanco Animal Health, Inc.
(a)
................... 24,085 487,962
Eli Lilly & Co. ............................ 1,715 565,418
Jazz Pharmaceuticals PLC
(a)
.................. 3,775 589,126
Johnson & Johnson ........................ 2,771 483,595
Merck & Co., Inc. .......................... 5,371 479,845
Pfizer, Inc. .............................. 9,695 489,694
Royalty Pharma PLC, Class A ................. 13,795 599,945
Viatris, Inc. .............................. 47,470 459,984
Zoetis, Inc. .............................. 3,261 595,296
5,860,060
a
Professional Services  — 1.5%
Booz Allen Hamilton Holding Corp. .............. 6,935 665,621
Clarivate PLC
(a)
........................... 38,972 564,704
CoStar Group, Inc.
(a)
........................ 9,574 694,977
Equifax, Inc. ............................. 2,838 592,886
Jacobs Engineering Group, Inc. ................ 4,107 563,891
Leidos Holdings, Inc. ....................... 5,455 583,685
Robert Half International, Inc. .................. 6,327 500,719
TransUnion
(b)
............................. 6,825 540,745
Verisk Analytics, Inc. ........................ 3,204 609,561
5,316,789
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
.................. 6,754 578,278
Zillow Group, Inc., Class C, NVS
(a)(b)
............. 12,980 452,742
1,031,020
a
Road & Rail  — 1.5%
AMERCO ............................... 1,103 592,399
CSX Corp. .............................. 16,751 541,560
JB Hunt Transport Services, Inc. ............... 3,422 627,150
Knight-Swift Transportation Holdings, Inc. ......... 12,667 696,052
Lyft, Inc., Class A
(a)
......................... 29,744 412,252
Norfolk Southern Corp. ...................... 2,292 575,681
Old Dominion Freight Line, Inc. ................ 2,259 685,629
Uber Technologies, Inc.
(a)
.................... 22,738 533,206
Union Pacific Corp. ........................ 2,329 529,382
5,193,311
a
Semiconductors & Semiconductor Equipment  — 3.6%
Advanced Micro Devices, Inc.
(a)
................ 5,194 490,677
Analog Devices, Inc. ........................ 3,200 550,272
Applied Materials, Inc. ...................... 4,619 489,522
Broadcom, Inc. ........................... 904 484,074
Enphase Energy, Inc.
(a)
...................... 3,290 934,952
Entegris, Inc. ............................. 5,249 576,865
Intel Corp. .............................. 11,914 432,597
KLA Corp. ............................... 1,552 595,254
Lam Research Corp. ....................... 1,100 550,561
Marvell Technology, Inc. ..................... 9,710 540,653
Microchip Technology, Inc. .................... 8,060 555,012
Micron Technology, Inc. ...................... 7,434 459,867
Monolithic Power Systems, Inc. ................ 1,305 606,460
NVIDIA Corp. ............................ 2,824 512,923
NXP Semiconductors NV .................... 2,999 551,456
ON Semiconductor Corp.
(a)
................... 9,657 644,895
Qorvo, Inc.
(a)
............................. 5,333 555,005
QUALCOMM, Inc. ......................... 3,857 559,496
Skyworks Solutions, Inc. ..................... 5,431 591,327
SolarEdge Technologies, Inc.
(a)
................. 2,207 794,807
Teradyne, Inc. ............................ 5,382 542,990
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ...................... 2,995 $ 535,776
12,555,441
a
Software  — 7.2%
Adobe, Inc.
(a)
............................. 1,264 518,392
ANSYS, Inc.
(a)
............................ 2,196 612,662
AppLovin Corp., Class A
(a)(b)
................... 14,076 500,261
Autodesk, Inc.
(a)
........................... 2,735 591,635
Avalara, Inc.
(a)(b)
........................... 7,220 631,172
Bentley Systems, Inc., Class B
(b)
................ 17,510 693,396
Bill.com Holdings, Inc.
(a)(b)
.................... 4,901 662,027
Black Knight, Inc.
(a)
......................... 7,801 512,370
Cadence Design Systems, Inc.
(a)
............... 3,696 687,752
Ceridian HCM Holding, Inc.
(a)
.................. 10,181 557,613
Citrix Systems, Inc. ........................ 5,597 567,592
Coupa Software, Inc.
(a)
...................... 8,091 529,313
Crowdstrike Holdings, Inc., Class A
(a)
............. 3,752 688,867
Datadog, Inc., Class A
(a)
..................... 5,578 569,012
DocuSign, Inc.
(a)
.......................... 7,078 452,850
Dropbox, Inc., Class A
(a)
..................... 28,027 637,334
Dynatrace, Inc.
(a)
.......................... 15,267 574,497
Fair Isaac Corp.
(a)
.......................... 1,485 686,114
Fortinet, Inc.
(a)
............................ 9,604 572,879
Guidewire Software, Inc.
(a)(b)
................... 7,422 576,838
HubSpot, Inc.
(a)
........................... 1,630 502,040
Intuit, Inc. ............................... 1,412 644,112
Microsoft Corp. ........................... 1,810 508,139
NortonLifeLock, Inc. ........................ 23,340 572,530
Oracle Corp. ............................. 7,450 579,908
Palantir Technologies, Inc., Class A
(a)(b)
........... 66,249 685,677
Palo Alto Networks, Inc.
(a)
.................... 1,207 602,414
Paycom Software, Inc.
(a)
..................... 2,043 675,191
PTC, Inc.
(a)
.............................. 5,084 627,264
RingCentral, Inc., Class A
(a)
................... 8,905 440,708
Roper Technologies, Inc. ..................... 1,271 555,008
Salesforce, Inc.
(a)
.......................... 3,229 594,201
ServiceNow, Inc.
(a)
......................... 1,207 539,119
Splunk, Inc.
(a)
............................ 5,699 592,183
Synopsys, Inc.
(a)
.......................... 1,762 647,535
Trade Desk, Inc. (The), Class A
(a)
............... 10,077 453,465
Tyler Technologies, Inc.
(a)
.................... 1,631 650,769
Unity Software, Inc.
(a)(b)
...................... 13,440 502,522
VMware, Inc., Class A ....................... 5,589 649,442
Workday, Inc., Class A
(a)
..................... 3,220 499,422
Zendesk, Inc.
(a)
........................... 5,663 427,103
Zoom Video Communications, Inc., Class A
(a)
....... 5,944 617,344
Zscaler, Inc.
(a)
............................ 4,145 642,724
25,031,396
a
Specialty Retail  — 2.2%
Advance Auto Parts, Inc. ..................... 2,846 551,042
AutoZone, Inc.
(a)
.......................... 281 600,607
Bath & Body Works, Inc. ..................... 13,988 497,134
Best Buy Co., Inc. ......................... 7,472 575,269
Burlington Stores, Inc.
(a)
..................... 3,149 444,418
CarMax, Inc.
(a)(b)
........................... 6,092 606,398
Carvana Co., Class A
(a)(b)
..................... 17,875 521,056
Home Depot, Inc. (The) ..................... 1,703 512,501
Lowe's Companies, Inc. ..................... 2,698 516,748
O'Reilly Automotive, Inc.
(a)
.................... 882 620,566
Ross Stores, Inc.
(b)
......................... 5,770 468,870
TJX Companies, Inc. (The) ................... 8,437 516,007
Tractor Supply Co. ......................... 2,968 568,313

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
28
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Specialty Retail (continued)
Ulta Beauty, Inc.
(a)
......................... 1,557 $ 605,533
7,604,462
a
Technology Hardware, Storage & Peripherals  — 1.1%
Apple, Inc. .............................. 3,313 538,396
Dell Technologies, Inc., Class C ................ 13,003 585,915
Hewlett Packard Enterprise Co. ................ 36,261 516,357
HP, Inc. ................................ 14,865 496,342
NetApp, Inc. ............................. 8,081 576,418
Seagate Technology Holdings PLC .............. 6,641 531,147
Western Digital Corp.
(a)
...................... 9,442 463,602
3,708,177
a
Textiles, Apparel & Luxury Goods  — 0.5%
Lululemon Athletica, Inc.
(a)
.................... 1,966 610,462
Nike, Inc., Class B ......................... 4,702 540,354
VF Corp. ............................... 12,291 549,162
1,699,978
a
Tobacco  — 0.3%
Altria Group, Inc. .......................... 10,015 439,258
Philip Morris International, Inc. ................. 4,986 484,390
923,648
a
Trading Companies & Distributors  — 0.5%
Fastenal Co. ............................. 10,459 537,174
United Rentals, Inc.
(a)
....................... 2,001 645,663
WW Grainger, Inc. ......................... 1,161 631,038
1,813,875
a
Security Shares Value
a
Water Utilities  — 0.3%
American Water Works Co., Inc. ................ 3,722 $ 578,548
Essential Utilities, Inc. ....................... 12,246 636,057
1,214,605
a
Wireless Telecommunication Services  — 0.2%
T-Mobile U.S., Inc.
(a)
........................ 3,989 570,666
a
Total Long-Term Investments — 99.7%
(Cost: $383,597,626) ................................ 346,222,813
a
Short-Term Securities
Money Market Funds  —  6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.96%
(c)(d)(e)
............................ 21,388,783 21,388,783
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.84%
(c)(d)
............................. 450,149 450,149
a
Total Short-Term Securities — 6.3%
(Cost: $21,831,705) ................................. 21,838,932
Total Investments — 106.0%
(Cost: $405,429,331) ................................ 368,061,745
Liabilities in Excess of Other Assets — (6.0)% ............... (20,992,185)
Net Assets — 100.0% ................................. $ 347,069,560
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 20,463,456 $ 933,681
(a)
$ — $ (7,619) $ (735) $ 21,388,783 21,388,783 $ 91,436
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,980,000 — (1,529,851)
(a)
— — 450,149 450,149 1,763 —
BlackRock, Inc. .. 1,005,050 300,713 (566,491) 81,219 (241,650) 578,841 865 17,243 —
$ 73,600 $ (242,385)
$ 22,417,773
$ 110,442 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2022
29
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 11 09/16/22 $ 427 $ 30,219
S&P 500 E-Mini Index ................................................................... 2 09/16/22 413 11,601
$ 41,820
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 41,820 $ — $ — $ — $ 41,820
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 61,085 $ — $ — $ — $ 61,085
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (6,764) $ — $ — $ — $ (6,764)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,392,177
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Size Factor ETF
30
2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 346,222,813 $ — $ — $ 346,222,813
Short-Term Securities
Money Market Funds .......................................... 21,838,932 — — 21,838,932
$ 368,061,745 $ — $ — $ 368,061,745
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 41,820 $ — $ — $ 41,820
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
July 31, 2022
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .5%
General Dynamics Corp.
(a)
.................... 231,105 $ 52,384,570
Huntington Ingalls Industries, Inc. ............... 55,378 12,008,166
L3Harris Technologies, Inc. ................... 249,052 59,765,008
Raytheon Technologies Corp. ................. 1,880,906 175,319,248
Textron, Inc.
(a)
............................ 311,746 20,463,008
319,940,000
a
Air Freight & Logistics  —  1 .3%
FedEx Corp. ............................. 492,707 114,845,075
a
Airlines  —  0 .0%
Southwest Airlines Co.
(a) (b)
.................... 106,006 4,040,949
a
Auto Components  —  0 .8%
BorgWarner, Inc.
(a)
......................... 996,796 38,336,774
Lear Corp. .............................. 218,748 33,061,573
71,398,347
a
Automobiles  —  5 .8%
Ford Motor Co. ........................... 18,443,160 270,930,020
General Motors Co.
(b)
....................... 7,028,596 254,856,891
525,786,911
a
Banks  —  4 .7%
Citigroup, Inc. ............................ 3,755,798 194,925,916
Citizens Financial Group, Inc. ................. 645,207 24,498,510
Fifth Third Bancorp ........................ 530,604 18,104,208
Regions Financial Corp. ..................... 898,964 19,040,058
Wells Fargo & Co. ......................... 3,840,515 168,483,393
425,052,085
a
Beverages  —  0 .5%
Molson Coors Beverage Co. , Class B ............ 705,080 42,128,530
a
Biotechnology  —  3 .8%
AbbVie, Inc. ............................. 1,307,011 187,569,149
Biogen, Inc.
(b)
............................ 129,737 27,901,239
Gilead Sciences, Inc. ....................... 1,289,479 77,046,370
Moderna, Inc.
(b)
........................... 314,371 51,585,137
344,101,895
a
Building Products  —  0 .7%
Johnson Controls International PLC ............. 774,218 41,738,092
Owens Corning ........................... 249,879 23,173,779
64,911,871
a
Capital Markets  —  2 .4%
Bank of New York Mellon Corp. (The) ............ 862,526 37,485,380
Franklin Resources, Inc.
(a)
.................... 353,167 9,694,434
Goldman Sachs Group, Inc. (The) .............. 420,270 140,113,815
Invesco Ltd. ............................. 568,394 10,083,310
State Street Corp. ......................... 272,840 19,382,554
216,759,493
a
Chemicals  —  1 .3%
CF Industries Holdings, Inc. ................... 143,287 13,682,476
Dow, Inc. ............................... 627,366 33,382,145
Eastman Chemical Co. ...................... 109,080 10,464,044
LyondellBasell Industries NV , Class A ............ 388,005 34,579,005
Mosaic Co. (The)
(a)
......................... 530,704 27,946,873
Westlake Corp.
(a)
.......................... 25,907 2,521,787
122,576,330
a
Security Shares Value
a
Communications Equipment  —  3 .6%
Cisco Systems, Inc. ........................ 6,380,458 $ 289,481,379
F5, Inc.
(a) (b)
.............................. 93,247 15,605,818
Juniper Networks, Inc. ...................... 706,790 19,811,324
324,898,521
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ......................... 550,471 18,204,076
Capital One Financial Corp. ................... 610,399 67,040,122
85,244,198
a
Containers & Packaging  —  0 .3%
International Paper Co. ...................... 349,608 14,952,734
Westrock Co. ............................ 309,080 13,092,629
28,045,363
a
Distributors  —  0 .4%
LKQ Corp. .............................. 730,732 40,073,343
a
Diversified Financial Services  —  0 .2%
Equitable Holdings, Inc. ..................... 700,273 19,908,761
a
Diversified Telecommunication Services  —  6 .0%
AT&T, Inc. ............................... 24,684,140 463,568,149
Liberty Global PLC , Class A
(a) (b)
................ 483,922 10,530,143
Liberty Global PLC , Class C , NVS
(b)
............. 1,346,823 30,828,778
Lumen Technologies, Inc. .................... 3,768,500 41,038,965
545,966,035
a
Electric Utilities  —  2 .3%
Constellation Energy Corp. ................... 1,092,104 72,188,074
Evergy, Inc. .............................. 357,391 24,395,510
NRG Energy, Inc. .......................... 534,375 20,172,656
PG&E Corp.
(a) (b)
........................... 3,829,038 41,583,353
PPL Corp. .............................. 1,678,281 48,804,411
207,144,004
a
Electrical Equipment  —  0 .1%
Sensata Technologies Holding PLC ............. 210,858 9,376,855
a
Electronic Equipment, Instruments & Components  —  1 .7%
Arrow Electronics, Inc.
(b)
..................... 237,738 30,470,880
Corning, Inc. ............................. 1,647,754 60,571,437
TE Connectivity Ltd. ........................ 448,910 60,032,734
151,075,051
a
Entertainment  —  1 .3%
Warner Bros Discovery, Inc.
(b)
................. 7,717,947 115,769,205
a
Equity Real Estate Investment Trusts (REITs)  —  2 .1%
Public Storage ............................ 213,953 69,836,399
Simon Property Group, Inc. ................... 529,896 57,567,901
Weyerhaeuser Co.
(a)
........................ 1,830,143 66,470,794
193,875,094
a
Food & Staples Retailing  —  1 .7%
Kroger Co. (The) .......................... 1,518,898 70,537,623
Walgreens Boots Alliance, Inc. ................. 2,161,304 85,630,865
156,168,488
a
Food Products  —  2 .8%
Archer-Daniels-Midland Co. ................... 609,241 50,426,878
Conagra Brands, Inc. ....................... 871,321 29,807,891
JM Smucker Co. (The) ...................... 234,990 31,093,877
Kraft Heinz Co. (The) ....................... 2,146,749 79,064,766
Tyson Foods, Inc. , Class A ................... 767,153 67,517,135
257,910,547
a

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
32
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Gas Utilities  —  0 .3%
UGI Corp. ............................... 597,260 $ 25,777,742
a
Health Care Providers & Services  —  5 .4%
Cardinal Health, Inc. ........................ 265,000 15,783,400
Centene Corp.
(b)
.......................... 600,190 55,799,664
Cigna Corp. ............................. 386,076 106,309,887
CVS Health Corp. ......................... 1,577,674 150,951,848
DaVita, Inc.
(a) (b)
........................... 43,826 3,688,396
Elevance Health, Inc. ....................... 169,030 80,644,213
Laboratory Corp. of America Holdings ............ 54,934 14,403,146
McKesson Corp.
(a)
......................... 119,825 40,929,824
Quest Diagnostics, Inc.
(a)
..................... 94,914 12,962,405
Universal Health Services, Inc. , Class B
(a)
......... 84,331 9,484,708
490,957,491
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a) (b)
...................... 178,598 6,581,336
a
Household Durables  —  4 .1%
DR Horton, Inc. ........................... 1,273,594 99,378,540
Lennar Corp. , Class A
(a)
..................... 1,382,320 117,497,200
Mohawk Industries, Inc.
(a) (b)
................... 241,552 31,034,601
Newell Brands, Inc. ........................ 1,206,650 24,386,396
PulteGroup, Inc.
(a)
......................... 1,318,217 57,500,626
Whirlpool Corp. ........................... 234,451 40,529,544
370,326,907
a
Insurance  —  2 .6%
Alleghany Corp.
(b)
.......................... 10,276 8,605,945
American International Group, Inc. .............. 1,014,181 52,504,150
Everest Re Group Ltd. ...................... 46,987 12,280,053
Fidelity National Financial, Inc. ................. 202,789 8,103,448
Hartford Financial Services Group, Inc. (The) ....... 262,490 16,922,730
Lincoln National Corp. ...................... 330,007 16,942,559
Loews Corp.
(a)
............................ 262,016 15,262,432
MetLife, Inc. ............................. 802,797 50,776,910
Principal Financial Group, Inc. ................. 233,649 15,640,464
Prudential Financial, Inc. ..................... 442,142 44,209,779
241,248,470
a
IT Services  —  6 .9%
Cognizant Technology Solutions Corp. , Class A ...... 792,079 53,829,689
Fidelity National Information Services, Inc.
(a)
........ 1,365,965 139,546,984
Fiserv, Inc.
(b)
............................. 983,376 103,923,176
Global Payments, Inc. ...................... 540,855 66,157,384
International Business Machines Corp. ........... 1,781,669 233,024,488
SS&C Technologies Holdings, Inc. .............. 386,077 22,844,176
Western Union Co. (The) .................... 813,789 13,850,689
633,176,586
a
Machinery  —  1 .7%
Cummins, Inc. ............................ 208,636 46,173,233
PACCAR, Inc. ............................ 533,104 48,789,678
Snap-on, Inc. ............................ 77,399 17,341,246
Stanley Black & Decker, Inc. .................. 195,035 18,982,757
Westinghouse Air Brake Technologies Corp.
(a)
....... 274,603 25,667,142
156,954,056
a
Media  —  0 .9%
DISH Network Corp. , Class A
(b)
................ 652,120 11,327,324
Fox Corp. , Class A , NVS ..................... 697,577 23,096,775
Fox Corp. , Class B ......................... 344,888 10,657,039
Paramount Global , Class B , NVS ............... 1,737,764 41,098,119
86,179,257
a
Security Shares Value
a
Metals & Mining  —  1 .0%
Alcoa Corp. .............................. 122,529 $ 6,235,501
Cleveland-Cliffs, Inc.
(a) (b)
..................... 598,669 10,602,428
Nucor Corp.
(a)
............................ 363,677 49,387,336
Steel Dynamics, Inc. ........................ 284,603 22,164,882
88,390,147
a
Mortgage Real Estate Investment  —  0 .2%
Annaly Capital Management, Inc. ............... 2,350,912 16,174,275
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. .................... 457,508 45,416,819
a
Oil, Gas & Consumable Fuels  —  4 .4%
APA Corp. .............................. 426,861 15,866,423
Coterra Energy, Inc. ........................ 949,461 29,044,012
Devon Energy Corp. ........................ 1,109,763 69,748,605
Diamondback Energy, Inc. .................... 386,875 49,527,737
EOG Resources, Inc. ....................... 1,214,107 135,032,981
Marathon Oil Corp. ......................... 1,094,711 27,148,833
Pioneer Natural Resources Co. ................ 298,001 70,611,337
396,979,928
a
Pharmaceuticals  —  5 .4%
Bristol-Myers Squibb Co. ..................... 2,278,650 168,118,797
Jazz Pharmaceuticals PLC
(b)
.................. 64,894 10,127,358
Pfizer, Inc. .............................. 5,811,602 293,544,017
Viatris, Inc. .............................. 2,344,527 22,718,466
494,508,638
a
Professional Services  —  0 .2%
Clarivate PLC
(a) (b)
.......................... 431,485 6,252,218
Leidos Holdings, Inc. ....................... 151,737 16,235,859
22,488,077
a
Real Estate Management & Development  —  0 .9%
CBRE Group, Inc. , Class A
(a) (b)
................. 1,000,696 85,679,592
a
Road & Rail  —  0 .4%
AMERCO ............................... 19,352 10,393,572
Knight-Swift Transportation Holdings, Inc.
(a)
........ 409,951 22,526,808
32,920,380
a
Semiconductors & Semiconductor Equipment  —  10 .8%
Applied Materials, Inc. ...................... 1,210,103 128,246,716
Intel Corp. .............................. 11,900,546 432,108,825
Micron Technology, Inc. ...................... 4,203,861 260,050,841
NXP Semiconductors NV .................... 341,810 62,852,023
ON Semiconductor Corp.
(a) (b)
.................. 677,661 45,254,202
Qorvo, Inc.
(a) (b)
............................ 232,602 24,206,890
Skyworks Solutions, Inc. ..................... 289,532 31,524,244
984,243,741
a
Software  —  0 .3%
VMware, Inc. , Class A ....................... 239,475 27,826,995
a
Specialty Retail  —  0 .5%
Best Buy Co., Inc.
(a)
........................ 635,921 48,959,558
a
Technology Hardware, Storage & Peripherals  —  3 .4%
Dell Technologies, Inc. , Class C ................ 665,692 29,996,081
Hewlett Packard Enterprise Co. ................ 4,921,892 70,087,742
HP, Inc. ................................ 3,047,104 101,742,803
NetApp, Inc. ............................. 325,540 23,220,768
Seagate Technology Holdings PLC .............. 407,511 32,592,730
Western Digital Corp.
(a) (b)
..................... 1,092,783 53,655,645
311,295,769
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(continued)
July 31, 2022
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Tobacco  —  1 .2%
Altria Group, Inc. .......................... 2,553,321 $ 111,988,659
a
Trading Companies & Distributors  —  0 .4%
United Rentals, Inc.
(a) (b)
...................... 117,242 37,830,476
a
Total Long-Term Investments — 99.8%
(Cost: $ 9,834,174,142 ) ............................... 9,102,901,850
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 147,212,646 147,212,646
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 15,516,861 15,516,861
a
Total Short-Term Securities — 1.8%
(Cost: $ 162,700,118 ) ................................ 162,729,507
Total Investments — 101.6%
(Cost: $ 9,996,874,260 ) ............................... 9,265,631,357
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (141,452,332)
Net Assets — 100.0% ................................. $ 9,124,179,025
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 16,321,859 $ 130,918,263
(a)
$ — $ (56,224) $ 28,748 $ 147,212,646 147,212,646 $ 167,421
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 25,377,000 — (9,860,139)
(a)
— — 15,516,861 15,516,861 42,340 —
$ (56,224) $ 28,748
$ 162,729,507
$ 209,761 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index ................................................................ 85 09/16/22 $ 8,013 $ 541,842
S&P 500 E-Mini Index ................................................................... 61 09/16/22 12,607 856,246
$ 1,398,088

Schedule of Investments
(continued)
July 31, 2022
iShares
®
MSCI USA Value Factor ETF
34
2022
iShares Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,398,088 $ — $ — $ — $ 1,398,088
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (6,000,380) $ — $ — $ — $ (6,000,380)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 906,884 $ — $ — $ — $ 906,884
Futures contracts
Average notional value of contracts — long ................................................................................... $ 26,629,430
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 9,102,901,850 $ — $ — $ 9,102,901,850
Short-Term Securities
Money Market Funds .......................................... 162,729,507 — — 162,729,507
$ 9,265,631,357 $ — $ — $ 9,265,631,357
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 1,398,088 $ — $ — $ 1,398,088
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
July 31, 2022
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 9,997,975,184  $ 20,150,125,002  $ 345,643,972  $ 9,102,901,850
Investments, at value — affiliated
(c)
....................................... 122,980,755  294,945,465  22,417,773  162,729,507
Cash ........................................................... 620,856  1,090,190  136,904  834,019
Cash pledged:
Futures contracts ................................................. 2,299,000  3,920,000  48,000  922,000
Receivables:
Securities lending income — affiliated ................................... 12,483  186,255  19,043  15,817
Capital shares sold ................................................ —  247,865  —  —
Dividends — unaffiliated ............................................ 15,823,438  22,884,607  233,220  19,714,253
Dividends — affiliated .............................................. 15,508  32,664  430  8,419
Variation margin on futures contracts .................................... 446,575  771,283  8,219  977,008
Total assets ......................................................
10,140,173,799  20,474,203,331  368,507,561  9,288,102,873
LIABILITIES
Collateral on securities loaned .......................................... 96,965,828  234,624,284  21,395,954  147,252,078
Payables:
Investments purchased ............................................. —  —  —  15,454,165
Capital shares redeemed ............................................ 72,753  —  —  65,099
Investment advisory fees ............................................ 1,280,335  2,462,835  42,047  1,152,506
Total liabilities .....................................................
98,318,916  237,087,119  21,438,001  163,923,848
NET ASSETS .....................................................
$ 10,041,854,883  $ 20,237,116,212  $ 347,069,560  $ 9,124,179,025
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 13,129,212,413  $ 20,625,272,150  $ 419,515,577  $ 10,403,533,943
Accumulated loss .................................................. (3,087,357,530) (388,155,938) (72,446,017) (1,279,354,918)
NET ASSETS .....................................................
$ 10,041,854,883  $ 20,237,116,212  $ 347,069,560  $ 9,124,179,025
NET ASSET VALUE
Shares outstanding ................................................. 70,050,000  165,950,000  2,900,000  95,200,000
Net asset value .................................................... $ 143.35  $ 121.95  $ 119.68  $ 95.84
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 96,993,398  $ 232,601,930  $ 20,650,899  $ 146,074,745
(b)
Investments, at cost — unaffiliated ..................................... $ 9,946,959,558  $ 19,488,438,498  $ 382,945,782  $ 9,834,174,142
(c)
Investments, at cost — affiliated ....................................... $ 122,966,558  $ 294,890,315  $ 22,483,549  $ 162,700,118

2022
iShares Annual Report to Shareholders
Statements of Operations
Year Ended July 31, 2022
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 158,131,797  $ 314,049,482  $ 7,271,669  $ 370,478,247
Dividends — affiliated .............................................. 2,557,419  9,352,156  19,006  42,340
Securities lending income — affiliated — net ............................... 350,200  465,233  91,436  167,421
Foreign taxes withheld ............................................. (33,476) —  (2,505) (195,932)
Total investment income ..............................................
161,005,940  323,866,871  7,379,606  370,492,076
EXPENSES
Investment advisory ............................................... 19,781,761  34,195,364  758,991  20,473,942
Professional fees ................................................. 217  217  217  217
Total expenses .................................................... 19,781,978  34,195,581  759,208  20,474,159
Net investment income ...............................................
141,223,962  289,671,290  6,620,398  350,017,917
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (2,412,676,465) (572,107,957) 3,642,211  (148,132,205)
Investments — affiliated ........................................... 5,614,931  91,158,853  73,600  (56,224)
Futures contracts ............................................... 2,420,804  94,820  61,085  (6,000,379)
In-kind redemptions
(a)
............................................. 1,686,651,808  2,364,215,764  44,196,456  2,118,456,941
(717,988,922) 1,883,361,480  47,973,352  1,964,268,133
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (1,663,259,582) (4,460,112,149) (85,902,315) (2,913,296,759)
Investments — affiliated ........................................... (39,510,047) (216,507,221) (242,385) 28,748
Futures contracts ............................................... 1,521,125  1,102,336  (6,764) 906,884
(1,701,248,504) (4,675,517,034) (86,151,464) (2,912,361,127)
Net realized and unrealized loss .........................................
(2,419,237,426) (2,792,155,554) (38,178,112) (948,092,994)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (2,278,013,464) $ (2,502,484,264) $ (31,557,714) $ (598,075,077)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Momentum Factor ETF
iShares
MSCI USA Quality Factor ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/22
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 141,223,962  $ 72,155,192  $ 289,671,290  $ 299,217,942
Net realized gain (loss) ......................................... (717,988,922) 3,256,181,483  1,883,361,480  2,774,264,361
Net change in unrealized appreciation (depreciation) ..................... (1,701,248,504) (402,909,021) (4,675,517,034) 3,639,151,389
Net increase (decrease) in net assets resulting from operations ................
(2,278,013,464) 2,925,427,654  (2,502,484,264) 6,712,633,692
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(120,180,940) (63,350,348) (281,237,239) (308,371,260)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(2,052,967,728) 983,484,853  (945,991,807) (1,288,575,824)
NET ASSETS
Total increase (decrease) in net assets ................................ (4,451,162,132) 3,845,562,159  (3,729,713,310) 5,115,686,608
Beginning of year ...............................................
14,493,017,015  10,647,454,856  23,966,829,522  18,851,142,914
End of year ...................................................
$ 10,041,854,883  $ 14,493,017,015  $ 20,237,116,212  $ 23,966,829,522
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Size Factor ETF
iShares
MSCI USA Value Factor ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/22
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,620,398  $ 11,615,377  $ 350,017,917  $ 277,183,388
Net realized gain ............................................. 47,973,352  238,730,831  1,964,268,133  852,462,176
Net change in unrealized appreciation (depreciation) ..................... (86,151,464) 63,310,899  (2,912,361,127) 2,512,056,697
Net increase (decrease) in net assets resulting from operations ................
(31,557,714) 313,657,107  (598,075,077) 3,641,702,261
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(7,036,092) (12,325,649) (379,603,795) (237,616,292)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(289,200,521) (368,039,930) (5,843,830,740) 6,930,558,612
NET ASSETS
Total increase (decrease) in net assets ................................ (327,794,327) (66,708,472) (6,821,509,612) 10,334,644,581
Beginning of year ...............................................
674,863,887  741,572,359  15,945,688,637  5,611,044,056
End of year ...................................................
$ 347,069,560  $ 674,863,887  $ 9,124,179,025  $ 15,945,688,637
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year ..........................
$ 175.04  $ 140.10  $ 120.79  $ 111.68  $ 91.95
Net investment income
(a)
................................ 1 .79  0 .85  1 .50  1 .67  1 .32
Net realized and unrealized gain (loss)
(b)
......................
(31.95) 34.86  19.53  9 .03  19.60
Net increase (decrease) from investment operations ...............
(30.16) 35.71  21.03  10.70  20.92
Distributions from net investment income
(c)
...................... ( 1 .53 ) ( 0 .77 ) ( 1 .72 ) ( 1 .59 ) ( 1 .19 )
Net asset value, end of year ..............................
$ 143.35  $ 175.04  $ 140.10  $ 120.79  $ 111.68
Total Return
(d)
– – – – –
Based on net asset value .................................
(17.35) % 25.57% 17.71% 9 .71% 22.86%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .07% 0 .53% 1 .22% 1 .49% 1 .24%
Supplemental Data
Net assets, end of year (000) ...............................
$ 10,041,855  $ 14,493,017  $ 10,647,455  $ 10,176,170  $ 9,196,715
Portfolio turnover rate
(f)
...................................
125% 107% 160% 138% 104%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year ..........................
$ 137.31  $ 100.59  $ 92.73  $ 86.55  $ 75.09
Net investment income
(a)
................................ 1 .68  1 .70  1 .72  1 .61  1 .55
Net realized and unrealized gain (loss)
(b)
......................
(15.41) 36.79  7 .71  6 .16  11.38
Net increase (decrease) from investment operations ...............
(13.73) 38.49  9 .43  7 .77  12.93
Distributions from net investment income
(c)
...................... ( 1 .63 ) ( 1 .77 ) ( 1 .57 ) ( 1 .59 ) ( 1 .47 )
Net asset value, end of year ..............................
$ 121.95  $ 137.31  $ 100.59  $ 92.73  $ 86.55
Total Return
(d)
– – – – –
Based on net asset value .................................
(10.09) % 38.63% 10.38% 9 .13% 17.36%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .27% 1 .45% 1 .82% 1 .85% 1 .88%
Supplemental Data
Net assets, end of year (000) ...............................
$ 20,237,116  $ 23,966,830  $ 18,851,143  $ 10,913,780  $ 5,781,433
Portfolio turnover rate
(f)
...................................
41% 47% 45% 41% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year ..........................
$ 131.04  $ 92.12  $ 91.99  $ 86.61  $ 78.73
Net investment income
(a)
................................ 1 .69  1 .50  1 .73  1 .52  1 .45
Net realized and unrealized gain (loss)
(b)
......................
(11.21) 38.96  ( 0 .13 ) 5 .49  8 .02
Net increase (decrease) from investment operations ...............
( 9 .52 ) 40.46  1 .60  7 .01  9 .47
Distributions from net investment income
(c)
...................... ( 1 .84 ) ( 1 .54 ) ( 1 .47 ) ( 1 .63 ) ( 1 .59 )
Net asset value, end of year ..............................
$ 119.68  $ 131.04  $ 92.12  $ 91.99  $ 86.61
Total Return
(d)
– – – – –
Based on net asset value .................................
( 7 .35 ) % 44.28% 1 .91% 8 .26% 12.16%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .31% 1 .34% 1 .93% 1 .74% 1 .75%
Supplemental Data
Net assets, end of year (000) ...............................
$ 347,070  $ 674,864  $ 741,572  $ 377,167  $ 207,862
Portfolio turnover rate
(f)
...................................
25% 23% 29% 30% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of year .........................
$ 104.29  $ 72.97  $ 82.49  $ 85.39  $ 75.00
Net investment income
(a)
............................... 2 .66  2 .33  2 .37  2 .23  1 .84
Net realized and unrealized gain (loss)
(b)
.....................
( 8 .22 ) 30.96  ( 9 .65 ) ( 2 .92 ) 10.40
Net increase (decrease) from investment operations ..............
( 5 .56 ) 33.29  ( 7 .28 ) ( 0 .69 ) 12.24
Distributions from net investment income
(c)
..................... ( 2 .89 ) ( 1 .97 ) ( 2 .24 ) ( 2 .21 ) ( 1 .85 )
Net asset value, end of year .............................
$ 95.84  $ 104.29  $ 72.97  $ 82.49  $ 85.39
Total Return
(d)
– – – – –
Based on net asset value ................................
( 5 .48 ) % 46.10% ( 8 .83 ) % ( 0 .68 ) % 16.47%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................................
2 .57% 2 .47% 3 .04% 2 .74% 2 .24%
Supplemental Data
Net assets, end of year (000) ..............................
$ 9,124,179  $ 15,945,689  $ 5,611,044  $ 3,485,258  $ 3,786,862
Portfolio turnover rate
(f)
..................................
17% 28% 33% 35% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
iShares ETF
Diversification
Classification
MSCI USA Momentum Factor ............................................................................................ Diversified
MSCI USA Quality Factor ............................................................................................... Diversified
MSCI USA Size Factor ................................................................................................. Diversified
MSCI USA Value Factor ................................................................................................ Diversified

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with the Manager's policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by
BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.
The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI USA Momentum Factor
Barclays Bank PLC ............................................... $ 6,602,186 $ (6,602,186) $ — $ —
Barclays Capital, Inc. ............................................. 7,633,575 (7,421,009) — 212,566
(b)
BNP Paribas SA ................................................. 27,375,136 (27,375,136) — —
BofA Securities, Inc. .............................................. 108,548 (108,548) — —
Citigroup Global Markets, Inc. ........................................ 7,562 (7,339) — 222
(b)
Credit Suisse Securities (USA) LLC .................................... 94,320 (94,320) — —
Goldman Sachs & Co. LLC ......................................... 251,019 (251,019) — —
HSBC Bank PLC ................................................ 550,310 (550,310) — —
J.P. Morgan Securities LLC ......................................... 17,776,220 (17,776,220) — —
Jefferies LLC ................................................... 16,456 (16,456) — —
Morgan Stanley ................................................. 12,339,670 (12,202,673) — 136,997
(b)
RBC Capital Markets LLC .......................................... 2,027,617 (2,004,121) — 23,496
(b)
SG Americas Securities LLC ........................................ 715,740 (715,740) — —
State Street Bank & Trust Co. ........................................ 10,048,506 (10,048,506) — —
UBS AG ...................................................... 6,917,933 (6,777,805) — 140,128
(b)
UBS Securities LLC .............................................. 2,357,506 (2,342,236) — 15,270
(b)
Virtu Americas LLC ............................................... 2,171,094 (2,171,094) — —
$ 96,993,398 $ (96,464,718)
$ —
$ 528,679
a
MSCI USA Quality Factor
Barclays Bank PLC ............................................... 4,446,201 (4,446,201) — —
Barclays Capital, Inc. ............................................. 890,904 (890,904) — —
BNP Paribas SA ................................................. 12,085,229 (11,932,563) — 152,666
(b)
BofA Securities, Inc. .............................................. 31,499,467 (31,499,467) — —
Citigroup Global Markets, Inc. ........................................ 29,438,845 (29,438,845) — —
Deutsche Bank Securities, Inc. ....................................... 3,400 (3,400) — —
Goldman Sachs & Co. LLC ......................................... 16,666,596 (16,666,596) — —
HSBC Bank PLC ................................................ 7,741,932 (7,724,364) — 17,568
(b)
J.P. Morgan Securities LLC ......................................... 5,469,156 (5,469,156) — —
Jefferies LLC ................................................... 6,778,000 (6,778,000) — —
Morgan Stanley ................................................. 47,666,016 (47,666,016) — —
RBC Capital Markets LLC .......................................... 19,026,123 (19,026,123) — —
Scotia Capital (USA), Inc. .......................................... 90,801 (90,801) — —
SG Americas Securities LLC ........................................ 5,781,048 (5,781,048) — —
UBS AG ...................................................... 37,421,762 (37,198,670) — 223,092
(b)
UBS Securities LLC .............................................. 5,796,319 (5,720,738) — 75,581
(b)
Virtu Americas LLC ............................................... 794,220 (794,220) — —
Wells Fargo Bank N.A. ............................................ 1,005,911 (1,004,881) — 1,030
(b)
$ 232,601,930 $ (232,131,993)
$ —
$ 469,937
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 43,271 (43,271) — —
Barclays Capital, Inc. ............................................. 186,877 (186,877) — —
BNP Paribas SA ................................................. 4,131,457 (4,131,457) — —
BofA Securities, Inc. .............................................. 1,276,771 (1,276,771) — —
Citigroup Global Markets, Inc. ........................................ 1,239,512 (1,239,512) — —
Credit Suisse Securities (USA) LLC .................................... 80,710 (80,710) — —
Goldman Sachs & Co. LLC ......................................... 1,878,025 (1,878,025) — —
HSBC Bank PLC ................................................ 1,491,600 (1,491,600) — —
J.P. Morgan Securities LLC ......................................... 3,530,733 (3,530,733) — —
Jefferies LLC ................................................... 4,770 (4,770) — —
Morgan Stanley ................................................. 1,675,892 (1,675,892) — —
RBC Capital Markets LLC .......................................... 520,258 (520,258) — —
Scotia Capital (USA), Inc. .......................................... 294,509 (294,509) — —
State Street Bank & Trust Co. ........................................ 409,899 (409,899) — —
Toronto Dominion Bank ............................................ 642,179 (642,179) — —
UBS AG ...................................................... 1,689,543 (1,689,543) — —
Wells Fargo Bank N.A. ............................................ 366,495 (366,495) — —
Wells Fargo Securities LLC ......................................... 1,188,398 (1,188,398) — —
$ 20,650,899 $ (20,650,899)
$ —
$ —
a

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI USA Value Factor
Barclays Bank PLC ............................................... $ 773,616 $ (773,616) $ — $ —
Barclays Capital, Inc. ............................................. 4,551,470 (4,495,846) — 55,624
(b)
BNP Paribas SA ................................................. 14,826,020 (14,826,020) — —
BofA Securities, Inc. .............................................. 9,457,285 (9,457,285) — —
Citigroup Global Markets, Inc. ........................................ 7,159,404 (7,005,963) — 153,441
(b)
Credit Suisse Securities (USA) LLC .................................... 81,728 (81,728) — —
Goldman Sachs & Co. LLC ......................................... 34,708,941 (34,393,023) — 315,918
(b)
HSBC Bank PLC ................................................ 1,960,032 (1,960,032) — —
J.P. Morgan Securities LLC ......................................... 4,890,180 (4,890,180) — —
Jefferies LLC ................................................... 4,436,115 (4,436,115) — —
Morgan Stanley ................................................. 5,931,321 (5,916,933) — 14,388
(b)
RBC Capital Markets LLC .......................................... 41,540,003 (41,540,003) — —
Scotia Capital (USA), Inc. .......................................... 3,726,808 (3,725,918) — 890
(b)
SG Americas Securities LLC ........................................ 1,917,804 (1,917,804) — —
State Street Bank & Trust Co. ........................................ 2,174,673 (2,143,947) — 30,726
(b)
Toronto Dominion Bank ............................................ 1,113,959 (1,100,345) — 13,614
(b)
UBS AG ...................................................... 422,445 (412,638) — 9,807
(b)
UBS Securities LLC .............................................. 3,177,296 (3,177,296) — —
Virtu Americas LLC ............................................... 2,671,750 (2,662,421) — 9,329
(b)
Wells Fargo Bank N.A. ............................................ 553,895 (551,972) — 1,923
(b)
$ 146,074,745 $ (145,469,085)
$ —
$ 605,660
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of
Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2022, each Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70%
of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  July 31, 2022 , the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
MSCI USA Momentum Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
MSCI USA Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Size Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
iShares ETF Fees Paid to BTC
MSCI USA Momentum Factor ........................................................................................... $ 137,755
MSCI USA Quality Factor .............................................................................................. 152,077
MSCI USA Size Factor ................................................................................................ 28,602
MSCI USA Value Factor ............................................................................................... 67,970

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
For the year ended July 31, 2022 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2022 , purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:
For the year ended July 31, 2022 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2022 , permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Momentum Factor ....................................................... $ 1,792,992,230  $ 1,124,607,258  $ (169,859,442)
MSCI USA Quality Factor .......................................................... 1,100,837,084  1,878,322,647  (90,464,012)
MSCI USA Size Factor ............................................................ 50,456,333  61,600,802  5,416,925
MSCI USA Value Factor ........................................................... 605,175,769  504,068,571  23,801,831
iShares ETF Purchases Sales
MSCI USA Momentum Factor ......................................................................... $ 16,440,753,550  $ 16,465,173,223
MSCI USA Quality Factor ............................................................................ 9,332,582,633  9,322,801,663
MSCI USA Size Factor .............................................................................. 126,032,552  124,885,253
MSCI USA Value Factor ............................................................................. 2,316,706,131  2,353,895,198
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Momentum Factor ......................................................................... $ 6,821,720,118  $ 8,832,588,851
MSCI USA Quality Factor ............................................................................ 7,783,748,825  8,740,511,672
MSCI USA Size Factor .............................................................................. 100,073,131  387,984,993
MSCI USA Value Factor ............................................................................. 3,171,433,271  8,990,720,727
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Momentum Factor ......................................................................... $ 1,686,346,916  $ (1,686,346,916)
MSCI USA Quality Factor ............................................................................ 2,354,143,116  (2,354,143,116)
MSCI USA Size Factor .............................................................................. 43,265,323  (43,265,323)
MSCI USA Value Factor ............................................................................. 2,074,449,314  (2,074,449,314)

Notes to Financial Statements
( continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2022, the tax components of accumulated net earnings (losses) were as follows:
For the year ended July 31, 2022, the iShares MSCI USA Size Factor ETF utilized $4,354,064 of its capital loss carryforwards.
As of July 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
iShares ETF
Year Ended
07/31/22
Year Ended
07/31/21
MSCI USA Momentum Factor
Ordinary income .......................................................................................... $ 120,180,940  $ 63,350,348
MSCI USA Quality Factor
Ordinary income .......................................................................................... $ 281,237,239  $ 308,371,260
MSCI USA Size Factor
Ordinary income .......................................................................................... $ 7,036,092  $ 12,325,649
MSCI USA Value Factor
Ordinary income .......................................................................................... $ 379,603,795  $ 237,616,292
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Losses
(c)
Total
MSCI USA Momentum Factor ..................
$ 31,439,986  $ (3,168,795,995) $ 49,998,479  $ —  $ (3,087,357,530)
MSCI USA Quality Factor .....................
31,414,390  (1,058,650,854) 639,080,526  —  (388,155,938)
MSCI USA Size Factor .......................
—  (34,809,115) (37,633,692) (3,210) (72,446,017)
MSCI USA Value Factor ......................
27,634,290  (542,388,608) (764,600,600) —  (1,279,354,918)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Momentum Factor ..................................... $ 10,070,957,460  $ 456,757,634  $ (406,759,155) $ 49,998,479
MSCI USA Quality Factor ........................................ 19,805,989,941  2,294,671,679  (1,655,591,153) 639,080,526
MSCI USA Size Factor .......................................... 405,695,437  22,365,530  (59,999,222) (37,633,692)
MSCI USA Value Factor ......................................... 10,030,231,957  523,448,849  (1,288,049,449) (764,600,600)

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
07/31/22
Year Ended
07/31/21
iShares ETF Shares  Amount  Shares  Amount
MSCI USA Momentum Factor
Shares sold ............................................... 38,950,000  $ 6,845,941,290  58,900,000  $ 9,601,225,530
Shares redeemed ........................................... (51,700,000) (8,898,909,018) (52,100,000) (8,617,740,677)
(12,750,000) $ (2,052,967,728) 6,800,000  $ 983,484,853
MSCI USA Quality Factor
Shares sold ............................................... 57,000,000  $ 7,811,416,753  71,150,000  $ 8,555,373,188
Shares redeemed ........................................... (65,600,000) (8,757,408,560) (84,000,000) (9,843,949,012)
(8,600,000) $ (945,991,807) (12,850,000) $ (1,288,575,824)

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/22
Year Ended
07/31/21
iShares ETF Shares  Amount  Shares  Amount
MSCI USA Size Factor
Shares sold ............................................... 750,000  $ 100,341,016  9,200,000  $ 1,011,073,003
Shares redeemed ........................................... (3,000,000) (389,541,537) (12,100,000) (1,379,112,933)
(2,250,000) $ (289,200,521) (2,900,000) $ (368,039,930)
MSCI USA Value Factor
Shares sold ............................................... 30,250,000  $ 3,183,847,456  103,100,000  $ 9,614,519,631
Shares redeemed ........................................... (87,950,000) (9,027,678,196) (27,100,000) (2,683,961,019)
(57,700,000) $ (5,843,830,740) 76,000,000  $ 6,930,558,612

Important Tax Information
(unaudited)

2022
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2022:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2022:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Momentum Factor ............................................................................................ $ 150,973,784
MSCI USA Quality Factor ............................................................................................... 301,813,538
MSCI USA Size Factor ................................................................................................. 6,075,881
MSCI USA Value Factor ................................................................................................ 356,452,286
iShares ETF
Qualified Business
Income
MSCI USA Momentum Factor ............................................................................................ $ 325,356
MSCI USA Quality Factor ............................................................................................... 4,622,129
MSCI USA Size Factor ................................................................................................. 249,011
MSCI USA Value Factor ................................................................................................ 3,367,891
iShares ETF
Dividends-Received
Deduction
MSCI USA Momentum Factor ............................................................................................ 100.00%
MSCI USA Quality Factor ............................................................................................... 98.21
MSCI USA Size Factor ................................................................................................. 85.10
MSCI USA Value Factor ................................................................................................ 99.40

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares
MSCI USA Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Annual Report to Shareholders
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2022
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Momentum Factor .......... $ 1.529282  $ —  $ —  $ 1.529282  100% — % — % 100%
MSCI USA Quality Factor ............. 1.629042  —  —  1.629042  100 — — 100
MSCI USA Size Factor ............... 1.842588  —  —  1.842588  100 — — 100
MSCI USA Value Factor .............. 2.890279  —  —  2.890279  100 — — 100

Trustee and Officer Information
(unaudited)

2022
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 384 funds as of July 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the
address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock,
Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(65)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(52)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (67)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (66)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (67)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (73)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair
(1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President
(2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-
2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Trustee of
Thrivent Church Loan and Income Fund (since
2019).

Trustee and Officer Information
(unaudited) ( continued)

Trustee and Officer Information
Officers
Name (Age) Position(s)
Principal Occupation(s)
During the Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (63)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
John E.
Martinez (61)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (57)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years
Armando
Senra (51)
President (since 2019). Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of
Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent
Walker (48)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (54)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (41)
Secretary (since 2022). Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).
Rachel
Aguirre (40)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (46)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (51)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice
Presidents.
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Independent Trustees (
continued
)

General Information

2022
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-AR-718-0722
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non
‐
material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eleven series of the registrant for which the fiscal year-end is July 31, 2022 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $103,750 for the fiscal year ended
July 31, 2021
and $115,150 for the fiscal year ended July 31, 2022.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed July 31, 2021
and July 31, 2022 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $106,700 for the fiscal year ended
July 31, 2021
and $106,700 for the fiscal year ended July 31, 2022. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed July 31, 2021 and July 31, 2022
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2022 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $106,700 for the fiscal year ended
July 31, 2021
and $106,700 for the fiscal year ended July 31, 2022.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	September 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	September 23, 2022

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 23, 2022